File No. 333-142084
Filed on April 30, 2014	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	13	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	28	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2014, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2014

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013B (PRS)	32-70130-02 2014 /05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573 1-800-350-4570	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	7TwelveTM Balanced Portfolio
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	AllianceBernstein VPS Dynamic Asset Allocation
•	AllianceBernstein VPS Global Thematic Growth
•	AllianceBernstein VPS Growth and Income
•	AllianceBernstein VPS Small/Mid Cap Value
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value
•	American Century VP Value
•	American Funds IS ® Asset Allocation
•	American Funds IS ® Blue Chip Income and Growth
•	American Funds IS ® Global Bond
•	American Funds IS ® Global Growth
•	American Funds IS ® Global Growth and Income
•	American Funds IS ® Global Small Capitalization
•	American Funds IS ® Growth
•	American Funds IS ® Growth-Income
•	American Funds IS ® International
•	American Funds IS ® International Growth and Income
•	American Funds IS ® Mortgage
•	American Funds IS ® New World
•	American Funds IS ® U.S. Government/ AAA-Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Direxion Dynamic VP HY Bond
•	Direxion VP Indexed Commodity Strategy
•	Direxion VP Indexed Managed Futures Strategy
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP
•	DWS Core Equity VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2014

•	DWS Global Growth VIP
•	DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP)
•	DWS Government & Agency Securities VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Small Mid Cap Value VIP
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )
•	Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )
•	Franklin High Income VIP Fund (formerly Franklin High Income Securities )
•	Franklin Income VIP Fund (formerly Franklin Income Securities )
•	Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )
•	Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )
•	Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )
•	Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )
•	Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )
•	Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )
•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )
•	Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )
•	Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Amerigo
•	Guggenheim VIF CLS AdvisorOne Clermont
•	Guggenheim VIF CLS AdvisorOne Select Allocation
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )
•	Ibbotson Aggressive Growth ETF Asset Allocation
•	Ibbotson Balanced ETF Asset Allocation
•	Ibbotson Conservative ETF Asset Allocation
•	Ibbotson Growth ETF Asset Allocation
•	Ibbotson Income and Growth ETF Asset Allocation
•	Innealta Capital Country Rotation
•	Innealta Capital Sector Rotation
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth

2

•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP International Growth
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust International Equity Portfolio
•	JPMorgan Insurance Trust Intrepid Growth Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust MidCap Growth Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS ® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS ® VIT International Value
•	MFS® VIT Investors Growth Stock
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Research Bond
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi-Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth

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•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )
•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )
•	Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )
•	Templeton Growth VIP Fund (formerly Templeton Growth Securities )
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	Van Eck VIP Global Gold
•	Van Eck VIP Global Hard Assets
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Premium AlphaSector Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )
•	VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )
•	VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )
•	Wells Fargo Advantage International Equity VT
•	Wells Fargo Advantage Intrinsic Value VT
•	Wells Fargo Advantage Omega Growth VT
•	Wells Fargo Advantage Opportunity VT
•	Wells Fargo Advantage Small Cap Value VT
•	Western Asset Variable Global High Yield Bond

      Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 46 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

7

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

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The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge3	0.35%
Total Separate Account Annual Expenses	1.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3    The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before February 1, 2013.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	23.61%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2013 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2013 .
 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after February 1, 2013) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$233	$ 4,370	$ 7,029	$ 10,232

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$152	$471	$813	$1,779

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account.

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All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these

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payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company

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may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory

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financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

●
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment

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Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of

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the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically

17

transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

18

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Dynamic Asset Allocation, AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Funds IS ® Asset Allocation, American Funds IS ® Blue Chip Income and Growth, American Funds IS ® Global Bond, American Funds IS ® Global Growth, American Funds IS ® Global Growth and Income, American Funds IS ® Global Small Capitalization, American Funds IS ® Growth, American Funds IS ® Growth-Income, American Funds IS ® International, American Funds IS ® International Growth and Income, American Funds IS ® Mortgage, American Funds IS ® New World, American Funds IS ® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond , Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund , Franklin Growth and Income VIP Fund , Franklin High Income VIP Fund , Franklin Income VIP Fund , Franklin Large Cap Growth VIP Fund , Franklin Large Cap Value VIP Fund , Franklin Mutual Global Discovery VIP Fund , Franklin Mutual Shares VIP Fund , Franklin Rising Dividends VIP Fund , Franklin Small Cap Value VIP Fund , Franklin Small-Mid Cap Growth VIP Fund , Franklin Strategic Income VIP Fund , Franklin U . S . Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value , Goldman Sachs VIT Small Cap Equity Insights , Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value , Guggenheim VIF Long Short Equity , Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond , Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth , Invesco V.I. Managed Volatility , Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS ® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT International Value, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund , Templeton Global Bond VIP Fund , Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
VY Clarion Global Real Estate Portfolio , VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

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Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined

24

by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment . The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet

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functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

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If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting,

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marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments

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will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

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Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges,

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if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary

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may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract,

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the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted

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contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death

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of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a

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decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the

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terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

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Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ( $181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any

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enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such

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asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or

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more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that

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neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Contract Sales. The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”). Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $39,008.65, $90,774.71, and $37,090.72, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Payment of Compensation. The Company may pay commissions to SDI and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.

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Compensation Paid to SDI Registered Representatives. Registered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.

Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended

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periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract was not available for purchase until July 26, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS.

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

Note: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC

48

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.

49

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers

50

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value VIP Fund	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.

51

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments

52

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Innealta Capital Country Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Innealta Capital Sector Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMIM
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	MFS
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS ® VIT International Value	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS
MFS ® VIT Total Return	Service	Seeks total return.	MFS
MFS ® VIT Utilities	Service	Seeks total return.	MFS
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on   a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance   of the NASDAQ-100 Index ® . The fund does   not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .
Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s   current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark,   before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

65

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2013 .

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2013 4	10.00	10.19	0
Adaptive Allocation Portfolio	2013 3	10.00	9.93	0
Alger Capital Appreciation	2013	10.26	13.36	10,284
	2012	9.01	10.26	0
	20112	10.00	9.01	0
Alger Large Cap Growth	2013	9.67	12.57	0
	2012	9.15	9.67	0
	20112	10.00	9.15	0
AllianceBernstein VPS Global Thematic Growth	2013 3	10.00	11.40	0
AllianceBernstein VPS Growth and Income	2013 3	10.00	12.26	0
AllianceBernstein VPS Small/Mid Cap Value	2013 3	10.00	12.28	1,011
ALPS/Alerian Energy Infrastructure	2013 4	10.00	10.64	0
American Century VP Income & Growth	2013	10.41	13.63	7,772
	2012	9.42	10.41	6,586
	20112	10.00	9.42	0
American Century VP Inflation Protection	2013 3	10.00	8.96	0
American Century VP International	2013	9.55	11.28	0
	2012	8.17	9.55	0
	20112	10.00	8.17	0
American Century VP Mid Cap Value	2013	10.30	12.92	6,406
	2012	9.17	10.30	377
	20112	10.00	9.17	0
American Century VP Value	2013	10.31	13.10	0
	2012	9.32	10.31	0
	20112	10.00	9.32	0
BlackRock Basic Value V.I.	2013	9.71	12.92	0
	2012	8.84	9.71	0
	20112	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2013	9.29	11.97	0
	2012	8.47	9.29	0
	20112	10.00	8.47	0
BlackRock Equity Dividend V.I.	2013	10.32	12.38	0
	2012	9.55	10.32	0
	20112	10.00	9.55	0
BlackRock Global Allocation V.I.	2013	9.60	10.61	7,762
	2012	9.04	9.60	6,842
	20112	10.00	9.04	0
BlackRock Global Opportunities V.I.	2013	9.12	11.41	0
	2012	8.26	9.12	0
	20112	10.00	8.26	0
BlackRock High Yield V.I.	2013 3	10.00	10.41	10,460
BlackRock Large Cap Core V.I.	2013	9.85	12.67	0
	2012	9.07	9.85	0
	20112	10.00	9.07	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Large Cap Growth V.I.	2013	10.02	12.93	0
	2012	9.04	10.02	0
	20112	10.00	9.04	0
Dimensional VA Global Bond Portfolio	2013 3	10.00	9.66	17,532
Dimensional VA International Small Portfolio	2013 3	10.00	11.67	11,253
Dimensional VA International Value Portfolio	2013 3	10.00	11.14	3,814
Dimensional VA Short-Term Fixed Portfolio	2013 3	10.00	9.67	2,612
Dimensional VA U.S. Large Value Portfolio	2013 3	10.00	12.52	9,246
Dimensional VA U.S. Targeted Value Portfolio	2013 3	10.00	12.94	704
Direxion Dynamic VP HY Bond	2013 3	10.00	9.35	0
Dreyfus IP Small Cap Stock Index	2013 3	10.00	12.75	5,650
Dreyfus IP Technology Growth	2013 3	10.00	12.13	0
Dreyfus Stock Index	2013 3	10.00	12.02	0
Dreyfus VIF Appreciation	2013 3	10.00	11.11	0
Dreyfus VIF International Value	2013 3	10.00	7.80	0
DWS Capital Growth VIP	2013	9.88	12.81	0
	2012	8.85	9.88	0
	20112	10.00	8.85	0
DWS Core Equity VIP	2013	9.95	13.18	0
	2012	8.93	9.95	0
	20112	10.00	8.93	0
DWS Global Growth VIP	2013	8.98	10.55	0
	2012	7.87	8.98	0
	20112	10.00	7.87	0
DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )	2013	9.39	12.31	708
	2012	8.46	9.39	0
	20112	10.00	8.46	0
DWS Government & Agency Securities VIP	2013	10.23	9.56	5,490
	2012	10.33	10.23	5,423
	20112	10.00	10.33	0
DWS High Income VIP	2013 3	10.00	10.26	0
DWS Large Cap Value VIP	2013	9.71	12.24	0
	2012	9.18	9.71	0
	20112	10.00	9.18	0
DWS Small Mid Cap Value VIP	2013	9.19	11.95	0
	2012	8.39	9.19	0
	20112	10.00	8.39	0
Federated Fund for U.S. Government Securities II	2013 3	10.00	10.27	0
Federated High Income Bond II	2013 3	10.00	13.30	12,276
Fidelity® VIP Balanced	2013	9.88	11.38	0
	2012	8.90	9.88	0
	20112	10.00	8.90	0
Fidelity® VIP Contrafund®	2013	9.62	12.17	7,074
	2012	8.58	9.62	3,684
	2011	9.13	8.58	0
	2010	8.08	9.13	0
	2009	6.18	8.08	0
	2008	11.15	6.18	0
	2007	10.00	11.15	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Disciplined Small Cap	2013	10.12	13.49	813
	2012	8.84	10.12	0
	20112	10.00	8.84	0
Fidelity ® VIP Emerging Markets	2013 3	10.00	9.89	1,847
Fidelity® VIP Growth & Income	2013	10.71	13.79	0
	2012	9.38	10.71	0
	20112	10.00	9.38	0
Fidelity ® VIP Growth Opportunities	2013 3	10.00	12.61	0
Fidelity ® VIP High Income	2013 3	10.00	10.15	0
Fidelity® VIP Index 500	2013	9.08	11.57	39,920
	2012	8.13	9.08	14,778
	2011	8.27	8.13	0
	2010	7.46	8.27	0
	2009	6.11	7.46	0
	2008	10.07	6.11	0
	2007	10.00	10.07	0
Fidelity® VIP Investment-Grade Bond	2013	11.47	10.85	18,426
	2012	11.24	11.47	11,124
	2011	10.87	11.24	227
	2010	10.46	10.87	150
	2009	9.38	10.46	500
	2008	10.06	9.38	236
	2007	10.00	10.06	0
Fidelity® VIP Mid Cap	2013	9.16	12.02	22,941
	2012	8.27	9.16	7,980
	20112	10.00	8.27	0
Fidelity® VIP Overseas	2013	9.02	11.34	0
	2012	7.75	9.02	0
	20112	10.00	7.75	0
Fidelity® VIP Real Estate	2013	11.11	10.91	7,696
	2012	9.72	11.11	3,300
	20112	10.00	9.72	0
Fidelity® VIP Strategic Income	2013	10.57	10.21	3,345
	2012	9.92	10.57	3,966
	20112	10.00	9.92	0
Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )	2013	9.23	12.25	0
	2012	8.74	9.23	0
	20112	10.00	8.74	0
Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )	2013	10.33	12.93	0
	2012	9.53	10.33	0
	20112	10.00	9.53	0
Franklin High Income VIP Fund (formerly Franklin High Income Securities )	2013	10.92	11.37	0
	2012	9.78	10.92	0
	20112	10.00	9.78	0
Franklin Income VIP Fund (formerly Franklin Income Securities )	2013	10.28	11.32	800
	2012	9.45	10.28	0
	20112	10.00	9.45	0
Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )	2013	9.98	12.41	0
	2012	9.20	9.98	0
	20112	10.00	9.20	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )	2013	9.66	12.66	0
	2012	8.73	9.66	0
	20112	10.00	8.73	0
Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )	2013	9.93	12.24	37,671
	2012	9.06	9.93	15,551
	20112	10.00	9.06	0
Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )	2013	10.06	12.47	0
	2012	9.12	10.06	0
	20112	10.00	9.12	0
Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )	2013	10.67	13.37	6,435
	2012	9.87	10.67	1,091
	20112	10.00	9.87	0
Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )	2013	10.00	13.16	5,027
	2012	8.74	10.00	0
	20112	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )	2013	17.48	23.33	0
	2012	16.32	17.48	0
	2011	17.75	16.32	0
	2010	14.40	17.75	0
	2009	10.38	14.40	0
	20081	10.00	10.38	0
Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )	2013	10.60	10.58	3,411
	2012	9.73	10.60	0
	20112	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )	2013	10.11	9.54	0
	2012	10.27	10.11	0
	20112	10.00	10.27	0
Goldman Sachs VIT Growth Opportunities	2013	10.12	12.92	0
	2012	8.77	10.12	0
	20112	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2013	10.30	9.99	35,103
	2012	10.37	10.30	0
	20112	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2013	9.84	12.64	0
	2012	8.58	9.84	0
	20112	10.00	8.58	0
Goldman Sachs VIT Mid Cap Value	2013	9.77	12.51	0
	2012	8.56	9.77	0
	20112	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )	2013	9.77	12.78	0
	2012	8.99	9.77	0
	20112	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2013	10.69	13.63	0
	2012	9.25	10.69	0
	20112	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2013	9.32	11.14	0
	2012	7.98	9.32	0
	20112	10.00	7.98	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF All Cap Value	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	20081	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	8.79	10.48	0
	2012	8.00	8.79	0
	2011	8.93	8.00	13,299
	2010	8.03	8.93	8,894
	2009	5.96	8.03	4,550
	2008	10.84	5.96	6,549
	2007	10.00	10.84	0
Guggenheim VIF CLS AdvisorOne Clermont	2013	9.03	9.61	0
	2012	8.44	9.03	0
	2011	8.76	8.44	1,467
	2010	8.17	8.76	980
	2009	6.90	8.17	4,266
	2008	10.21	6.90	1,099
	2007	10.00	10.21	0
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	8.97	10.29	0
	2012	8.26	8.97	0
	2011	8.93	8.26	7,301
	2010	8.12	8.93	4,895
	2009	6.19	8.12	4,460
	2008	11.08	6.19	3,686
	2007	10.00	11.08	0
Guggenheim VIF Floating Rate Strategies	2013 4	10.00	10.02	8,501
Guggenheim VIF Global Managed Futures Strategy	2013	6.26	6.21	2,022
	2012	7.30	6.26	0
	2011	8.27	7.30	0
	2010	8.88	8.27	0
	2009	9.57	8.88	0
	20081	10.00	9.57	0
Guggenheim VIF High Yield	2013	10.41	10.80	1,700
	2012	9.38	10.41	8,339
	20112	10.00	9.38	0
Guggenheim VIF Large Cap Value	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	0
	2009	10.28	12.56	0
	20081	10.00	10.28	0
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )	2013	8.10	9.20	2,569
	2012	8.03	8.10	0
	2011	8.90	8.03	0
	2010	8.28	8.90	0
	2009	6.74	8.28	0
	2008	11.76	6.74	130
	2007	10.00	11.76	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Macro Opportunities	2013 4	10.00	9.87	0
Guggenheim VIF Managed Asset Allocation	2013	10.34	11.42	0
	2012	9.45	10.34	0
	20112	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2013	17.75	22.86	0
	2012	15.69	17.75	0
	2011	17.55	15.69	0
	2010	15.42	17.55	0
	2009	11.09	15.42	0
	20081	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2013	7.45	7.32	3,040
	2012	7.55	7.45	0
	2011	7.56	7.55	0
	2010	7.37	7.56	0
	2009	7.88	7.37	0
	2008	10.04	7.88	0
	2007	10.00	10.04	0
Guggenheim VIF Small Cap Value	2013	12.07	15.94	938
	2012	10.45	12.07	0
	2011	11.34	10.45	0
	2010	9.63	11.34	0
	2009	6.39	9.63	0
	2008	10.77	6.39	0
	2007	10.00	10.77	0
Guggenheim VIF StylePlus Large Core	2013 3	10.00	11.75	0
Guggenheim VIF StylePlus Large Growth	2013	9.31	11.53	0
	2012	8.70	9.31	0
	20112	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2013 3	10.00	22.82	0
Guggenheim VIF StylePlus Small Growth	2013 3	10.00	12.83	0
Guggenheim VIF Total Return Bond	2013 3	10.00	9.84	3,092
Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )	2013	7.40	8.52	3,690
	2012	6.57	7.40	0
	2011	8.07	6.57	0
	2010	7.22	8.07	0
	2009	6.25	7.22	0
	2008	10.49	6.25	0
	2007	10.00	10.49	0
Ibbotson Aggressive Growth ETF Asset Allocation	2013 3	10.00	10.95	0
Ibbotson Balanced ETF Asset Allocation	2013 3	10.00	10.52	0
Ibbotson Conservative ETF Asset Allocation	2013 3	10.00	9.87	0
Ibbotson Growth ETF Asset Allocation	2013 3	10.00	10.85	0
Ibbotson Income and Growth ETF Asset Allocation	2013 3	10.00	10.20	0
Innealta Capital Country Rotation	2013 3	10.00	9.52	0
Innealta Capital Sector Rotation	2013 3	10.00	9.29	0
Invesco V.I. American Franchise	2013	9.35	12.63	0
	2012	8.54	9.35	0
	20112	10.00	8.54	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. American Value	2013	10.19	13.19	0
	2012	9.01	10.19	0
	20112	10.00	9.01	0
Invesco V.I. Comstock	2013	10.28	13.47	6,270
	2012	8.95	10.28	0
	20112	10.00	8.95	0
Invesco V.I. Core Equity	2013	9.98	12.43	0
	2012	9.09	9.98	0
	20112	10.00	9.09	0
Invesco V.I. Equity and Income	2013	9.93	11.98	0
	2012	9.15	9.93	0
	20112	10.00	9.15	0
Invesco V.I. Global Core Equity	2013	9.02	10.65	0
	2012	8.23	9.02	0
	20112	10.00	8.23	0
Invesco V.I. Global Health Care	2013	10.79	14.62	0
	2012	9.27	10.79	0
	20112	10.00	9.27	0
Invesco V.I. Global Real Estate	2013	10.92	10.81	6,465
	2012	8.84	10.92	0
	20112	10.00	8.84	0
Invesco V.I. Government Securities	2013	10.35	9.71	8,750
	2012	10.48	10.35	0
	20112	10.00	10.48	0
Invesco V.I. Growth and Income	2013	9.92	12.82	0
	2012	8.98	9.92	0
	20112	10.00	8.98	0
Invesco V.I. High Yield	2013	10.72	11.05	3,500
	2012	9.48	10.72	5,984
	20112	10.00	9.48	0
Invesco V.I. International Growth	2013	9.07	10.40	16,496
	2012	8.15	9.07	3,910
	2011	9.07	8.15	0
	2010	8.33	9.07	0
	2009	6.39	8.33	0
	2008	11.13	6.39	0
	2007	10.00	11.13	0
Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )	2013	10.75	11.48	0
	2012	10.77	10.75	0
	20112	10.00	10.77	0
Invesco V.I. Mid Cap Core Equity	2013	9.58	11.89	0
	2012	8.96	9.58	0
	2011	9.92	8.96	0
	2010	9.03	9.92	0
	2009	7.20	9.03	0
	2008	10.44	7.20	0
	2007	10.00	10.44	0
Invesco V.I. Mid Cap Growth	2013	8.87	11.71	0
	2012	8.23	8.87	0
	20112	10.00	8.23	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. S&P 500 Index	2013 3	10.00	12.01	0
Invesco V.I. Small Cap Equity	2013	9.47	12.54	6,857
	2012	8.63	9.47	1,247
	20112	10.00	8.63	0
Ivy Funds VIP Asset Strategy	2013	9.91	11.98	613
	2012	8.61	9.91	0
	20112	10.00	8.61	0
Ivy Funds VIP Balanced	2013	10.26	12.26	797
	2012	9.50	10.26	0
	20112	10.00	9.50	0
Ivy Funds VIP Core Equity	2013	10.42	13.43	5,481
	2012	9.09	10.42	0
	20112	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	2013	9.45	11.84	0
	2012	8.65	9.45	0
	20112	10.00	8.65	0
Ivy Funds VIP Energy	2013	7.66	9.45	0
	2012	7.82	7.66	0
	20112	10.00	7.82	0
Ivy Funds VIP Global Bond	2013	10.00	9.83	0
	2012	9.73	10.00	0
	20112	10.00	9.73	0
Ivy Funds VIP Growth	2013	10.24	13.50	0
	2012	9.40	10.24	0
	20112	10.00	9.40	0
Ivy Funds VIP High Income	2013	11.24	12.00	21,159
	2012	9.81	11.24	0
	20112	10.00	9.81	0
Ivy Funds VIP International Core Equity	2013	8.78	10.60	0
	2012	8.02	8.78	0
	20112	10.00	8.02	0
Ivy Funds VIP International Growth	2013	9.89	11.39	1,160
	2012	8.67	9.89	792
	20112	10.00	8.67	0
Ivy Funds VIP Limited-Term Bond	2013	10.03	9.64	29,341
	2012	10.05	10.03	0
	20112	10.00	10.05	0
Ivy Funds VIP Mid Cap Growth	2013	9.73	12.22	5,242
	2012	8.87	9.73	403
	20112	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2013	10.97	10.71	0
	2012	9.64	10.97	0
	20112	10.00	9.64	0
Ivy Funds VIP Science and Technology	2013	10.20	15.41	496
	2012	8.26	10.20	0
	20112	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2013	8.03	11.12	0
	2012	7.91	8.03	0
	20112	10.00	7.91	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Small Cap Value	2013	9.18	11.84	0
	2012	8.01	9.18	0
	20112	10.00	8.01	0
Ivy Funds VIP Value	2013	9.73	12.73	574
	2012	8.47	9.73	0
	20112	10.00	8.47	0
Janus Aspen Enterprise	2013	10.12	12.91	0
	2012	8.95	10.12	0
	20112	10.00	8.95	0
Janus Aspen Forty	2013	10.62	13.43	0
	2012	8.88	10.62	0
	20112	10.00	8.88	0
Janus Aspen Janus Portfolio	2013	10.16	12.75	0
	2012	8.89	10.16	0
	20112	10.00	8.89	0
Janus Aspen Overseas	2013	7.19	7.93	0
	2012	6.57	7.19	0
	20112	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2013	9.47	11.51	0
	2012	8.85	9.47	0
	20112	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2013 3	10.00	9.56	0
JPMorgan Insurance Trust International Equity Portfolio	2013 3	10.00	10.71	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2013 3	10.00	12.41	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2013 3	10.00	12.66	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2013 3	10.00	12.87	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2013 3	10.00	12.74	0
JPMorgan Insurance Trust US Equity Portfolio	2013 3	10.00	12.38	0
Lord Abbett Series Bond-Debenture VC	2013	10.64	11.12	3,032
	2012	9.79	10.64	0
	20112	10.00	9.79	0
Lord Abbett Series Calibrated Dividend Growth	2013	9.99	12.34	0
	2012	9.19	9.99	0
	20112	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2013	9.65	12.11	0
	2012	8.68	9.65	0
	20112	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2013	9.27	14.03	2,343
	2012	8.56	9.27	0
	20112	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2013	9.27	12.15	0
	2012	8.67	9.27	0
	20112	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2013	9.36	12.29	0
	2012	8.65	9.36	0
	20112	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2013	8.90	11.79	0
	2012	8.08	8.90	0
	20112	10.00	8.08	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Mid Cap Stock VC	2013	9.51	11.97	0
	2012	8.59	9.51	0
	20112	10.00	8.59	0
Lord Abbett Series Total Return VC	2013	10.82	10.34	0
	2012	10.49	10.82	0
	20112	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2013	9.25	12.41	0
	2012	8.63	9.25	0
	20112	10.00	8.63	0
MFS ® VIT Emerging Markets Equity	2013 3	10.00	9.02	0
MFS ® VIT High Yield	2013 3	10.00	10.18	0
MFS® VIT Investors Growth Stock	2013	10.56	13.27	0
	2012	9.37	10.56	0
	20112	10.00	9.37	0
MFS® VIT Investors Trust	2013	10.32	13.14	0
	2012	8.99	10.32	0
	20112	10.00	8.99	0
MFS® VIT New Discovery	2013	9.17	12.50	0
	2012	7.85	9.17	420
	20112	10.00	7.85	0
MFS® VIT Research	2013	10.40	13.26	0
	2012	9.21	10.40	0
	20112	10.00	9.21	0
MFS® VIT Research Bond	2013	10.60	10.11	7,081
	2012	10.25	10.60	2,215
	20112	10.00	10.25	0
MFS® VIT Research International	2013	9.32	10.68	0
	2012	8.29	9.32	0
	20112	10.00	8.29	0
MFS® VIT Total Return	2013	10.20	11.70	0
	2012	9.52	10.20	0
	20112	10.00	9.52	0
MFS® VIT Utilities	2013	10.53	12.23	4,868
	2012	9.63	10.53	0
	20112	10.00	9.63	0
Morgan Stanley UIF Emerging Markets Debt	2013 3	10.00	8.96	0
Morgan Stanley UIF Emerging Markets Equity	2013 3	10.00	9.43	10,261
Neuberger Berman AMT Guardian	2013	9.10	12.20	894
	2012	8.35	9.10	0
	2011	8.91	8.35	0
	2010	7.75	8.91	0
	2009	6.18	7.75	0
	2008	10.20	6.18	0
	2007	10.00	10.20	0
Neuberger Berman AMT Socially Responsive	2013	9.38	12.45	0
	2012	8.77	9.38	0
	20112	10.00	8.77	0
Oppenheimer Global Fund/VA	2013	9.77	11.99	0
	2012	8.36	9.77	0
	20112	10.00	8.36	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Global Strategic Income Fund/VA	2013	10.42	10.03	807
	2012	9.54	10.42	0
	20112	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2013	10.09	12.26	12,093
	2012	8.59	10.09	0
	20112	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2013	9.43	12.80	0
	2012	8.29	9.43	0
	2011	8.79	8.29	0
	2010	7.39	8.79	0
	2009	5.59	7.39	0
	2008	9.33	5.59	0
	2007	10.00	9.33	0
PIMCO VIT All Asset	2013	10.63	10.28	0
	2012	9.59	10.63	0
	20112	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2013	8.51	7.01	7,824
	2012	8.38	8.51	0
	20112	10.00	8.38	0
PIMCO VIT Emerging Markets Bond	2013	11.61	10.43	21,771
	2012	10.21	11.61	659
	20112	10.00	10.21	0
PIMCO VIT Foreign Bond (Unhedged)	2013	10.61	9.58	0
	2012	10.44	10.61	0
	20112	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2013	13.78	12.17	0
	2012	13.35	13.78	0
	2011	12.86	13.35	0
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	20081	10.00	10.58	0
PIMCO VIT High Yield	2013	16.28	16.61	0
	2012	14.76	16.28	6,773
	2011	14.80	14.76	0
	2010	13.40	14.80	0
	2009	9.90	13.40	0
	20081	10.00	9.90	0
PIMCO VIT Low Duration	2013	9.95	9.59	33,108
	2012	9.74	9.95	11,215
	20112	10.00	9.74	0
PIMCO VIT Real Return	2013	11.16	9.78	17,515
	2012	10.64	11.16	8,737
	20112	10.00	10.64	0
PIMCO VIT Short-Term	2013 3	10.00	9.73	8,813
PIMCO VIT Total Return	2013	10.56	9.99	60,980
	2012	9.99	10.56	32,044
	20112	10.00	9.99	11
Pioneer Bond VCT	2013 3	10.00	9.76	0
Pioneer Emerging Markets VCT	2013 3	10.00	9.41	0
Pioneer Equity Income VCT	2013 3	10.00	11.73	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer High Yield VCT	2013 3	10.00	10.48	5,998
Pioneer Real Estate Shares VCT	2013 3	10.00	9.47	0
Pioneer Strategic Income VCT	2013 3	10.00	9.70	0
Power Income VIT	2013 3	10.00	10.09	0
Probabilities Fund	2013 4	10.00	10.19	20,374
Putnam VT Absolute Return 500	2013 3	10.00	9.96	0
Putnam VT Capital Opportunities	2013 3	10.00	12.09	0
Putnam VT Diversified Income	2013 3	10.00	10.21	0
Putnam VT Equity Income	2013 3	10.00	11.93	0
Putnam VT Global Asset Allocation	2013 3	10.00	11.17	0
Putnam VT Growth Opportunities	2013 3	10.00	12.46	0
Putnam VT High Yield	2013 3	10.00	10.30	0
Putnam VT Income	2013 3	10.00	9.82	0
Putnam VT Investors	2013 3	10.00	12.31	0
Putnam VT Voyager	2013 3	10.00	13.06	0
Rydex VIF Banking	2013	3.70	4.62	0
	2012	3.09	3.70	0
	2011	4.11	3.09	0
	2010	3.76	4.11	0
	2009	4.03	3.76	0
	2008	7.09	4.03	948
	2007	10.00	7.09	0
Rydex VIF Basic Materials	2013	10.68	10.44	11,742
	2012	9.98	10.68	0
	2011	12.36	9.98	0
	2010	10.10	12.36	303
	2009	6.73	10.10	12
	2008	12.75	6.73	0
	2007	10.00	12.75	0
Rydex VIF Biotechnology	2013	14.02	20.89	8,705
	2012	10.67	14.02	0
	2011	9.99	10.67	0
	2010	9.34	9.99	171
	2009	8.17	9.34	14
	2008	9.59	8.17	156
	2007	10.00	9.59	0
Rydex VIF Commodities Strategy	2013	6.56	6.13	0
	2012	6.89	6.56	0
	2011	7.63	6.89	0
	2010	7.31	7.63	0
	2009	6.78	7.31	0
	2008	13.78	6.78	0
	2007	10.00	13.78	0
Rydex VIF Consumer Products	2013	11.89	14.73	15,477
	2012	11.28	11.89	0
	2011	10.27	11.28	0
	2010	9.06	10.27	0
	2009	7.87	9.06	0
	2008	10.64	7.87	0
	2007	10.00	10.64	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Dow 2x Strategy	2013	7.24	11.38	0
	2012	6.40	7.24	0
	2011	6.07	6.40	0
	2010	5.04	6.07	0
	2009	3.81	5.04	0
	2008	10.31	3.81	130
	2007	10.00	10.31	0
Rydex VIF Electronics	2013	6.05	7.90	0
	2012	6.20	6.05	0
	2011	7.69	6.20	0
	2010	7.26	7.69	212
	2009	4.38	7.26	0
	2008	9.08	4.38	143
	2007	10.00	9.08	0
Rydex VIF Energy	2013	9.79	11.67	5,092
	2012	9.89	9.79	0
	2011	10.87	9.89	230
	2010	9.45	10.87	154
	2009	7.06	9.45	0
	2008	13.55	7.06	0
	2007	10.00	13.55	0
Rydex VIF Energy Services	2013	9.40	11.26	6,505
	2012	9.70	9.40	0
	2011	11.06	9.70	0
	2010	9.08	11.06	148
	2009	5.79	9.08	0
	2008	14.13	5.79	35
	2007	10.00	14.13	0
Rydex VIF Europe 1.25x Strategy	2013	5.18	6.20	0
	2012	4.41	5.18	1,139
	2011	5.37	4.41	0
	2010	6.23	5.37	0
	2009	4.76	6.23	0
	2008	10.90	4.76	0
	2007	10.00	10.90	0
Rydex VIF Financial Services	2013	4.84	5.96	0
	2012	4.08	4.84	0
	2011	4.96	4.08	0
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	0
	2007	10.00	7.74	0
Rydex VIF Government Long Bond 1.2x Strategy	2013	14.36	11.34	0
	2012	14.42	14.36	0
	2011	10.55	14.42	0
	2010	9.92	10.55	0
	2009	14.99	9.92	0
	2008	10.71	14.99	0
	2007	10.00	10.71	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Health Care	2013	10.29	14.10	0
	2012	9.09	10.29	0
	2011	8.99	9.09	0
	2010	8.72	8.99	0
	2009	7.24	8.72	27
	2008	9.97	7.24	193
	2007	10.00	9.97	0
Rydex VIF Internet	2013	10.02	14.64	0
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	177
	2009	5.46	8.75	0
	2008	10.26	5.46	124
	2007	10.00	10.26	0
Rydex VIF Inverse Dow 2x Strategy	2013	2.62	1.42	0
	2012	3.50	2.62	0
	2011	4.97	3.50	0
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007	10.00	8.89	0
Rydex VIF Inverse Government Long Bond Strategy	2013	3.65	4.06	0
	2012	4.02	3.65	0
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007	10.00	9.14	0
Rydex VIF Inverse Mid-Cap Strategy	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007	10.00	9.65	0
Rydex VIF Inverse NASDAQ-100® Strategy	2013	3.86	2.64	5,425
	2012	4.91	3.86	2,701
	2011	5.65	4.91	146
	2010	7.43	5.65	0
	2009	6.10	7.43	0
	2008	8.98	6.10	118
	2007	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	0
	2009	12.34	8.01	0
	2008	10.25	12.34	0
	2007	10.00	10.25	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse S&P 500 Strategy	2013	5.22	3.70	22,920
	2012	6.51	5.22	8,608
	2011	7.41	6.51	0
	2010	9.23	7.41	0
	2009	13.19	9.23	0
	2008	9.81	13.19	0
	2007	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2013	5.98	9.01	0
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	439
	2008	8.67	5.62	281
	2007	10.00	8.67	0
Rydex VIF Leisure	2013	8.71	11.98	0
	2012	7.43	8.71	0
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2013	8.91	12.93	325
	2012	7.42	8.91	449
	2011	8.31	7.42	625
	2010	6.25	8.31	881
	2009	4.25	6.25	204
	2008	9.73	4.25	128
	2007	10.00	9.73	0
Rydex VIF NASDAQ-100®	2013	11.41	14.84	2,166
	2012	10.11	11.41	0
	2011	10.25	10.11	0
	2010	8.95	10.25	352
	2009	6.10	8.95	163
	2008	10.86	6.10	118
	2007	10.00	10.86	0
Rydex VIF NASDAQ-100® 2x Strategy	2013	10.35	18.02	0
	2012	7.99	10.35	0
	2011	8.32	7.99	0
	2010	6.29	8.32	0
	2009	2.99	6.29	348
	2008	11.30	2.99	472
	2007	10.00	11.30	0
Rydex VIF Nova	2013	7.27	10.47	0
	2012	6.16	7.27	0
	2011	6.45	6.16	787
	2010	5.57	6.45	828
	2009	4.25	5.57	570
	2008	9.66	4.25	277
	2007	10.00	9.66	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2013	9.46	4.92	27,163
	2012	10.21	9.46	2,373
	2011	13.92	10.21	199
	2010	10.44	13.92	287
	2009	7.23	10.44	11
	2008	12.19	7.23	0
	2007	10.00	12.19	0
Rydex VIF Real Estate	2013	7.11	7.14	0
	2012	6.22	7.11	0
	2011	6.30	6.22	0
	2010	5.22	6.30	0
	2009	4.31	5.22	0
	2008	7.65	4.31	0
	2007	10.00	7.65	0
Rydex VIF Retailing	2013	10.18	13.36	1,989
	2012	9.02	10.18	0
	2011	8.87	9.02	261
	2010	7.34	8.87	0
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2013	7.16	10.97	0
	2012	6.07	7.16	0
	2011	7.16	6.07	781
	2010	5.37	7.16	251
	2009	4.17	5.37	226
	2008	8.88	4.17	0
	2007	10.00	8.88	0
Rydex VIF Russell 2000® 2x Strategy	2013	4.96	8.89	0
	2012	3.97	4.96	616
	2011	5.10	3.97	0
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	346
	2007	10.00	8.30	0
Rydex VIF S&P 500 2x Strategy	2013	5.88	9.59	0
	2012	4.71	5.88	486
	2011	5.07	4.71	0
	2010	4.19	5.07	0
	2009	2.96	4.19	0
	2008	9.56	2.96	0
	2007	10.00	9.56	0
Rydex VIF S&P 500 Pure Growth	2013	10.45	14.26	2,663
	2012	9.54	10.45	0
	2011	9.99	9.54	3,331
	2010	8.27	9.99	182
	2009	5.81	8.27	172
	2008	10.00	5.81	0
	2007	10.00	10.00	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 Pure Value	2013	8.53	11.97	617
	2012	7.22	8.53	0
	2011	7.72	7.22	4,430
	2010	6.64	7.72	0
	2009	4.55	6.64	221
	2008	9.16	4.55	0
	2007	10.00	9.16	0
Rydex VIF S&P MidCap 400 Pure Growth	2013	13.12	17.00	231
	2012	11.71	13.12	0
	2011	12.20	11.71	0
	2010	9.52	12.20	0
	2009	6.28	9.52	0
	2008	10.19	6.28	0
	2007	10.00	10.19	0
Rydex VIF S&P MidCap 400 Pure Value	2013	8.72	11.44	0
	2012	7.72	8.72	0
	2011	8.60	7.72	0
	2010	7.41	8.60	0
	2009	4.94	7.41	149
	2008	9.07	4.94	0
	2007	10.00	9.07	0
Rydex VIF S&P SmallCap 600 Pure Growth	2013	10.24	13.98	3,337
	2012	9.58	10.24	792
	2011	9.58	9.58	0
	2010	7.91	9.58	3,490
	2009	6.11	7.91	0
	2008	9.63	6.11	0
	2007	10.00	9.63	0
Rydex VIF S&P SmallCap 600 Pure Value	2013	8.07	11.13	2,260
	2012	6.94	8.07	370
	2011	7.93	6.94	0
	2010	6.56	7.93	0
	2009	4.18	6.56	0
	2008	7.66	4.18	0
	2007	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2013	5.32	4.99	0
	2012	5.88	5.32	0
	2011	6.36	5.88	0
	2010	6.89	6.36	0
	2009	8.48	6.89	0
	2008	8.31	8.48	0
	2007	10.00	8.31	0
Rydex VIF Technology	2013	8.44	11.04	0
	2012	7.81	8.44	0
	2011	8.90	7.81	264
	2010	8.22	8.90	0
	2009	5.47	8.22	0
	2008	10.37	5.47	0
	2007	10.00	10.37	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Telecommunications	2013	6.31	7.16	0
	2012	6.23	6.31	0
	2011	7.53	6.23	0
	2010	6.81	7.53	0
	2009	5.48	6.81	0
	2008	10.37	5.48	0
	2007	10.00	10.37	0
Rydex VIF Transportation	2013	8.01	11.65	0
	2012	7.05	8.01	0
	2011	8.21	7.05	0
	2010	6.84	8.21	0
	2009	6.03	6.84	0
	2008	8.35	6.03	91
	2007	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2013	8.53	8.24	139,544
	2012	8.83	8.53	244,709
	2011	9.14	8.83	12,990
	2010	9.47	9.14	4,279
	2009	9.79	9.47	15,410
	2008	10.02	9.79	0
	2007	10.00	10.02	0
Rydex VIF Utilities	2013	9.40	10.32	0
	2012	9.62	9.40	0
	2011	8.56	9.62	0
	2010	8.29	8.56	0
	2009	7.54	8.29	0
	2008	11.09	7.54	0
	2007	10.00	11.09	0
Rydex VIF Weakening Dollar 2x Strategy	2013	8.50	7.98	0
	2012	8.73	8.50	0
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007	10.00	11.79	0
T. Rowe Price Blue Chip Growth	2013	10.59	14.41	1,392
	2012	9.30	10.59	1,091
	20112	10.00	9.30	0
T. Rowe Price Equity Income	2013	10.24	12.80	43,047
	2012	9.07	10.24	16,745
	20112	10.00	9.07	0
T. Rowe Price Health Sciences	2013	12.01	17.47	0
	2012	9.49	12.01	0
	20112	10.00	9.49	0
T. Rowe Price Limited-Term Bond	2013	9.71	9.37	43,322
	2012	9.82	9.71	11,374
	20112	10.00	9.82	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )	2013	17.35	16.61	10,092
	2012	15.87	17.35	676
	2011	19.52	15.87	0
	2010	17.18	19.52	0
	2009	10.30	17.18	0
	20081	10.00	10.30	0
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )	2013	14.74	17.51	6,966
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	0
	2009	10.78	14.27	0
	20081	10.00	10.78	0
Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )	2013	10.43	10.24	2,965
	2012	9.38	10.43	0
	20112	10.00	9.38	0
Templeton Growth VIP Fund (formerly Templeton Growth Securities )	2013	9.89	12.50	0
	2012	8.46	9.89	0
	20112	10.00	8.46	0
Third Avenue Value	2013	9.04	10.39	0
	2012	7.35	9.04	0
	20112	10.00	7.35	0
Van Eck VIP Global Gold	2013 4	10.00	7.66	0
Van Eck VIP Global Hard Assets	2013	7.42	7.90	3,035
	2012	7.45	7.42	0
	20112	10.00	7.45	0
Virtus International Series	2013 4	10.00	9.89	9,440
Virtus Multi-Sector Fixed Income Series	2013 4	10.00	9.66	0
Virtus Premium AlphaSector Series	2013 4	10.00	11.30	938
Virtus Real Estate Securities Series	2013 4	10.00	8.80	2,495
Virtus Strategic Allocation Series	2013 4	10.00	10.92	0
Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities)	2013 3	10.00	11.87	0
VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate)	2013 3	10.00	9.86	0
VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate)	2013 3	10.00	9.54	0
Wells Fargo Advantage International Equity VT	2013	8.92	10.30	0
	2012	8.13	8.92	0
	20112	10.00	8.13	0
Wells Fargo Advantage Intrinsic Value VT	2013	10.18	12.81	0
	2012	8.82	10.18	0
	20112	10.00	8.82	0
Wells Fargo Advantage Omega Growth VT	2013	9.84	13.30	0
	2012	8.46	9.84	0
	20112	10.00	8.46	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo Advantage Opportunity VT	2013	10.22	12.90	0
	2012	9.16	10.22	0
	2011	10.03	9.16	0
	2010	8.39	10.03	0
	2009	5.88	8.39	0
	2008	10.15	5.88	0
	2007	10.00	10.15	0
Wells Fargo Advantage Small Cap Value VT	2013	9.46	10.49	0
	2012	8.59	9.46	0
	20112	10.00	8.59	0
Western Asset Variable Global High Yield Bond	2013 3	10.00	10.09	0
1    For the period November 17, 2008 (date of inception) through December 31, 2008.
2    For the period April 18, 2011 (date of inception) through December 31, 2011.
3    For the period February 1, 2013 through December 31, 2013.
4    For the period May 1, 2013 through December 31, 2013.

Prospectus

ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2014

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013D (COMM)	32-70130-04 2014 /05/01

ELITEDESIGNS® II VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573 1-800-350-4570	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	7TwelveTM Balanced Portfolio

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Dynamic Asset Allocation

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	American Funds IS ® Asset Allocation

•	American Funds IS ® Blue Chip Income and Growth

•	American Funds IS ® Global Bond

•	American Funds IS ® Global Growth

•	American Funds IS ® Global Growth and Income

•	American Funds IS ® Global Small Capitalization

•	American Funds IS ® Growth

•	American Funds IS ® Growth-Income

•	American Funds IS ® International

•	American Funds IS ® International Growth and Income

•	American Funds IS ® Mortgage

•	American Funds IS ® New World

•	American Funds IS ® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP

•	DWS Global Growth VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2014

V7013D (COMM)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-04 2014 /05/01

•	DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )

•	DWS Small Mid Cap Value VIP

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities)

•	Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities)

•	Franklin High Income VIP Fund (formerly Franklin High Income Securities )

•	Franklin Income VIP Fund (formerly Franklin Income Securities )

•	Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )

•	Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )

•	Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )

•	Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )

•	Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )

•	Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )

•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )

•	Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )

•	Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

2

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS ® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT International Value

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

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•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )

•	Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )

•	Templeton Growth VIP Fund (formerly Templeton Growth Securities )

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )

•	VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )

•	VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

      Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 46 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

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Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

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Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	1.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	23.61%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2013 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2013 .
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$333	$ 4,547	$ 7,190	$ 10,250

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$252	$776	$1,326	$2,826

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable

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annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used

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for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or

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if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to

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prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment

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Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of

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the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred

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under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

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•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Dynamic Asset Allocation, AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Funds IS ® Asset Allocation, American Funds IS ® Blue Chip Income and Growth, American Funds IS ® Global Bond, American Funds IS ® Global Growth, American Funds IS ® Global Growth and Income, American Funds IS ® Global Small Capitalization, American Funds IS ® Growth, American Funds IS ® Growth-Income, American Funds IS ® International, American Funds IS ® International Growth and Income, American Funds IS ® Mortgage, American Funds IS ® New World, American Funds IS ® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond , Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund , Franklin Growth and Income VIP Fund , Franklin High Income VIP Fund , Franklin Income VIP Fund , Franklin Large Cap Growth VIP Fund , Franklin Large Cap Value VIP Fund , Franklin Mutual Global Discovery VIP Fund , Franklin Mutual Shares VIP Fund , Franklin Rising Dividends VIP Fund , Franklin Small Cap Value VIP Fund , Franklin Small-Mid Cap Growth VIP Fund , Franklin Strategic Income VIP Fund , Franklin U . S . Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value , Goldman Sachs VIT Small Cap Equity Insights , Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value , Guggenheim VIF Long Short Equity , Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond , Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth , Invesco V.I. Managed Volatility , Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS ® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT International Value, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days

21

Subaccount	Transfer Block Restriction (# of Calendar Days)
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF   Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF   Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy; SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund , Templeton Global Bond VIP Fund , Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days

22

Subaccount	Transfer Block Restriction (# of Calendar Days)
VY Clarion Global Real Estate Portfolio , VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

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Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined

24

by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment . The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

25

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the

26

systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive

27

due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed

28

payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things,

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the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the

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Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been

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made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

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On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

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Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may

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have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code

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Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts

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issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

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The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ). Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ( $181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

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Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The

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rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained

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by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

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In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

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Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $39,008.65, $90,774.71, and $37,090.72, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

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Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013 the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

45

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns II Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS.

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Adaptive Allocation Portfolio		Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP

48

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management

49

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value VIP Fund	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Innealta Capital Country Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.

52

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Innealta Capital Sector Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMIM
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	MFS

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS ® VIT International Value	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS
MFS ® VIT Total Return	Service	Seeks total return.	MFS
MFS ® VIT Utilities	Service	Seeks total return.	MFS
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on   a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance   of the NASDAQ-100 Index ® . The fund does   not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .
Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s   current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark,   before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

65

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for the period July 15, 2013 (date of inception) through December 31, 2013. The following information does not include Subaccounts that were not available as of December 31, 2013.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2013	10.00	10.16	0
Adaptive Allocation Portfolio	2013	10.00	9.95	0
Alger Capital Appreciation	2013	10.00	11.37	1,048
Alger Large Cap Growth	2013	10.00	11.52	0
AllianceBernstein VPS Global Thematic Growth	2013	10.00	11.29	0
AllianceBernstein VPS Growth and Income	2013	10.00	10.84	0
AllianceBernstein VPS Small/Mid Cap Value	2013	10.00	10.88	0
ALPS/Alerian Energy Infrastructure	2013	10.00	10.53	730
American Century VP Income & Growth	2013	10.00	10.86	0
American Century VP Inflation Protection	2013	10.00	9.60	513
American Century VP International	2013	10.00	10.95	0
American Century VP Mid Cap Value	2013	10.00	10.53	0
American Century VP Value	2013	10.00	10.56	0
BlackRock Basic Value V.I.	2013	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2013	10.00	11.47	0
BlackRock Equity Dividend V.I.	2013	10.00	10.63	8,776
BlackRock Global Allocation V.I.	2013	10.00	10.40	7,085
BlackRock Global Opportunities V.I.	2013	10.00	11.07	0
BlackRock High Yield V.I.	2013	10.00	10.33	0
BlackRock Large Cap Core V.I.	2013	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2013	10.00	11.38	0
Dimensional VA Global Bond Portfolio	2013	10.00	9.80	0
Dimensional VA International Small Portfolio	2013	10.00	11.37	0
Dimensional VA International Value Portfolio	2013	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2013	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2013	10.00	11.08	0
Dimensional VA U.S. Targeted Value Portfolio	2013	10.00	11.20	0
Direxion Dynamic VP HY Bond	2013	10.00	10.02	0
Dreyfus IP Small Cap Stock Index	2013	10.00	11.14	2,498
Dreyfus IP Technology Growth	2013	10.00	11.66	0
Dreyfus Stock Index	2013	10.00	10.83	0
Dreyfus VIF Appreciation	2013	10.00	10.64	0
Dreyfus VIF International Value	2013	10.00	10.82	0
DWS Capital Growth VIP	2013	10.00	11.31	0
DWS Core Equity VIP	2013	10.00	11.15	0
DWS Global Growth VIP	2013	10.00	10.94	0
DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP)	2013	10.00	11.23	0
DWS Government & Agency Securities VIP	2013	10.00	9.84	0
DWS High Income VIP	2013	10.00	10.18	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS Large Cap Value VIP	2013	10.00	10.68	0
DWS Small Mid Cap Value VIP	2013	10.00	11.00	0
Federated Fund for U.S. Government Securities II	2013	10.00	9.84	0
Federated High Income Bond II	2013	10.00	10.16	0
Fidelity ® VIP Balanced	2013	10.00	10.60	0
Fidelity ® VIP Contrafund ®	2013	10.00	10.95	0
Fidelity ® VIP Disciplined Small Cap	2013	10.00	11.09	0
Fidelity ® VIP Emerging Markets	2013	10.00	10.42	432
Fidelity ® VIP Growth & Income	2013	10.00	10.76	0
Fidelity ® VIP Growth Opportunities	2013	10.00	10.99	0
Fidelity ® VIP High Income	2013	10.00	10.17	0
Fidelity ® VIP Index 500	2013	10.00	10.84	0
Fidelity ® VIP Investment-Grade Bond	2013	10.00	9.84	0
Fidelity ® VIP Mid Cap	2013	10.00	11.23	0
Fidelity ® VIP Overseas	2013	10.00	11.46	0
Fidelity ® VIP Real Estate	2013	10.00	9.06	0
Fidelity ® VIP Strategic Income	2013	10.00	9.97	0
Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities)	2013	10.00	11.49	0
Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities)	2013	10.00	10.82	6,481
Franklin High Income VIP Fund (formerly Franklin High Income Securities)	2013	10.00	10.24	0
Franklin Income VIP Fund (formerly Franklin Income Securities)	2013	10.00	10.39	6,689
Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities)	2013	10.00	10.72	0
Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities)	2013	10.00	11.00	0
Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities)	2013	10.00	10.70	0
Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities)	2013	10.00	10.68	0
Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities)	2013	10.00	10.76	0
Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities)	2013	10.00	11.20	4,394
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities)	2013	10.00	11.19	0
Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities)	2013	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities)	2013	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2013	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2013	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2013	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2013	10.00	10.72	1,440

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity)	2013	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2013	10.00	11.29	0
Goldman Sachs VIT Strategic International Equity	2013	10.00	10.94	0
Guggenheim VIF All Cap Valuel	2013	10.00	10.72	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	10.00	10.67	0
Guggenheim VIF CLS AdvisorOne Clermont	2013	10.00	10.17	0
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	10.00	10.47	0
Guggenheim VIF Floating Rate Strategies	2013	10.00	10.06	8,733
Guggenheim VIF Global Managed Futures Strategy	2013	10.00	9.99	0
Guggenheim VIF High Yield	2013	10.00	10.17	0
Guggenheim VIF Large Cap Value	2013	10.00	10.71	1,631
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum)	2013	10.00	10.44	733
Guggenheim VIF Macro Opportunities	2013	10.00	10.11	0
Guggenheim VIF Managed Asset Allocation	2013	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2013	10.00	10.71	0
Guggenheim VIF Multi-Hedge Strategies	2013	10.00	9.79	0
Guggenheim VIF Small Cap Value	2013	10.00	10.92	0
Guggenheim VIF StylePlus Large Core	2013	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2013	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2013	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2013	10.00	11.19	0
Guggenheim VIF Total Return Bond	2013	10.00	10.04	0
Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight)	2013	10.00	10.67	0
Ibbotson Aggressive Growth ETF Asset Allocation	2013	10.00	10.54	0
Ibbotson Balanced ETF Asset Allocation	2013	10.00	10.30	21,790
Ibbotson Conservative ETF Asset Allocation	2013	10.00	9.96	2,501
Ibbotson Growth ETF Asset Allocation	2013	10.00	10.47	8,102
Ibbotson Income and Growth ETF Asset Allocation	2013	10.00	10.15	0
Innealta Capital Country Rotation	2013	10.00	9.76	767
Innealta Capital Sector Rotation	2013	10.00	9.60	0
Invesco V.I. American Franchise	2013	10.00	11.85	0
Invesco V.I. American Value	2013	10.00	10.79	1,081
Invesco V.I. Comstock	2013	10.00	10.77	0
Invesco V.I. Core Equity	2013	10.00	10.71	0
Invesco V.I. Equity and Income	2013	10.00	10.43	0
Invesco V.I. Global Core Equity	2013	10.00	10.76	0
Invesco V.I. Global Health Care	2013	10.00	11.00	0
Invesco V.I. Global Real Estate	2013	10.00	9.54	0
Invesco V.I. Government Securities	2013	10.00	9.76	0
Invesco V.I. Growth and Income	2013	10.00	10.59	0
Invesco V.I. High Yield	2013	10.00	10.21	0
Invesco V.I. International Growth	2013	10.00	11.04	977
Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities)	2013	10.00	9.63	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2013	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2013	10.00	11.14	0
Invesco V.I. S&P 500 Index	2013	10.00	10.83	0
Invesco V.I. Small Cap Equity	2013	10.00	11.02	0
Ivy Funds VIP Asset Strategy	2013	10.00	11.30	328
Ivy Funds VIP Balanced	2013	10.00	10.72	0
Ivy Funds VIP Core Equity	2013	10.00	11.17	0
Ivy Funds VIP Dividend Opportunities	2013	10.00	10.90	0
Ivy Funds VIP Energy	2013	10.00	10.71	0
Ivy Funds VIP Global Bond	2013	10.00	10.04	0
Ivy Funds VIP Growth	2013	10.00	11.58	0
Ivy Funds VIP High Income	2013	10.00	10.28	0
Ivy Funds VIP International Core Eqluity	2013	10.00	11.22	0
Ivy Funds VIP International Growth	2013	10.00	11.05	0
Ivy Funds VIP Limited-Term Bond	2013	10.00	9.84	0
Ivy Funds VIP Mid Cap Growth	2013	10.00	10.94	0
Ivy Funds VIP Real Estate Securities	2013	10.00	9.14	0
Ivy Funds VIP Science and Technology	2013	10.00	12.00	1,017
Ivy Funds VIP Small Cap Growth	2013	10.00	11.45	0
Ivy Funds VIP Small Cap Value	2013	10.00	10.70	0
Ivy Funds VIP Value	2013	10.00	10.83	0
Janus Aspen Enterprise	2013	10.00	10.87	0
Janus Aspen Forty	2013	10.00	11.30	0
Janus Aspen Janus Portfolio	2013	10.00	11.01	0
Janus Aspen Overseas	2013	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2013	10.00	10.51	0
JPMorgan Insurance Trust Core Bond Portfolio	2013	10.00	9.80	0
JPMorgan Insurance Trust International Equity Portfolio	2013	10.00	10.76	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2013	10.00	11.02	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2013	10.00	11.08	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2013	10.00	11.43	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2013	10.00	11.08	0
JPMorgan Insurance Trust US Equity Portfolio	2013	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2013	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2013	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2013	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2013	10.00	11.47	0
Lord Abbett Series Fundamental Equity VC	2013	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2013	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2013	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2013	10.00	10.68	0
Lord Abbett Series Total Return VC	2013	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2013	10.00	10.98	0
MFS ® VIT Emerging Markets Equity	2013	10.00	10.19	0
MFS ® VIT High Yield	2013	10.00	10.18	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS ® VIT Investors Growth Stock	2013	10.00	10.96	0
MFS ® VIT Investors Trust	2013	10.00	10.92	0
MFS ® VIT New Discovery	2013	10.00	11.19	0
MFS ® VIT Research	2013	10.00	10.80	0
MFS ® VIT Research Bond	2013	10.00	9.89	0
MFS ® VIT Research International	2013	10.00	10.72	0
MFS ® VIT Total Return	2013	10.00	10.43	0
MFS ® VIT Utilities	2013	10.00	10.39	0
Morgan Stanley UIF Emerging Markets Debt	2013	10.00	9.82	0
Morgan Stanley UIF Emerging Markets Equity	2013	10.00	10.12	0
Neuberger Berman AMT Guardian	2013	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2013	10.00	10.97	0
Oppenheimer Global Fund/VA	2013	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2013	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2013	10.00	10.98	1,626
Oppenheimer Main Street Small Cap Fund ® /VA	2013	10.00	11.01	1,408
PIMCO VIT All Asset	2013	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2013	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2013	10.00	9.86	1,162
PIMCO VIT Foreign Bond (Unhedged)	2013	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2013	10.00	9.76	0
PIMCO VIT High Yield	2013	10.00	10.14	0
PIMCO VIT Low Duration	2013	10.00	9.91	9,924
PIMCO VIT Real Return	2013	10.00	9.61	2,293
PIMCO VIT Short-Term	2013	10.00	9.84	0
PIMCO VIT Total Return	2013	10.00	9.86	0
Pioneer Bond VCT	2013	10.00	9.94	0
Pioneer Emerging Markets VCT	2013	10.00	10.84	0
Pioneer Equity Income VCT	2013	10.00	10.60	0
Pioneer High Yield VCT	2013	10.00	10.25	0
Pioneer Real Estate Shares VCT	2013	10.00	9.07	0
Pioneer Strategic Income VCT	2013	10.00	9.92	0
Power Income VIT	2013	10.00	9.97	758
Probabilities Fund	2013	10.00	9.93	1,587
Putnam VT Absolute Return 500	2013	10.00	9.91	0
Putnam VT Capital Opportunities	2013	10.00	10.93	0
Putnam VT Diversified Income	2013	10.00	10.20	0
Putnam VT Equity Income	2013	10.00	10.71	1,091
Putnam VT Global Asset Allocation	2013	10.00	10.60	0
Putnam VT Growth Opportunities	2013	10.00	11.38	0
Putnam VT High Yield	2013	10.00	10.23	0
Putnam VT Income	2013	10.00	10.05	0
Putnam VT Investors	2013	10.00	11.02	0
Putnam VT Voyager	2013	10.00	11.81	0
Rydex VIF Banking	2013	10.00	10.74	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Basic Materials	2013	10.00	10.87	0
Rydex VIF Biotechnology	2013	10.00	10.82	0
Rydex VIF Commodities Strategy	2013	10.00	9.59	0
Rydex VIF Consumer Products	2013	10.00	10.30	0
Rydex VIF Dow 2x Strlategy	2013	10.00	11.31	0
Rydex VIF Electronics	2013	10.00	10.79	0
Rydex VIF Energy	2013	10.00	10.69	0
Rydex VIF Energy Services	2013	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2013	10.00	11.51	0
Rydex VIF Financial Services	2013	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2013	10.00	9.23	0
Rydex VIF Health Care	2013	10.00	10.99	0
Rydex VIF Internet	2013	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2013	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2013	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2013	10.00	8.76	0
Rydex VIF Inverse NASDAQ-100 ® Strategy	2013	10.00	8.23	0
Rydex VIF Inverse Russell 2000 ® Strategy	2013	10.00	8.57	0
Rydex VIF Inverse S&P 500 Strategy	2013	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2013	10.00	10.45	0
Rydex VIF Leisure	2013	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2013	10.00	11.20	0
Rydex VIF NASDAQ-100 ®	2013	10.00	11.39	4,319
Rydex VIF NASDAQ-100 ® 2x Strategy	2013	10.00	13.25	0
Rydex VIF Nova	2013	10.00	11.33	0
Rydex VIF Precious Metals	2013	10.00	9.35	0
Rydex VIF Real Estate	2013	10.00	9.30	812
Rydex VIF Retailing	2013	10.00	10.66	0
Rydex VIF Russell 2000 ® 1.5x Strategy	2013	10.00	11.46	0
Rydex VIF Russell 2000 ® 2x Strategy	2013	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2013	10.00	11.85	2,157
Rydex VIF S&P 500 Pure Growth	2013	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2013	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2013	10.00	11.21	0
Rydex VIF S&P MidCap 400 Pure Value	2013	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2013	10.00	11.36	4,334
Rydex VIF S&P SmallCap 600 Pure Value	2013	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2013	10.00	8.94	0
Rydex VIF Technology	2013	10.00	11.45	0
Rydex VIF Telecommunications	2013	10.00	10.63	0
Rydex VIF Transportation	2013	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2013	10.00	9.78	30,341
Rydex VIF Utilities	2013	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2013	10.00	10.45	0
T. Rowe Price Blue Chip Growth	2013	10.00	11.63	4,280

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Equity Income	2013	10.00	10.64	0
T. Rowe Price Health Sciences	2013	10.00	11.37	0
T. Rowe Price Limited-Term Bond	2013	10.00	9.82	0
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities)	2013	10.00	10.24	0
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities)	2013	10.00	11.25	0
Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities)	2013	10.00	10.03	753
Templeton Growth VIP Fund (formerly Templeton Growth Securities)	2013	10.00	11.22	0
Third Avenue Value	2013	10.00	10.37	0
Van Eck VIP Global Gold	2013	10.00	8.76	0
Van Eck VIP Global Hard Assets	2013	10.00	10.89	0
Virtus International Series	2013	10.00	10.31	0
Virtus Multi-Sector Fixed Income Series	2013	10.00	10.05	0
Virtus Premium AlphaSector Series	2013	10.00	10.75	0
Virtus Real Estate Securities Series	2013	10.00	9.05	0
Virtus Strategic Allocation Series	2013	10.00	10.65	0
Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities)	2013	10.00	10.76	0
VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate)	2013	10.00	9.67	0
VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate)	2013	10.00	9.13	0
Wells Fargo Advantage International Equity VT	2013	10.00	10.89	0
Wells Fargo Advantage Intrinsic Value VT	2013	10.00	10.72	0
Wells Fargo Advantage Omega Growth VT	2013	10.00	11.52	4,611
Wells Fargo Advantage Opportunity VT	2013	10.00	10.81	0
Wells Fargo Advantage Small Cap Value VT	2013	10.00	10.29	0
Western Asset Variable Global High Yield Bond	2013	10.00	10.19	0

A-7

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2014

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013	32-70131-00 2014 /05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573 1-800-350-4570	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7TwelveTM Balanced Portfolio

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Dynamic Asset Allocation

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	American Funds IS ® Asset Allocation

•	American Funds IS ® Blue Chip Income and Growth

•	American Funds IS ® Global Bond

•	American Funds IS ® Global Growth

•	American Funds IS ® Global Growth and Income

•	American Funds IS ® Global Small Capitalization

•	American Funds IS ® Growth

•	American Funds IS ® Growth-Income

•	American Funds IS ® International

•	American Funds IS ® International Growth and Income

•	American Funds IS ® Mortgage

•	American Funds IS ® New World

•	American Funds IS ® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

       Date:  May 1, 2014

V7013B	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-02 2014/05/01

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP

•	DWS Global Growth VIP

•	DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	DWS Small Mid Cap Value VIP

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )

•	Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )

•	Franklin High Income VIP Fund (formerly Franklin High Income Securities )

•	Franklin Income VIP Fund (formerly Franklin Income Securities )

•	Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )

•	Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )

•	Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )

•	Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )

•	Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )

•	Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )

•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )

•	Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )

•	Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )

•	Invesco V.I. Mid Cap Core Equity

2

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS ® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT International Value

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration2

•	PIMCO VIT Real Return2

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return2

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

3

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )

•	Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )

•	Templeton Growth VIP Fund (formerly Templeton Growth Securities )

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )

•	VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )

•	VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

2
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

4

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 55 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

5

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

8

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

9

If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

10

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

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Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.65%	0.65%
Maximum Annual Charge for Optional Riders4	0.50%	0.50%
Total Separate Account Annual Expenses	1.15%	1.35%
1    You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
3    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
4    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 0.50% annually.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider1	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

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The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	23.61%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2013 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2013 .
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$685	$ 4,559	$ 7,064	$ 10,231
If you do not surrender or you annuitize your Contract	$228	$ 4,361	$ 7,021	$ 10,231
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$248	$ 4,397	$ 7,054	$ 10,236

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$605	$751	$887	$1,724
If you do not surrender or you annuitize your Contract	$147	$456	$787	$1,724
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$167	$517	$892	$1,944

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The

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Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the

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investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company

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(or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those

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already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit provided by rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:

•	Return of Premium Death Benefit;
•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

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Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.

There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.

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•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”

What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.	Contract Value immediately prior to the withdrawal.

How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•
if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount

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that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater

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number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

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You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

22

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners or Participants.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Dynamic Asset Allocation, AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Funds IS ® Asset Allocation, American Funds IS ® Blue Chip Income and Growth, American Funds IS ® Global Bond, American Funds IS ® Global Growth, American Funds IS ® Global Growth and Income, American Funds IS ® Global Small Capitalization, American Funds IS ® Growth, American Funds IS ® Growth-Income, American Funds IS ® International, American Funds IS ® International Growth and Income, American Funds IS ® Mortgage, American Funds IS ® New World, American Funds IS ® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond , Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund , Franklin Growth and Income VIP Fund , Franklin High Income VIP Fund , Franklin Income VIP Fund , Franklin Large Cap Growth VIP Fund , Franklin Large Cap Value VIP Fund , Franklin Mutual Global Discovery VIP Fund , Franklin Mutual Shares VIP Fund , Franklin Rising Dividends VIP Fund , Franklin Small Cap Value VIP Fund , Franklin Small-Mid Cap Growth VIP Fund , Franklin Strategic Income VIP Fund , Franklin U . S . Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value , Goldman Sachs VIT Small Cap Equity Insights , Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value , Guggenheim VIF Long Short Equity , Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond , Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth , Invesco V.I. Managed Volatility , Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS ® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT International Value, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund , Templeton Global Bond VIP Fund , Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
VY Clarion Global Real Estate Portfolio , VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

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Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim Innealta , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the

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price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment . The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off” time). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet

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functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

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The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. . If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit

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Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled

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to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.

You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge

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does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

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The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and

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maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit1	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The

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level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

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A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a

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Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

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Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract

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after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

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Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the

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Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

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Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although

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unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

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Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $ 96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the

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individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 in 2014 . Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ($181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 401, 403(b), governmental 457 plan or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not

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qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A 401, 403(b) or governmental 457plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included

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in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014 , the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying

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Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts — Effective April 4, 2011, the Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on April 4, 2011, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

In the event that we receive a request on or after April 4, 2011 to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Total Return Subaccount – Administrative Class, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Total Return. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on April 4, 2011. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

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Closed Subaccounts
PIMCO VIT Total Return – Administrative Class

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of

51

Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $39,008.65, $90,774.71, and $37,090.72, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract.

52

Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, are included in the Statement of Additional Information.

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Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
			Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value VIP Fund	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Innealta Capital Country Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Innealta Capital Sector Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMIM
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	MFS
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS ® VIT International Value	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT Total Return	Service	Seeks total return.	MFS
MFS ® VIT Utilities	Service	Seeks total return.	MFS
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on
an annualized basis over a reasonable period of time
(generally at least three years or more) regardless of
market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies
engaged in the mining, manufacture, or sale of basic
materials, such as lumber, steel, iron, aluminum, concrete,
chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that
are involved in the biotechnology industry, including
companies involved in research and development, genetic
or other biological engineering, and in the design,
manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance,
before fees and expenses, of a specific benchmark on a
daily basis. The current benchmark is 200% of the
performance of the Dow Jones Industrial Average SM . The
fund does not seek to achieve its investment objective
over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that
are involved in the electronics sector, including
semiconductor manufacturers and distributors, and
makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that
are involved in the energy services field, including those
that provide services and equipment in the areas of oil,
coal, and gas exploration and production.
Guggenheim Investments

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before
fees and expenses, to a benchmark for U.S. Government
securities on a daily basis. The fund’s current benchmark
is 120% of the daily price movement of the Long Treasury
Bond. The Long Treasury Bond is the U.S. Treasury bond
with the longest maturity, which is currently 30 years. The
price movement of the Long Treasury Bond is based on the
daily price change of the most recently issued Long
Treasury Bond. The fund does not seek to achieve its
investment objective over a period of time greater than one
day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The fund’s current benchmark
is 200% of the inverse (opposite) of the performance of the
Dow Jones Industrial Average SM . The fund does not seek
to achieve its investment objective over a period of time
greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate,
before fees and expenses, to the price movements of a
benchmark for U.S. Treasury debt instruments or futures
contracts on a specified debt instrument on   a daily basis.
The fund’s current benchmark is the daily price movement
of the Long Treasury Bond. The Long Treasury Bond is the
U.S. Treasury bond with the longest maturity, which is
currently 30 years. The price movement of the Long
Treasury Bond is based on the daily price change of the
most recently issued Long Treasury Bond. The fund does
not seek to achieve its investment objective over a period
of time greater than one day.
Guggenheim Investments

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The fund’s current benchmark
is the inverse (opposite) of the performance of the S&P
MidCap 400 Index. The fund does not seek to achieve its
investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific benchmark
on a daily basis. The fund’s current benchmark is the
inverse (opposite) of the performance   of the NASDAQ-100
Index ® . The fund does   not seek to achieve its investment
objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The Fund’s current benchmark
is the inverse (opposite) of the performance of the Russell
2000 ® Index. The fund does not seek to achieve its
investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The fund’s current benchmark
is the inverse (opposite) of the performance of the S&P
500 ® Index. The fund does not seek to achieve its
investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before
fees and expenses, the performance of a specific
benchmark for mid-cap securities on a daily basis. The
fund’s current benchmark is 150% of the performance of the
S&P MidCap 400 ® Index. The fund does not seek to
achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®
Seeks to provide investment results that correspond,
before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark
is the NASDAQ-100 Index ® .
Guggenheim Investments

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The Fund’s current benchmark
is 200% of the performance of the NASDAQ-100 Index ® .
The Fund does not seek to achieve its investment objective
over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The fund’s current benchmark
is 150% of the performance of the S&P 500 ® Index. The
fund does not seek to achieve its investment objective over
a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign
companies that are involved in the precious metals sector,
including exploration, mining, production and development,
and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies
engaged in merchandising finished goods and services,
including department stores, mail order operations and
other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before
fees and expenses, to the performance of a specific
benchmark for small-cap securities on a daily basis. The
fund’s current benchmark is 150% of the performance of
the Russell 2000 ® Index. The fund does not seek to achieve
its investment objective over a period of time greater than
one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The fund’s current benchmark
is 200% of the performance of the Russell 2000 ® Index.
The Fund does not seek to achieve its investment objective
over a period of time greater than one day.
Guggenheim Investments

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before
fees and expenses, the performance of a specific
benchmark on a daily basis. The fund’s current benchmark
is 200% of the performance of the S&P 500 Index. The fund
does not seek to achieve its investment objective over a
period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees
and expenses, the performance of a benchmark for large-cap
growth securities on a daily basis. The fund’s current
benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before
fees and expenses, the performance of a benchmark for
large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees
and expenses, the performance of a benchmark for mid-cap
growth securities on a daily basis. The Fund’s current
benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees
and expenses, the performance of a benchmark for mid-cap
value securities on a daily basis. The fund’s   current
benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees
and expenses, the performance of a benchmark for
small-cap growth securities on a daily basis. The fund’s
current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees
and expenses, the performance of a benchmark for small-cap
value securities on a daily basis. The fund’s current
benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the
performance of a specific benchmark,   before fees and
expenses, on a daily basis. The fund’s current benchmark
is 200% of the performance of the U.S. Dollar Index ® . The
fund does not seek to achieve its investment objective over
a period of time greater than one day.
Guggenheim Investments

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Technology
Seeks capital appreciation by investing in companies that
are involved in the technology sector, including computer
software and service companies, semiconductor
manufacturers, networking and telecommunications
equipment manufacturers, PC hardware and peripherals
companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees
and expenses, the performance of a specific benchmark
on a daily basis. The fund’s current benchmark is 200% of
the inverse (opposite) of the performance of the U.S. Dollar
Index ® . The Fund does not seek to achieve its investment
objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

74

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2013 .

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2013 4	10.00	10.19	0	10.00	10.20	0
Adaptive Allocation Portfolio	2013 3	10.00	9.93	0	10.00	9.95	0
Alger Capital Appreciation	2013	10.26	13.36	10,284	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	20112	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	20112	10.00	9.15	0	10.00	9.17	0
AllianceBernstein VPS Global Thematic Growth	2013 3	10.00	11.40	0	10.00	11.42	0
AllianceBernstein VPS Growth and Income	2013 3	10.00	12.26	0	10.00	12.29	0
AllianceBernstein VPS Small/Mid Cap Value	2013 3	10.00	12.28	1,011	10.00	12.30	0
ALPS/Alerian Energy Infrastructure	2013 4	10.00	10.64	0	10.00	10.65	0
American Century VP Income & Growth	2013	10.41	13.63	7,772	10.45	13.71	0
	2012	9.42	10.41	6,586	9.43	10.45	0
	20112	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2013 3	10.00	8.96	0	10.00	8.98	0
American Century VP International	2013	9.55	11.28	0	9.59	11.34	0
	2012	8.17	9.55	0	8.18	9.59	0
	20112	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2013	10.30	12.92	6,406	10.33	13.00	0
	2012	9.17	10.30	377	9.19	10.33	0
	20112	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2013	10.31	13.10	0	10.35	13.17	0
	2012	9.32	10.31	0	9.33	10.35	0
	20112	10.00	9.32	0	10.00	9.33	0
BlackRock Basic Value V.I.	2013	9.71	12.92	0	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	20112	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	20112	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2013	10.32	12.38	0	10.36	12.44	0
	2012	9.55	10.32	0	9.56	10.36	0
	20112	10.00	9.55	0	10.00	9.56	0
BlackRock Global Allocation V.I.	2013	9.60	10.61	7,762	9.63	10.67	0
	2012	9.04	9.60	6,842	9.05	9.63	0
	20112	10.00	9.04	0	10.00	9.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Global Opportunities V.I.	2013	9.12	11.41	0	9.15	11.47	0
	2012	8.26	9.12	0	8.27	9.15	0
	20112	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2013 3	10.00	10.41	10,460	10.00	10.43	0
BlackRock Large Cap Core V.I.	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	20112	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2013	10.02	12.93	0	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	20112	10.00	9.04	0	10.00	9.05	0
Dimensional VA Global Bond Portfolio	2013 3	10.00	9.66	17,532	10.00	9.68	0
Dimensional VA International Small Portfolio	2013 3	10.00	11.67	11,253	10.00	11.69	0
Dimensional VA International Value Portfolio	2013 3	10.00	11.14	3,814	10.00	11.16	0
Dimensional VA Short-Term Fixed Portfolio	2013 3	10.00	9.67	2,612	10.00	9.69	0
Dimensional VA U.S. Large Value Portfolio	2013 3	10.00	12.52	9,246	10.00	12.54	0
Dimensional VA U.S. Targeted Value Portfolio	2013 3	10.00	12.94	5,650	10.00	12.97	0
Direxion Dynamic VP HY Bond	2013	9.31	9.35	0	9.42	9.48	0
	2012	8.83	9.31	0	8.92	9.42	0
	2011	8.71	8.83	32,614	8.78	8.92	0
	2010	8.67	8.71	88,104	8.72	8.78	0
	2009	8.17	8.67	84,619	8.21	8.72	0
	2008	9.40	8.17	95,344	9.42	8.21	0
	2007	10.00	9.40	0	10.00	9.42	0
Dreyfus IP Small Cap Stock Index	2013 3	10.00	12.75	5,650	10.00	12.77	0
Dreyfus IP Technology Growth	2013 3	10.00	12.13	0	10.00	12.16	0
Dreyfus Stock Index	2013 3	10.00	12.02	0	10.00	12.04	0
Dreyfus VIF Appreciation	2013 3	10.00	11.11	0	10.00	11.13	0
Dreyfus VIF International Value	2013 3	10.00	7.80	0	10.00	7.91	0
DWS Capital Growth VIP	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	20112	10.00	8.85	0	10.00	8.86	0
DWS Core Equity VIP	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	20112	10.00	8.93	0	10.00	8.94	0
DWS Global Growth VIP	2013	8.98	10.55	0	9.01	10.61	767
	2012	7.87	8.98	0	7.88	9.01	0
	20112	10.00	7.87	0	10.00	7.88	0
DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )	2013	9.39	12.31	708	9.43	12.38	0
	2012	8.46	9.39	0	8.47	9.43	0
	20112	10.00	8.46	0	10.00	8.47	0
DWS Government & Agency Securities VIP	2013	10.23	9.56	5,490	10.26	9.61	0
	2012	10.33	10.23	5,423	10.35	10.26	0
	20112	10.00	10.33	0	10.00	10.35	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
DWS High Income VIP	2013 3	10.00	10.26	0	10.00	10.28	0
DWS Large Cap Value VIP	2013	9.71	12.24	0	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	20112	10.00	9.18	0	10.00	9.20	0
DWS Small Mid Cap Value VIP	2013	9.19	11.95	0	9.22	12.02	0
	2012	8.39	9.19	0	8.40	9.22	0
	20112	10.00	8.39	0	10.00	8.40	0
Federated Fund for U.S. Government Securities II	2013 3	10.00	10.27	0	10.00	10.41	0
Federated High Income Bond II	2013	12.90	13.30	12,276	13.06	13.49	0
	2012	11.68	12.90	0	11.80	13.06	0
	2011	11.53	11.68	296	11.62	11.80	0
	2010	10.43	11.53	292	10.49	11.62	0
	2009	7.08	10.43	701	7.11	10.49	0
	2008	9.92	7.08	311	9.94	7.11	0
	2007	10.00	9.92	0	10.00	9.94	0
Fidelity® VIP Balanced	2013	9.88	11.38	0	9.91	11.44	0
	2012	8.90	9.88	0	8.92	9.91	0
	20112	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2013	9.62	12.17	7,074	9.74	12.34	0
	2012	8.58	9.62	3,684	8.66	9.74	0
	2011	9.13	8.58	0	9.20	8.66	0
	2010	8.08	9.13	0	8.13	9.20	0
	2009	6.18	8.08	0	6.20	8.13	0
	2008	11.15	6.18	0	11.18	6.20	0
	2007	10.00	11.15	0	10.00	11.18	0
Fidelity® VIP Disciplined Small Cap	2013	10.12	13.49	813	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	20112	10.00	8.84	0	10.00	8.85	0
Fidelity ® VIP Emerging Markets	2013 3	10.00	9.89	1,847	10.00	9.91	0
Fidelity® VIP Growth & Income	2013	10.71	13.79	0	10.75	13.87	1,784
	2012	9.38	10.71	0	9.39	10.75	0
	20112	10.00	9.38	0	10.00	9.39	0
Fidelity ® VIP Growth Opportunities	2013 3	10.00	12.61	0	10.00	12.79	0
Fidelity ® VIP High Income	2013 3	10.00	10.15	0	10.00	10.17	0
Fidelity® VIP Index 500	2013	9.08	11.57	39,920	9.19	11.74	0
	2012	8.13	9.08	14,778	8.21	9.19	0
	2011	8.27	8.13	0	8.33	8.21	0
	2010	7.46	8.27	0	7.50	8.33	0
	2009	6.11	7.46	0	6.14	7.50	0
	2008	10.07	6.11	0	10.09	6.14	0
	2007	10.00	10.07	0	10.00	10.09	0
Fidelity® VIP Investment-Grade Bond	2013	11.47	10.85	18,426	11.60	11.00	0
	2012	11.24	11.47	11,124	11.35	11.60	0
	2011	10.87	11.24	227	10.96	11.35	0
	2010	10.46	10.87	150	10.52	10.96	0
	2009	9.38	10.46	500	9.42	10.52	0
	2008	10.06	9.38	236	10.08	9.42	0
	2007	10.00	10.06	0	10.00	10.08	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Mid Cap	2013	9.16	12.02	22,941	9.19	12.09	0
	2012	8.27	9.16	7,980	8.29	9.19	0
	20112	10.00	8.27	0	10.00	8.29	0
Fidelity® VIP Overseas	2013	9.02	11.34	0	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	20112	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2013	11.11	10.91	7,696	11.15	10.97	1,593
	2012	9.72	11.11	3,300	9.74	11.15	1,569
	20112	10.00	9.72	0	10.00	9.74	0
Fidelity® VIP Strategic Income	2013	10.57	10.21	3,345	10.61	10.27	0
	2012	9.92	10.57	3,966	9.94	10.61	0
	20112	10.00	9.92	0	10.00	9.94	0
Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )	2013	10.33	12.93	0	10.37	13.01	0
	2012	9.53	10.33	0	9.54	10.37	0
	20112	10.00	9.53	0	10.00	9.54	0
Franklin High Income VIP Fund (formerly Franklin High Income Securities )	2013	10.92	11.37	0	10.96	11.44	0
	2012	9.78	10.92	0	9.80	10.96	0
	20112	10.00	9.78	0	10.00	9.80	0
Franklin Income VIP Fund (formerly Franklin Income Securities )	2013	10.28	11.32	800	10.32	11.38	0
	2012	9.45	10.28	0	9.46	10.32	0
	20112	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	20112	10.00	9.20	0	10.00	9.21	0
Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )	2013	9.66	12.66	0	9.69	12.73	0
	2012	8.73	9.66	0	8.75	9.69	0
	20112	10.00	8.73	0	10.00	8.75	0
Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )	2013	9.93	12.24	37,671	9.96	12.31	0
	2012	9.06	9.93	15,551	9.08	9.96	0
	20112	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )	2013	10.06	12.47	0	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	20112	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )	2013	10.67	13.37	6,435	10.71	13.45	0
	2012	9.87	10.67	1,091	9.88	10.71	0
	20112	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )	2013	10.00	13.16	5,027	10.03	13.23	0
	2012	8.74	10.00	0	8.75	10.03	0
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )	2013	17.48	23.33	0	17.62	23.57	0
	2012	16.32	17.48	0	16.42	17.62	0
	2011	17.75	16.32	0	17.83	16.42	0
	2010	14.40	17.75	0	14.43	17.83	0
	2009	10.38	14.40	0	10.38	14.43	0
	20081	10.00	10.38	0	10.00	10.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )	2013	10.60	10.58	3,411	10.63	10.63	0
	2012	9.73	10.60	0	9.74	10.63	0
	2011	10.00	9.73	0	10.00	9.74	0
Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )	2013	10.11	9.54	0	10.14	9.60	0
	2012	10.27	10.11	0	10.28	10.14	0
	20112	10.00	10.27	0	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2013	10.12	12.92	0	10.16	13.00	0
	2012	8.77	10.12	0	8.78	10.16	0
	20112	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2013	10.30	9.99	35,103	10.33	10.04	0
	2012	10.37	10.30	0	10.39	10.33	0
	20112	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2013	9.84	12.64	0	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	0
	20112	10.00	8.58	0	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2013	9.77	12.51	0	9.80	12.58	0
	2012	8.56	9.77	0	8.57	9.80	0
	20112	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	20112	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2013	10.69	13.63	0	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	20112	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2013	9.32	11.14	0	9.35	11.20	0
	2012	7.98	9.32	0	7.99	9.35	0
	20112	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	20081	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	8.79	10.48	0	8.89	10.63	0
	2012	8.00	8.79	0	8.08	8.89	0
	2011	8.93	8.00	13,299	9.00	8.08	0
	2010	8.03	8.93	8,894	8.08	9.00	0
	2009	5.96	8.03	4,550	5.99	8.08	0
	2008	10.84	5.96	6,549	10.86	5.99	0
	2007	10.00	10.84	0	10.00	10.86	0
Guggenheim VIF CLS AdvisorOne Clermont	2013	9.03	9.61	0	9.14	9.75	0
	2012	8.44	9.03	0	8.52	9.14	0
	2011	8.76	8.44	1,466	8.83	8.52	0
	2010	8.17	8.76	981	8.22	8.83	0
	2009	6.90	8.17	4,266	6.92	8.22	0
	2008	10.21	6.90	1,099	10.23	6.92	0
	2007	10.00	10.21	0	10.00	10.23	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	8.97	10.29	0	9.08	10.44	0
	2012	8.26	8.97	0	8.35	9.08	0
	2011	8.93	8.26	7,301	9.00	8.35	0
	2010	8.12	8.93	4,895	8.17	9.00	0
	2009	6.19	8.12	4,460	6.22	8.17	0
	2008	11.08	6.19	3,686	11.10	6.22	0
	2007	10.00	11.08	0	10.00	11.10	0
Guggenheim VIF Floating Rate Strategies	2013 4	10.00	10.02	8,501	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2013	6.26	6.21	2,022	6.32	6.27	0
	2012	7.30	6.26	0	7.35	6.32	0
	2011	8.27	7.30	0	8.31	7.35	0
	2010	8.88	8.27	0	8.90	8.31	0
	2009	9.57	8.88	0	9.57	8.90	0
	20081	10.00	9.57	0	10.00	9.57	0
Guggenheim VIF High Yield	2013	10.41	10.80	1,700	10.45	10.86	0
	2012	9.38	10.41	8,339	9.40	10.45	0
	20112	10.00	9.38	0	10.00	9.40	0
Guggenheim VIF Large Cap Value	2013	14.62	18.64	0	14.74	18.83	1,462
	2012	13.09	14.62	0	13.18	14.74	0
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	0	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	20081	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )	2013	8.10	9.20	2,569	8.20	9.33	0
	2012	8.03	8.10	0	8.11	8.20	0
	2011	8.90	8.03	0	8.97	8.11	0
	2010	8.28	8.90	0	8.33	8.97	0
	2009	6.74	8.28	0	6.76	8.33	0
	2008	11.76	6.74	130	11.78	6.76	0
	2007	10.00	11.76	0	10.00	11.78	0
Guggenheim VIF Macro Opportunities	2013 4	10.00	9.87	0	10.00	9.88	0
Guggenheim VIF Managed Asset Allocation	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	20112	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2013	17.75	22.86	0	17.90	23.10	593
	2012	15.69	17.75	0	16.28	17.90	0
	2011	17.55	15.69	0	17.63	16.28	0
	2010	15.42	17.55	0	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	20081	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2013	7.45	7.32	3,040	7.54	7.42	0
	2012	7.55	7.45	0	7.62	7.54	0
	2011	7.56	7.55	0	7.62	7.62	0
	2010	7.37	7.56	0	7.41	7.62	0
	2009	7.88	7.37	0	7.91	7.41	0
	2008	10.04	7.88	0	10.06	7.91	0
	2007	10.00	10.04	0	10.00	10.06	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Small Cap Value	2013	12.07	15.94	938	12.21	16.17	0
	2012	10.45	12.07	0	10.55	12.21	0
	2011	11.34	10.45	0	11.43	10.55	0
	2010	9.63	11.34	0	9.69	11.43	0
	2009	6.39	9.63	0	6.42	9.69	0
	2008	10.77	6.39	0	10.79	6.42	0
	2007	10.00	10.77	0	10.00	10.79	0
Guggenheim VIF StylePlus Large Core	2013 3	10.00	11.75	0	10.00	11.77	0
Guggenheim VIF StylePlus Large Growth	2013	9.31	11.53	0	9.34	11.60	0
	2012	8.70	9.31	0	8.72	9.34	0
	20112	10.00	8.70	0	10.00	8.72	0
Guggenheim VIF StylePlus Mid Growth	2013 3	10.00	22.82	0	10.00	23.05	0
Guggenheim VIF StylePlus Small Growth	2013 3	10.00	12.83	0	10.00	12.85	0
Guggenheim VIF Total Return Bond	2013 3	10.00	9.84	3,092	10.00	9.86	0
Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )	2013	7.40	8.52	3,690	7.49	8.64	0
	2012	6.57	7.40	0	6.63	7.49	0
	2011	8.07	6.57	0	8.14	6.63	0
	2010	7.22	8.07	0	7.27	8.14	0
	2009	6.25	7.22	0	6.27	7.27	0
	2008	10.49	6.25	0	10.51	6.27	0
	2007	10.00	10.49	0	10.00	10.51	0
Ibbotson Aggressive Growth ETF Asset Allocation	2013 3	10.00	10.95	0	10.00	10.97	0
Ibbotson Balanced ETF Asset Allocation	2013 3	10.00	10.52	0	10.00	10.54	0
Ibbotson Conservative ETF Asset Allocation	2013 3	10.00	9.87	0	10.00	9.88	0
Ibbotson Growth ETF Asset Allocation	2013 3	10.00	10.85	0	10.00	10.87	0
Ibbotson Income and Growth ETF Asset Allocation	2013 3	10.00	10.20	0	10.00	10.22	0
Innealta Capital Country Rotation	2013 3	10.00	9.52	0	10.00	9.54	0
Innealta Capital Sector Rotation	2013 3	10.00	9.29	0	10.00	9.31	0
Invesco V.I. American Franchise	2013	9.35	12.63	0	9.38	12.70	0
	2012	8.54	9.35	0	8.55	9.38	0
	20112	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2013	10.19	13.19	0	10.23	13.26	0
	2012	9.01	10.19	0	9.02	10.23	0
	20112	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Comstock	2013	10.28	13.47	6,270	10.32	13.55	0
	2012	8.95	10.28	0	8.96	10.32	0
	20112	10.00	8.95	0	10.00	8.96	0
Invesco V.I. Core Equity	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	20112	10.00	9.09	0	10.00	9.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Equity and Income	2013	9.93	11.98	0	9.97	12.05	0
	2012	9.15	9.93	0	9.16	9.97	0
	20112	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2013	10.79	14.62	0	10.83	14.70	0
	2012	9.27	10.79	0	9.28	10.83	0
	20112	10.00	9.27	0	10.00	9.28	0
Invesco V.I. Global Real Estate	2013	10.92	10.81	6,465	10.96	10.87	0
	2012	8.84	10.92	0	8.86	10.96	0
	20112	10.00	8.84	0	10.00	8.86	0
Invesco V.I. Government Securities	2013	10.35	9.71	8,750	10.38	9.77	0
	2012	10.48	10.35	0	10.50	10.38	0
	20112	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2013	9.92	12.82	0	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	20112	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2013	10.72	11.05	3,500	10.75	11.11	0
	2012	9.48	10.72	5,984	9.50	10.75	0
	20112	10.00	9.48	0	10.00	9.50	0
Invesco V.I. International Growth	2013	9.07	10.40	16,496	9.18	10.55	0
	2012	8.15	9.07	3,910	8.23	9.18	0
	2011	9.07	8.15	0	9.14	8.23	0
	2010	8.33	9.07	0	8.38	9.14	0
	2009	6.39	8.33	0	6.42	8.38	0
	2008	11.13	6.39	0	11.15	6.42	0
	2007	10.00	11.13	0	10.00	11.15	0
Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )	2013	10.75	11.48	0	10.79	11.55	0
	2012	10.77	10.75	0	10.79	10.79	0
	20112	10.00	10.77	0	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2013	9.58	11.89	0	9.69	12.05	0
	2012	8.96	9.58	0	8.64	9.69	0
	2011	9.92	8.96	0	10.00	8.64	0
	2010	9.03	9.92	0	9.08	10.00	0
	2009	7.20	9.03	0	7.22	9.08	0
	2008	10.44	7.20	0	10.46	7.22	0
	2007	10.00	10.44	0	10.00	10.46	0
Invesco V.I. Mid Cap Growth	2013	8.87	11.71	0	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2013 3	10.00	12.01	0	10.00	12.03	0
Invesco V.I. Small Cap Equity	2013	9.47	12.54	6,857	9.51	12.61	0
	2012	8.63	9.47	1,247	8.64	9.51	0
	20112	10.00	8.63	0	10.00	8.64	0
Ivy Funds VIP Asset Strategy	2013	9.91	11.98	613	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	20112	10.00	8.61	0	10.00	8.62	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Balanced	2013	10.26	12.26	797	10.29	12.32	0
	2012	9.50	10.26	0	9.52	10.29	0
	20112	10.00	9.50	0	10.00	9.52	0
Ivy Funds VIP Core Equity	2013	10.42	13.43	5,481	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	20112	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2013	9.45	11.84	0	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	20112	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2013	7.66	9.45	0	7.68	9.50	0
	2012	7.82	7.66	0	7.83	7.68	0
	20112	10.00	7.82	0	10.00	7.83	0
Ivy Funds VIP Global Bond	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	0
	20112	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Growth	2013	10.24	13.50	0	10.27	13.57	0
	2012	9.40	10.24	0	9.41	10.27	0
	20112	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2013	11.24	12.00	21,159	11.28	12.07	0
	2012	9.81	11.24	0	9.82	11.28	0
	20112	10.00	9.81	0	10.00	9.82	0
Ivy Funds VIP International Core Equity	2013	8.78	10.60	0	8.81	10.66	0
	2012	8.02	8.78	0	8.04	8.81	0
	20112	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP International Growth	2013	9.89	11.39	1,160	9.92	11.45	0
	2012	8.67	9.89	792	10.00	9.92	0
	20112	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Limited-Term Bond	2013	10.03	9.64	29,341	10.07	9.69	0
	2012	10.05	10.03	0	10.06	10.07	0
	20112	10.00	10.05	0	10.00	10.06	0
Ivy Funds VIP Mid Cap Growth	2013	9.73	12.22	5,242	9.77	12.28	0
	2012	8.87	9.73	403	8.88	9.77	0
	20112	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2013	10.97	10.71	0	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	20112	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	2013	10.20	15.41	496	10.24	15.50	0
	2012	8.26	10.20	0	8.27	10.24	0
	20112	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.97	8.03	0	7.92	8.06	0
	20112	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2013	9.18	11.84	0	9.21	11.91	0
	2012	8.01	9.18	0	8.02	9.21	0
	20112	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2013	9.73	12.73	574	9.77	12.80	0
	2012	8.47	9.73	0	8.49	9.77	0
	20112	10.00	8.47	0	10.00	8.49	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Aspen Enterprise	2013	10.12	12.91	0	10.15	12.98	0
	2012	8.95	10.12	0	8.97	10.15	0
	20112	10.00	8.95	0	10.00	8.97	0
Janus Aspen Forty	2013	10.62	13.43	0	10.66	13.51	0
	2012	8.88	10.62	0	8.89	10.66	0
	20112	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2013	10.16	12.75	0	10.19	12.82	0
	2012	8.89	10.16	0	8.90	10.19	0
	2011	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2013	7.19	7.93	0	7.21	7.98	0
	2012	6.57	7.19	0	6.58	7.21	0
	20112	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2013	9.47	11.51	0	9.50	11.57	0
	2012	8.85	9.47	0	8.86	9.50	0
	20112	10.00	8.85	0	10.00	8.86	0
JPMorgan Insurance Trust Core Bond Portfolio	2013 3	10.00	9.56	0	10.00	9.58	0
JPMorgan Insurance Trust International Equity Portfolio	2013 3	10.00	10.71	0	10.00	10.73	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2013 3	10.00	12.41	0	10.00	12.43	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2013 3	10.00	12.66	0	10.00	12.68	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2013 3	10.00	12.87	0	10.00	12.90	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2013 3	10.00	12.74	0	10.00	12.76	0
JPMorgan Insurance Trust US Equity Portfolio	2013 3	10.00	12.38	0	10.00	12.41	0
Lord Abbett Series Bond-Debenture VC	2013	10.64	11.12	3,032	10.68	11.18	0
	2012	9.79	10.64	0	9.80	10.68	0
	20112	10.00	9.79	0	10.00	9.80	0
Lord Abbett Series Calibrated Dividend Growth VC	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	20112	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.65	9.65	0	8.70	9.69	0
	20112	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2013	9.27	14.03	2,343	9.30	14.11	0
	2012	8.56	9.27	0	8.57	9.30	0
	20112	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	20112	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2013	9.36	12.29	0	9.40	12.36	0
	2012	8.65	9.36	0	8.66	9.40	0
	20112	10.00	8.65	0	10.00	8.66	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Growth Opportunities VC	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	20112	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	0	8.60	9.54	0
	20112	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2013	10.82	10.34	0	10.86	10.40	0
	2012	10.49	10.82	0	10.51	10.86	0
	20112	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	20112	10.00	8.63	0	10.00	8.65	0
MFS ® VIT Emerging Markets Equity	2013 3	10.00	9.02	0	10.00	9.04	0
MFS ® VIT High Yield	2013 3	10.00	10.18	0	10.00	10.20	0
MFS® VIT Investors Growth Stock	2013	10.56	13.27	0	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	20112	10.00	9.37	0	10.00	9.39	0
MFS® VIT Investors Trust	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	0	9.00	10.36	0
	20112	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2013	9.17	12.50	0	9.20	12.57	0
	2012	7.85	9.17	420	7.86	9.20	0
	20112	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2013	10.40	13.26	0	10.43	13.33	0
	2012	9.21	10.40	0	9.22	10.43	0
	20112	10.00	9.21	0	10.00	9.22	0
MFS® VIT Research Bond	2013	10.60	10.11	7,081	10.64	10.17	0
	2012	10.25	10.60	2,215	10.27	10.64	0
	2011	10.00	10.25	0	10.00	10.27	0
MFS® VIT Research International	2013	9.32	10.68	0	9.35	10.74	0
	2012	8.29	9.32	0	8.30	9.35	0
	20112	10.00	8.29	0	10.00	8.30	0
MFS® VIT Total Return	2013	10.20	11.70	0	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	20112	10.00	9.52	0	10.00	9.53	0
MFS® VIT Utilities	2013	10.53	12.23	4,868	10.57	12.30	0
	2012	9.63	10.53	0	9.64	10.57	0
	20112	10.00	9.63	0	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2013 3	10.00	8.96	0	10.00	8.98	0
Morgan Stanley UIF Emerging Markets Equity	2013 3	10.00	9.43	10,261	10.00	9.44	0
Neuberger Berman AMT Guardian	2013	9.10	12.20	894	9.21	12.37	0
	2012	8.35	9.10	0	8.44	9.21	0
	2011	8.91	8.35	0	8.98	8.44	0
	2010	7.75	8.91	0	7.79	8.98	0
	2009	6.18	7.75	0	6.21	7.79	0
	2008	10.20	6.18	0	10.22	6.21	0
	2007	10.00	10.20	0	10.00	10.22	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Socially Responsive	2013	9.38	12.45	0	9.41	12.52	0
	2012	8.77	9.38	0	8.78	9.41	0
	20112	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2013	9.77	11.99	0	9.81	12.06	0
	2012	8.36	9.77	0	8.38	9.81	0
	20112	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2013	10.42	10.03	807	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	0
	20112	10.00	9.54	0	10.00	9.55	0
Oppenheimer International Growth Fund/VA	2013	10.09	12.26	12,093	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	20112	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2013	9.43	12.80	0	9.54	12.99	0
	2012	8.29	9.43	0	8.37	9.54	0
	2011	8.79	8.29	0	8.86	8.37	0
	2010	7.39	8.79	0	7.44	8.86	0
	2009	5.59	7.39	0	5.61	7.44	0
	2008	9.33	5.59	0	9.35	5.61	0
	2007	10.00	9.33	0	10.00	9.35	0
PIMCO VIT All Asset	2013	10.63	10.28	0	10.67	10.34	0
	2012	9.59	10.63	0	9.60	10.67	0
	20112	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2013	8.51	7.01	7,824	8.54	7.05	0
	2012	8.38	8.51	0	8.39	8.54	0
	20112	10.00	8.38	0	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2013	11.61	10.43	21,771	11.65	10.49	0
	2012	10.21	11.61	659	10.22	11.65	0
	20112	10.00	10.21	0	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2013	10.61	9.58	0	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	20112	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2013	13.78	12.17	0	13.89	12.30	0
	2012	13.35	13.78	0	13.43	13.89	0
	2011	12.86	13.35	0	12.91	13.43	0
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	20081	10.00	10.58	0	10.00	10.59	0
PIMCO VIT High Yield	2013	16.28	16.61	0	16.42	16.78	0
	2012	14.76	16.28	6,773	14.85	16.42	0
	2011	14.80	14.76	0	14.86	14.85	0
	2010	13.40	14.80	0	13.43	14.86	0
	2009	9.90	13.40	0	9.90	13.43	0
	20081	10.00	9.90	0	10.00	9.90	0
PIMCO VIT Low Duration (Advisor Class)	2013	9.95	9.59	33,108	9.99	9.65	0
	2012	9.74	9.95	11,215	9.76	9.99	0
	20112	10.00	9.74	0	10.00	9.76	0
PIMCO VIT Real Return (Advisor Class)	2013	11.16	9.78	17,515	11.20	9.84	0
	2012	10.64	11.16	8,737	10.65	11.20	0
	20112	10.00	10.64	0	10.00	10.65	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Short-Term	2013 3	10.00	9.73	8,813	10.00	9.75	0
PIMCO VIT Total Return (Administrative Class)	2013	13.00	12.31	0	13.15	12.48	13,285
	2012	12.28	13.00	0	12.40	13.15	16,217
	2011	12.27	12.28	270	12.36	12.40	18,007
	2010	11.74	12.27	266	11.81	12.36	18,822
	2009	10.66	11.74	526	10.70	11.81	18,498
	2008	10.53	10.66	283	10.55	10.70	6,469
	2007	10.00	10.53	0	10.00	10.55	0
PIMCO VIT Total Return (Advisor Class)	2013	10.56	9.99	60,980	10.60	10.05	0
	2012	9.99	10.56	32,044	10.00	10.60	0
	20112	10.00	9.99	11	10.00	10.00	0
Pioneer Bond VCT	2013 3	10.00	9.76	0	10.00	9.78	0
Pioneer Emerging Markets VCT	2013 3	10.00	9.41	0	10.00	9.42	0
Pioneer Equity Income VCT	2013 3	10.00	11.73	0	10.00	11.75	0
Pioneer High Yield VCT	2013 3	10.00	10.48	5,998	10.00	10.50	0
Pioneer Real Estate Shares VCT	2013 3	10.00	9.47	0	10.00	9.48	0
Pioneer Strategic Income VCT	2013 3	10.00	9.70	0	10.00	9.71	0
Power Income VIT	2013 3	10.00	10.09	0	10.00	10.10	0
Probabilities Fund	2013 4	10.00	10.19	20,374	10.00	10.21	0
Putnam VT Absolute Return 500	2013 3	10.00	9.96	0	10.00	9.98	0
Putnam VT Capital Opportunities	2013 3	10.00	12.09	0	10.00	12.11	0
Putnam VT Diversified Income	2013 3	10.00	10.21	0	10.00	10.22	0
Putnam VT Equity Income	2013 3	10.00	11.93	0	10.00	11.95	0
Putnam VT Global Asset Allocation	2013 3	10.00	11.17	0	10.00	11.19	0
Putnam VT Growth Opportunities	2013 3	10.00	12.46	0	10.00	12.48	0
Putnam VT High Yield	2013 3	10.00	10.30	0	10.00	10.32	0
Putnam VT Income	2013 3	10.00	9.82	0	10.00	9.84	0
Putnam VT Investors	2013 3	10.00	12.31	0	10.00	12.34	0
Putnam VT Voyager	2013 3	10.00	13.06	0	10.00	13.09	0
Rydex VIF Banking	2013	3.70	4.62	0	3.75	4.69	0
	2012	3.09	3.70	0	3.12	3.75	0
	2011	4.11	3.09	0	4.14	3.12	0
	2010	3.76	4.11	0	3.78	4.14	0
	2009	4.03	3.76	0	4.05	3.78	0
	2008	7.09	4.03	948	7.11	4.05	0
	2007	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2013	10.68	10.44	11,742	10.80	10.59	0
	2012	9.98	10.68	0	10.08	10.80	0
	2011	12.36	9.98	0	12.46	10.08	0
	2010	10.10	12.36	303	10.16	12.46	0
	2009	6.73	10.10	12	6.75	10.16	0
	2008	12.75	6.73	0	12.77	6.75	0
	2007	10.00	12.75	0	10.00	12.77	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Biotechnology	2013	14.02	20.89	8,705	14.19	21.18	0
	2012	10.67	14.02	0	10.78	14.19	0
	2011	9.99	10.67	0	10.07	10.78	0
	2010	9.34	9.99	171	9.40	10.07	0
	2009	8.17	9.34	14	8.20	9.40	0
	2008	9.59	8.17	156	9.60	8.20	0
	2007	10.00	9.59	0	10.00	9.60	0
Rydex VIF Commodities Strategy	2013	6.56	6.13	0	6.64	6.22	0
	2012	6.89	6.56	0	6.96	6.64	0
	2011	7.63	6.89	0	7.70	6.96	0
	2010	7.31	7.63	0	7.36	7.70	0
	2009	6.78	7.31	0	6.81	7.36	0
	2008	13.78	6.78	0	13.80	6.81	0
	2007	10.00	13.78	0	10.00	13.80	0
Rydex VIF Consumer Products	2013	11.89	14.73	15,477	12.03	14.93	0
	2012	11.28	11.89	0	11.40	12.03	0
	2011	10.27	11.28	0	10.35	11.40	0
	2010	9.06	10.27	0	9.11	10.35	0
	2009	7.87	9.06	0	7.91	9.11	0
	2008	10.64	7.87	0	10.66	7.91	0
	2007	10.00	10.64	0	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2013	7.24	11.38	0	7.33	11.54	0
	2012	6.40	7.24	0	6.46	7.33	0
	2011	6.07	6.40	0	6.12	6.46	0
	2010	5.04	6.07	0	5.07	6.12	0
	2009	3.81	5.04	0	3.89	5.07	0
	2008	10.31	3.81	130	10.33	3.89	0
	2007	10.00	10.31	0	10.00	10.33	0
Rydex VIF Electronics	2013	6.05	7.90	0	6.13	8.01	0
	2012	6.20	6.05	0	6.26	6.13	0
	2011	7.69	6.20	0	7.75	6.26	0
	2010	7.26	7.69	212	7.31	7.75	0
	2009	4.38	7.26	0	7.09	7.31	0
	2008	9.08	4.38	143	9.09	7.09	0
	2007	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2013	9.79	11.67	5,092	9.90	11.84	0
	2012	9.89	9.79	0	9.99	9.90	0
	2011	10.87	9.89	230	10.96	9.99	0
	2010	9.45	10.87	154	9.51	10.96	0
	2009	7.06	9.45	0	7.09	9.51	0
	2008	13.55	7.06	0	13.57	7.09	0
	2007	10.00	13.55	0	10.00	13.57	0
Rydex VIF Energy Services	2013	9.40	11.26	6,505	9.52	11.41	0
	2012	9.70	9.40	0	9.79	9.52	0
	2011	11.06	9.70	0	11.15	9.79	0
	2010	9.08	11.06	148	9.14	11.15	0
	2009	5.79	9.08	0	5.81	9.14	0
	2008	14.13	5.79	35	14.16	5.81	0
	2007	10.00	14.13	0	10.00	14.16	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Europe 1.25x Strategy	2013	5.18	6.20	0	5.24	6.28	0
	2012	4.41	5.18	1,139	4.45	5.24	0
	2011	5.37	4.41	0	5.42	4.45	0
	2010	6.23	5.37	0	6.27	5.42	0
	2009	4.76	6.23	0	4.77	6.27	0
	2008	10.90	4.76	0	10.93	4.77	0
	2007	10.00	10.90	0	10.00	10.93	0
Rydex VIF Financial Services	2013	4.84	5.96	0	4.89	6.04	0
	2012	4.08	4.84	0	4.12	4.89	0
	2011	4.96	4.08	0	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	0	7.75	3.90	0
	2007	10.00	7.74	0	10.00	7.75	0
Rydex VIF Government Long Bond 1.2x Strategy	2013	14.36	11.34	0	14.53	11.50	0
	2012	14.42	14.36	0	14.57	14.53	0
	2011	10.55	14.42	0	10.63	14.57	0
	2010	9.92	10.55	0	9.98	10.63	0
	2009	14.99	9.92	0	15.05	9.98	0
	2008	10.71	14.99	0	10.73	15.05	0
	2007	10.00	10.71	0	10.00	10.73	0
Rydex VIF Health Care	2013	10.29	14.10	0	10.42	14.30	0
	2012	9.09	10.29	0	9.19	10.42	0
	2011	8.99	9.09	0	9.06	9.19	0
	2010	8.72	8.99	0	8.77	9.06	0
	2009	7.24	8.72	27	7.27	8.77	0
	2008	9.97	7.24	193	9.99	7.27	0
	2007	10.00	9.97	0	10.00	9.99	0
Rydex VIF Internet	2013	10.02	14.64	0	10.14	14.84	0
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	0
	2010	8.75	10.21	177	8.81	10.30	0
	2009	5.46	8.75	0	5.49	8.81	0
	2008	10.26	5.46	124	10.28	5.49	0
	2007	10.00	10.26	0	10.00	10.28	0
Rydex VIF Inverse Dow 2x Strategy	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	0	3.54	2.66	0
	2011	4.97	3.50	0	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	0
	2007	10.00	8.89	0	10.00	8.91	0
Rydex VIF Inverse Government Long Bond Strategy	2013	3.65	4.06	0	3.69	4.12	0
	2012	4.02	3.65	0	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	0
	2007	10.00	9.14	0	10.00	9.16	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Mid-Cap Strategy	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ-100® Strategy	2013	3.86	2.64	5,425	3.91	2.68	0
	2012	4.91	3.86	2,701	4.96	3.91	2,475
	2011	5.65	4.91	146	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	6.10	7.43	0	12.89	7.48	0
	2008	8.98	6.10	118	9.00	12.89	0
	2007	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	0	8.05	5.64	0
	2009	12.34	8.01	0	12.39	8.05	0
	2008	10.25	12.34	0	10.27	12.39	0
	2007	10.00	10.25	0	10.00	10.27	0
Rydex VIF Inverse S&P 500 Strategy	2013	5.22	3.70	22,920	5.28	3.76	0
	2012	6.51	5.22	8,608	6.57	5.28	0
	2011	7.41	6.51	0	7.47	6.57	0
	2010	9.23	7.41	0	9.29	7.47	0
	2009	13.19	9.23	0	13.24	9.29	0
	2008	9.81	13.19	0	9.83	13.24	0
	2007	10.00	9.81	0	10.00	9.83	0
Rydex VIF Japan 2x Strategy	2013	5.98	9.01	0	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	439	5.67	6.75	0
	2008	8.67	5.62	281	8.69	5.67	0
	2007	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2013	8.71	11.98	0	8.81	12.15	0
	2012	7.43	8.71	0	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	0
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2013	8.91	12.93	325	9.02	13.11	0
	2012	7.42	8.91	449	7.49	9.02	0
	2011	8.31	7.42	625	8.37	7.49	0
	2010	6.25	8.31	881	6.29	8.37	0
	2009	4.25	6.25	204	4.26	6.29	0
	2008	9.73	4.25	128	9.75	4.26	0
	2007	10.00	9.73	0	10.00	9.75	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF NASDAQ-100®	2013	11.41	14.84	2,166	11.54	15.05	0
	2012	10.11	11.41	0	10.21	11.54	0
	2011	10.25	10.11	0	10.33	10.21	0
	2010	8.95	10.25	352	9.00	10.33	0
	2009	6.10	8.95	163	6.12	9.00	0
	2008	10.86	6.10	118	10.88	6.12	0
	2007	10.00	10.86	0	10.00	10.88	0
Rydex VIF NASDAQ-100® 2x Strategy	2013	10.35	18.02	0	10.47	18.27	0
	2012	7.99	10.35	0	8.07	10.47	0
	2011	8.32	7.99	0	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	348	3.00	6.33	0
	2008	11.30	2.99	472	11.32	3.00	0
	2007	10.00	11.30	0	10.00	11.32	0
Rydex VIF Nova	2013	7.27	10.47	0	7.36	10.62	0
	2012	6.16	7.27	0	6.22	7.36	0
	2011	6.45	6.16	787	6.50	6.22	0
	2010	5.57	6.45	828	5.60	6.50	0
	2009	4.25	5.57	570	4.27	5.60	0
	2008	9.66	4.25	277	9.68	4.27	0
	2007	10.00	9.66	0	10.00	9.68	0
Rydex VIF Precious Metals	2013	9.46	4.92	27,163	9.57	4.99	1,447
	2012	10.21	9.46	2,373	10.31	9.57	1,835
	2011	13.92	10.21	199	14.03	10.31	1,921
	2010	10.44	13.92	288	10.50	14.03	2,016
	2009	7.23	10.44	11	7.26	10.50	0
	2008	12.19	7.23	0	12.21	7.26	0
	2007	10.00	12.19	0	10.00	12.21	0
Rydex VIF Real Estate	2013	7.11	7.14	0	7.20	7.24	0
	2012	6.30	7.11	0	6.28	7.20	0
	2011	6.30	6.22	0	6.35	6.28	0
	2010	5.22	6.30	0	5.25	6.35	0
	2009	4.31	5.22	0	4.33	5.25	0
	2008	7.65	4.31	0	7.66	4.33	0
	2007	10.00	7.65	0	10.00	7.66	0
Rydex VIF Retailing	2013	10.18	13.36	1,989	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	261	8.94	9.11	0
	2010	7.34	8.87	0	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007	10.00	8.13	0	10.00	8.14	0
Rydex VIF Russell 2000® 1.5x Strategy	2013	7.16	10.97	0	7.25	11.13	0
	2012	6.07	7.16	0	6.13	7.25	0
	2011	7.16	6.07	781	7.21	6.13	0
	2010	5.37	7.16	251	5.41	7.21	0
	2009	4.17	5.37	226	4.19	5.41	0
	2008	8.88	4.17	0	8.89	4.19	0
	2007	10.00	8.88	0	10.00	8.89	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 2x Strategy	2013	4.96	8.89	0	5.02	9.02	0
	2012	3.97	4.96	616	4.01	5.02	0
	2011	5.10	3.97	0	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	346	8.32	2.72	0
	2007	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2013	5.88	9.59	0	5.96	9.73	0
	2012	4.71	5.88	486	4.76	5.96	0
	2011	5.07	4.71	0	5.11	4.76	0
	2010	4.19	5.07	0	4.21	5.11	0
	2009	2.96	4.19	0	2.97	4.21	0
	2008	9.56	2.96	0	9.58	2.97	0
	2007	10.00	9.56	0	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2013	10.42	14.26	2,663	10.57	14.46	447
	2012	9.54	10.42	0	9.64	10.57	0
	2011	9.99	9.54	3,331	10.07	9.64	0
	2010	8.27	9.99	182	8.32	10.07	0
	2009	5.81	8.27	172	5.84	8.32	0
	2008	10.00	5.81	0	10.02	5.84	0
	2007	10.00	10.00	0	10.00	10.02	0
Rydex VIF S&P 500 Pure Value	2013	8.53	11.97	617	8.63	12.14	0
	2012	7.22	8.53	0	7.30	8.63	0
	2011	7.72	7.22	4,430	7.78	7.30	0
	2010	6.64	7.72	0	6.68	7.78	0
	2009	4.55	6.64	221	4.56	6.68	0
	2008	9.16	4.55	0	9.18	4.56	0
	2007	10.00	9.16	0	10.00	9.18	0
Rydex VIF S&P MidCap 400 Pure Growth	2013	13.12	17.00	231	13.28	17.24	0
	2012	11.71	13.12	0	11.82	13.28	0
	2011	12.20	11.71	0	12.29	11.82	0
	2010	9.52	12.20	0	9.58	12.29	0
	2009	6.28	9.52	0	6.31	9.58	0
	2008	10.19	6.28	0	10.21	6.31	0
	2007	10.00	10.19	0	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2013	8.72	11.44	0	8.83	11.60	0
	2012	7.72	8.72	0	7.79	8.83	0
	2011	8.60	7.72	0	8.67	7.79	0
	2010	7.41	8.60	0	7.45	8.67	0
	2009	4.94	7.41	149	4.96	7.45	0
	2008	9.07	4.94	0	9.09	4.96	0
	2007	10.00	9.07	0	10.00	9.09	0
Rydex VIF S&P SmallCap 600 Pure Growth	2013	10.24	13.98	3,337	10.37	14.18	0
	2012	9.58	10.24	791	9.68	10.37	2,779
	2011	9.58	9.58	0	9.66	9.68	0
	2010	7.91	9.58	0	7.96	9.66	3,490
	2009	6.11	7.91	0	6.14	7.96	0
	2008	9.63	6.11	0	9.65	6.14	0
	2007	10.00	9.63	0	10.00	9.65	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P SmallCap 600 Pure Value	2013	8.07	11.13	2,260	8.16	11.29	0
	2012	6.94	8.07	370	7.00	8.16	0
	2011	7.93	6.94	0	7.99	7.00	0
	2010	6.56	7.93	0	6.60	7.99	0
	2009	4.18	6.56	0	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2013	5.32	4.99	0	5.39	5.06	0
	2012	5.88	5.32	0	5.94	5.39	0
	2011	6.36	5.88	0	6.41	5.94	0
	2010	6.89	6.36	0	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	0	8.33	8.51	0
	2007	10.00	8.31	0	10.00	8.33	0
Rydex VIF Technology	2013	8.44	11.04	0	8.55	11.20	0
	2012	7.81	8.44	0	7.88	8.55	0
	2011	8.90	7.81	264	8.97	7.88	0
	2010	8.22	8.90	0	8.27	8.97	0
	2009	5.47	8.22	0	5.49	8.27	0
	2008	10.37	5.47	0	10.39	5.49	0
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VIF Telecommunications	2013	6.31	7.16	0	6.39	7.26	0
	2012	6.23	6.31	0	6.29	6.39	0
	2011	7.53	6.23	0	7.59	6.29	0
	2010	6.81	7.53	0	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	0
	2008	10.37	5.48	0	10.39	5.50	0
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2013	8.01	11.65	0	8.10	11.82	0
	2012	7.05	8.01	0	7.12	8.10	0
	2011	8.21	7.05	0	8.27	7.12	0
	2010	6.84	8.21	0	6.88	8.27	0
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	91	8.37	6.06	0
	2007	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2013	8.53	8.24	139,544	8.64	8.36	5,430
	2012	8.83	8.53	244,709	8.92	8.64	5,349
	2011	9.14	8.83	12,990	9.22	8.92	11,435
	2010	9.47	9.14	4,279	9.52	9.22	14,382
	2009	9.79	9.47	15,410	9.83	9.52	21,855
	2008	10.02	9.79	0	10.04	9.83	6,992
	2007	10.00	10.02	0	10.00	10.04	0
Rydex VIF Utilities	2013	9.40	10.32	0	9.51	10.46	0
	2012	9.62	9.40	0	9.72	9.51	0
	2011	8.56	9.62	0	8.63	9.72	0
	2010	8.29	8.56	0	8.34	8.63	0
	2009	7.54	8.29	0	7.57	8.34	0
	2008	11.09	7.54	0	11.11	7.57	0
	2007	10.00	11.09	0	10.00	11.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Weakening Dollar 2x Strategy	2013	8.50	7.98	0	8.60	8.10	0
	2012	8.73	8.50	0	8.82	8.60	0
	2011	9.39	8.73	0	9.46	8.82	0
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	0
	2007	10.00	11.79	0	10.00	11.81	0
T. Rowe Price Blue Chip Growth	2013	10.59	14.41	1,392	10.63	14.49	0
	2012	9.30	10.59	1,091	9.31	10.63	0
	20112	10.00	9.30	0	10.00	9.31	0
T. Rowe Price Equity Income	2013	10.24	12.80	43,047	10.28	12.87	0
	2012	9.07	10.24	16,745	9.08	10.28	0
	20112	10.00	9.07	0	10.00	9.08	0
T. Rowe Price Health Sciences	2013	12.01	17.47	0	12.05	17.56	249
	2012	9.49	12.01	0	9.50	12.05	0
	20112	10.00	9.49	0	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2013	9.71	9.37	42,322	9.75	9.43	0
	2012	9.82	9.71	11,374	9.83	9.75	0
	20112	10.00	9.82	0	10.00	9.83	0
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )	2013	17.35	16.61	10,092	17.49	16.78	2,796
	2012	15.87	17.35	676	15.97	17.49	2,108
	2011	19.52	15.87	0	19.60	15.97	0
	2010	17.18	19.52	0	17.22	19.60	1,183
	2009	10.30	17.18	0	10.31	17.22	0
	20081	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )	2013	14.74	17.51	6,966	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	0	14.30	15.01	0
	2009	10.78	14.27	0	10.78	14.30	0
	20081	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )	2013	10.43	10.24	2,965	10.46	10.29	0
	2012	9.38	10.43	0	9.39	10.46	0
	20112	10.00	9.38	0	10.00	9.39	0
Templeton Growth VIP Fund (formerly Templeton Growth Securities )	2013	9.89	12.50	0	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	20112	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2013	9.04	10.39	0	9.07	10.45	0
	2012	7.35	9.04	0	7.36	9.07	0
	20112	10.00	7.35	0	10.00	7.36	0
Van Eck VIP Global Gold	2013 4	10.00	7.66	0	10.00	7.67	0
Van Eck VIP Global Hard Assets	2013	7.42	7.90	3,035	7.44	7.95	0
	2012	7.45	7.42	0	7.46	7.44	0
	20112	10.00	7.45	0	10.00	7.46	0
Virtus International Series	2013 4	10.00	9.89	9,440	10.00	9.90	0
Virtus Multi-Sector Fixed Income Series	2013 4	10.00	9.66	0	10.00	9.67	0
Virtus Premium AlphaSector Series	2013 4	10.00	11.30	938	10.00	11.31	0
Virtus Real Estate Securities Series	2013 4	10.00	8.80	2,495	10.00	8.81	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Virtus Strategic Allocation Series	2013 4	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities)	2013 3	10.00	11.87	0	10.00	11.89	0
VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate)	2013 3	10.00	9.86	0	10.00	9.87	0
VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate)	2013 3	10.00	9.54	0	10.00	9.56	0
Wells Fargo Advantage International Equity VT	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	20112	10.00	8.13	0	10.00	8.15	0
Wells Fargo Advantage Intrinsic Value VT	2013	10.18	12.81	0	10.21	12.88	0
	2012	8.82	10.18	0	8.83	10.21	0
	20112	10.00	8.82	0	10.00	8.83	0
Wells Fargo Advantage Omega Growth VT	2013	9.84	13.30	0	9.88	13.37	1,662
	2012	8.46	9.84	0	8.47	9.88	1,638
	20112	10.00	8.46	0	10.00	8.47	0
Wells Fargo Advantage Opportunity VT	2013	10.22	12.90	0	10.34	13.08	333
	2012	9.16	10.22	0	9.25	10.34	1,248
	2011	10.03	9.16	0	10.11	9.25	0
	2010	8.39	10.03	0	8.44	10.11	0
	2009	5.88	8.39	0	9.50	8.44	0
	2008	10.15	5.88	0	10.17	5.90	0
	2007	10.00	10.15	0	10.00	10.17	0
Wells Fargo Advantage Small Cap Value VT	2013	9.46	10.49	0	9.49	10.55	2,315
	2012	8.59	9.46	0	8.60	9.49	1,713
	20112	10.00	8.59	0	10.00	8.60	0
Western Asset Variable Global High Yield Bond	2013 3	10.00	10.09	0	10.00	10.11	0
1    For the period November 17, 2008 (date of inception) through December 31, 2008.
2    For the period April 18, 2011 (date of inception) through December 31, 2011
3.    For the period February 1, 2013 to December 31, 2013.
4.   For the period May 1, 2013 to December 31, 2013.

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2014 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013C (PRS)	32-70130-03 2014 /05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small  Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014 ). Salary reduction contributions, if any, are subject to additional annual limits.

4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31,  2013, 2012, and 2011, the Company paid $500,216, $337,461, and $109,747, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and

5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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ELITEDESIGNS® II VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2014 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013E (COMM)	32-70130-05 2014 /05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 1.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

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Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014 ). Salary reduction contributions, if any, are subject to additional annual limits.

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Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2013, 2012, and 2011, the Company paid $500,216, $337,461, and $109,747, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and

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quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

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The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2014 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013A	32-70131-01 2014 /05/01

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
ADMINISTRATIVE SERVICES ARRANGEMENTS	5
PERFORMANCE INFORMATION	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	6

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

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Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,500 for tax year 2014 . The $17,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500 can be made to a 403(b) annuity during the 2014 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2014 is the lesser of (i)  $52,000 or (ii) 100% of the employee’s annual compensation.

Roth 403(b)  — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$17,500 in 2014 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $17,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,500 in contributions to a traditional 403(b) contract in the same year.

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Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000 (for 2014) . If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014) . Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2013, 2012, and 2011, the Company paid $500,216, $337,461, and $109,747, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a

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hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 0.70%; (2) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, are set forth herein, following this section.

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The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2013, 2012, and 2011 With Report of Independent Auditors

Ernst & Young LLP

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Financial Statements

Years Ended December 31, 2013, 2012, and 2011

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, MO 64105-2143	Tel: +1 816 474 5200 Fax: +1 816 480 5369 ey.com

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2013, 2012, and 2011, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

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We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for the years ended December 31, 2013, 2012, and 2011 in conformity with U.S. generally accepted accounting principles.

Change in Method of Accounting for Deferred Policy Acquisition Costs

As discussed in Note 1 to the financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

April 4, 2014

2

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2013	2012
	(In Thousands, Except Share Amounts)
Assets
Investments:
Securities available for sale:
Bonds	$143,106	$10,734
Equities	3,362	—
Securities fair value option:
Bonds	144,714	97,526
Equities	1,756	780
Policy loans	99	68
Short-term investments	630	—
Cash and cash equivalents	162,790	137,368
Total investments	456,457	246,476

Accrued investment income	2,035	899
Income taxes receivable	1,026	498
Deferred income tax asset	2,629	737
Due from affiliates	157	1,584
Reinsurance recoverable	155,613	153,615
Reinsurance derivative asset	4,592	—
Deferred policy acquisition costs	10,205	3,086
Deferred sales inducement costs	34	—
Value of business acquired	3,656	4,346
Intangible assets	50	50
Other assets	141	114
Separate account assets	146,255	136,033
Total assets	$782,850	$547,438

3

	December 31
	2013	2012
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$440,689	$236,817
Funds withheld	157,082	154,059
Reinsurance derivative liability	—	4,182
Other liabilities	3,518	2,432
Separate account liabilities	146,255	136,033
Total liabilities	747,544	533,523

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	34,547	9,547
Accumulated other comprehensive (loss) income	(3,106)	139
Retained earnings	1,865	2,229
Total stockholder’s equity	35,306	13,915

Total liabilities and stockholder’s equity	$782,850	$547,438

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Operations

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Revenues:
Asset-based fees	$2,625	$2,726	$3,262
Net investment income	3,701	444	356
Net realized/unrealized (losses) gains	(524)	18	—
Other revenues	78	67	—
Total revenues	5,880	3,255	3,618

Benefits and expenses:
Interest credited to annuity account balances	3,353	592	446
Other benefits	169	38	69
Total benefits	3,522	630	515

Commissions and other operating expenses	2,137	1,119	1,089
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	876	722	827
Total benefits and expenses	6,535	2,471	2,431

(Loss) income before income tax (benefit) expense	(655)	784	1,187
Income tax (benefit) expense	(291)	(227)	359
Net (loss) income	$(364)	$1,011	$828

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Comprehensive Income

	Year Ended December 31
	2013	2012	2011
	(In Thousands)

Net (loss) income	$(364)	$1,011	$828
Other comprehensive (loss) income, net of income tax
Net unrealized and realized (losses) gains on available-for-sale securities	(3,352)	95	196
Net effect of unrealized gains (losses) on:
Deferred policy acquisition costs and value of business acquired	126	(85)	(48)
Policy reserves and annuity account values	(19)	14	—
Other comprehensive (loss) income	(3,245)	24	148
Comprehensive (loss) income	$(3,609)	$1,035	$976

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
	(In Thousands)
Balance at January 1, 2011	$2,000	$9,547	$(33)	$390	$11,904
Net income	—	—	—	828	828
Other comprehensive income	—	—	148	—	148
Balance at December 31, 2011	2,000	9,547	115	1,218	12,880
Net income	—	—	—	1,011	1,011
Other comprehensive income	—	—	24	—	24
Balance at December 31, 2012	2,000	9,547	139	2,229	13,915
Capital contribution from parent	—	25,000	—	—	25,000
Net loss	—	—	—	(364)	(364)
Other comprehensive loss	—	—	(3,245)	—	(3,245)
Balance at December 31, 2013	$2,000	$34,547	$(3,106)	$1,865	$35,306

See accompanying notes.

7

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Net (loss) income	$(364)	$1,011	$828
Adjustments to reconcile net (loss) income to net cash and cash equivalents (used in) provided by operating activities:
Interest credited to annuity account balances	3,353	592	446
Policy acquisition costs deferred	(7,092)	(2,983)	(137)
Sales inducement costs deferred	(33)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	876	722	827
Amortization of investment premiums and discounts	(1,324)	(19)	—
Deferred income taxes	237	(817)	392
Net purchases of securities, fair value option	(56,469)	(91,983)	—
Net realized/unrealized losses (gains)	471	(1,128)	—
Other changes in operating assets and liabilities	729	(750)	47
Funds withheld	2,941	153,986	—
Net cash and cash equivalents (used in) provided by operating activities	(56,675)	58,631	2,403

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	56,511	8,934	2,949
Equity securities available for sale	2,053	—	—
	58,564	8,934	2,949
Acquisitions of investments:
Bonds available for sale	(194,276)	(1,499)	(9,151)
Equity securities available for sale	(5,681)	—	—
	(199,957)	(1,499)	(9,151)
Net purchase of short-term investments	(626)	—	—
Net (increase) decrease in policy loans	(31)	22	35
Net cash and cash equivalents (used in) provided by investing activities	(142,050)	7,457	(6,167)

Financing activities
Deposits to annuity account balances	204,854	69,242	2,099
Withdrawals from annuity account balances	(5,707)	(1,082)	(1,776)
Capital contribution from parent	25,000	—	—
Net cash and cash equivalents provided by financing activities	224,147	68,160	323

Increase (decrease) in cash and cash equivalents	25,422	134,248	(3,441)
Cash and cash equivalents at beginning of year	137,368	3,120	6,561
Cash and cash equivalents at end of year	$162,790	$137,368	$3,120

Supplemental disclosures of cash flow information
Cash paid during the year for:
Income taxes	$—	$883	$31

Supplemental disclosures of non-cash information
For the years ended December 31, 2013 and 2012, the Company recognized a change in the reinsurance derivative asset and liability of $(9,257) and $4,971, respectively, which is equal to the change in the unrealized gains or losses on the segregated assets supporting the funds withheld liability and the change in the embedded derivative in the coinsurance agreement with Security Benefit Life Insurance Company. (See Notes 3 and 11).

See accompanying notes.

8

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH).

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and the value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2012, the Company adopted on a prospective basis Accounting Standards Update (ASU) 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

9

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 10.

In 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance through two separate but consecutive statements in the financial statements.

In 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the Financial Accounting Standards Board (FASB) time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income (AOCI) for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the financial statements.

In 2013, the Company adopted ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The adoption of ASU 2012-02 did not have a material impact on the financial statements.

10

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2013, the Company adopted ASU 2013-2, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, authoritative guidance which requires entities to disclose additional information about items reclassified out of AOCI. Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The adoption of ASU 2013-2 did not have a material impact on the financial statements.

Investments

Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, with the corresponding adjustments related to deferred policy acquisition costs, policy reserves, and annuity account values and net of applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in the fair value is other than temporary, unrealized losses are bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of AOCI. The Company has elected to utilize the fair value option for certain financial instruments segregated to support the funds withheld liability.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition, unrealized capital gains and losses related to the fair value option securities are reported as a component of net realized/unrealized gains (losses) in the statement of operations.

11

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Derivatives

The Company has entered into a coinsurance with funds withheld arrangement containing an embedded derivative whose fair value is based on the change in the fair value of the underlying segregated assets. The embedded derivative within the coinsurance funds withheld arrangement is included in the reinsurance derivative asset/liability on the balance sheets.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under Accounting Standards Codification (ASC) Topic 815, Derivatives and Hedging. Under Topic ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the statements of operations.

12

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisitions (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the balance sheets. Deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.69% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

13

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the Company’s change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges. The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 11, the embedded derivative reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

14

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.00% to 2.30% during 2013, 1.00% to 3.85% during 2012, and 1.25% to 4.10% during 2011. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Reinsurance

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

15

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense (benefit), is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Superintendent of the Department (the Superintendent) has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

16

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $30,638,000 and $9,801,000 at December 31, 2013 and 2012, respectively. Statutory net income (loss) of the insurance operations was $(3,824,000), $(2,866,000), and $255,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Superintendent is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2014, the Company is not allowed to pay dividends without prior approval of the Superintendent.

Reclassifications

In the prior year’s balance sheet, the reinsurance derivative liability was reclassified out of reinsurance recoverable and funds withheld to conform to the current year’s presentation.

17

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds and equity securities available for sale as of December 31, 2013 and 2012, is as follows:

	2013
	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,468	$—	$948	$11,520
Obligations of government-sponsored enterprises	27,817	87	1,855	26,049
Corporate	33,390	118	1,128	32,380
Obligations of foreign governments	722	—	82	640
Municipal obligations	9,922	9	431	9,500
Commercial mortgage-backed	10,754	29	375	10,408
Residential mortgage-backed	18,145	93	579	17,659
Collateralized debt obligations	2,020	36	22	2,034
Other asset-backed obligations	32,806	195	85	32,916

Total bonds	$148,044	$567	$5,505	$143,106
Equity securities:
Financial	$3,611	$—	$249	$3,362
Total equity securities	$3,611	$—	$249	$3,362

	2012
	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,091	$2	$—	$1,093
Obligations of government-sponsored enterprises	9,276	366	1	9,641
Total bonds	$10,367	$368	$1	$10,734

18

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$11,520	$948	$—	$—	$11,520	$948
Obligations of government-sponsored enterprises	20,525	1,854	96	1	20,621	1,855
Corporate	25,852	1,128	—	—	25,852	1,128
Obligations of foreign governments	641	82	—	—	641	82
Municipal obligations	7,661	431	—	—	7,661	431
Commercial mortgage-backed	7,580	375	—	—	7,580	375
Residential mortgage-backed	14,009	579	—	—	14,009	579
Collateralized debt obligations	805	22	—	—	805	22
Other asset-backed obligations	11,673	85	—	—	11,673	85
Total bonds, available for sale	$100,266	$5,504	$96	$1	$100,362	$5,505
Total equity securities available for sale	$3,362	$249	$—	$—	$3,362	$249

At December 31, 2013, the Company held $100.4 million in available-for-sale fixed maturity securities with unrealized losses of $5.5 million. The Company’s portfolio consists of fixed maturity securities where 85% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 183 securities with a carrying value of $100.3 million and unrealized losses of $5.5 million. Of this portfolio, 85% were investment grade (rated AAA through BBB-) at December 31, 2013. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in spreads since the securities were acquired.

At December 31, 2012, the Company had three securities in an unrealized loss position. Unrealized losses on these securities were approximately $1,000 with a related fair value of $186,000. At December 31, 2012, the Company’s portfolio consisted entirely of investment grade (rated AAA) fixed maturity securities.

19

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include the following: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in other comprehensive income.

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss

20

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

severity, prepayment speeds, and structural support, including subordination and guarantees. For the following reasons, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2013: the Company expects to recover its amortized costs; the Company did not intend to sell the fixed maturity available-for-sale securities with unrealized losses; and it was not more likely than not that the Company would be required to sell these securities before recovery of the amortized cost, which may be maturity.

The amortized cost and fair value of bonds available for sale at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due after one year through five years	$4,443	$4,424
Due after five years through ten years	30,089	29,168
Due after ten years	21,970	20,448
Mortgage-backed and other asset-backed securities	91,542	89,066
	$148,044	$143,106

At December 31, 2013, bonds available for sale with a fair value of $564,000 were held in joint custody with the New York Department of Financial Services to comply with statutory regulations.

21

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Interest on bonds – available for sale	$3,516	$436	$341
Interest on equities – available for sale	157	—	—
Interest on bonds – fair value option	6,500	3,449	—
Other	28	8	15
Total	10,201	3,893	356
Ceded to reinsurer	(6,500)	(3,449)	—
Net investment income	$3,701	$444	$356

Proceeds from the sale of bonds and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Proceeds from sales	$58,564	$3,688	$—
Gross realized gains	417	83	—
Gross realized losses	947	—	—

22

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized (losses) gains, net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA consist of the following for the years ended December 31:

	2013	2012
	(In Thousands)
Realized (losses) gains, available for sale:
Bonds	$(491)	$83
Equity securities	(39)	—
Total realized (losses) gains, available for sale	(530)	83

Realized gains, fair value option:
Bonds	53	1,037
Equity securities	—	73
Total realized gains, fair value option	53	1,110

Holding gains (losses):
Bonds, fair value option	(9,030)	4,913
Equity securities, fair value option	(227)	58
Embedded derivative on reinsurance contract	9,257	(4,971)
Total holding gains (losses)	—	—
	(477)	1,193

Related impact on deferred policy acquisition costs and VOBA	6	(65)
Net ceded reinsurance gains	(53)	(1,110)
Net realized/unrealized (loss) gains	$(524)	$18

The Company did not have any realized gains or losses for the year ended December 31, 2011.

At December 31, 2013, the Company had securities and cash pledged with a market value of approximately $8,733,000 as collateral in relation to its reinsurance agreement (see Note 11).

23

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Derivative Instruments

The Company recognizes all derivative instruments, such as embedded derivatives, in the balance sheets at fair value.

The Company entered into a coinsurance with funds withheld arrangement with Guggenheim Life and Annuity Company (GLAC), an affiliate (see Note 11). Under ASC Topic 815, Derivatives and Hedging, the Company’s funds withheld liability contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative has characteristics similar to a total return swap; as the Company cedes the total return on a designated investment portfolio to the reinsurer, the reinsurer assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gains or losses on the segregated assets which support the liability

The Company has certain variable annuity guaranteed living benefits (GLB) products with a GMWB feature that is an embedded derivative. The Company have reinsured 100% of this GLB feature with SBL. Certain features of this guarantee have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of the GLB feature.

The fair value of the embedded derivative for GMWB feature is included in policy reserves and annuity account values on the balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld and coinsurance arrangements is included in the reinsurance derivative asset and liability on the balance sheets.

24

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative instruments classified as assets and liabilities in the balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2013	2012	2013	2012
	(In Thousands)
Embedded derivatives:
GMWB reserve	$—	$—	$306	$789
Reinsurance contracts	4,592	—	—	4,182
Total derivative instruments	$4,592	$—	$306	$4,971

The changes in the market value of the embedded derivative for the GMWB reserve is included in interest credited to annuity account balances on the statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the statements of operations. The change in the fair value of the embedded derivative coinsurance arrangement with SBL is included in interest credited to annuity account balances in the statements of operations.

The following table shows the change in the fair value of derivatives in the statements of operations for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Embedded derivatives:
GMWB reserve	$483	$22	$120
Reinsurance contract	8,774	(4,993)	(120)
Total change in derivative instruments	$9,257	$(4,971)	$—

25

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

4. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Balance at beginning of the year	$3,086	$124	$38
Cost deferred during the year	7,092	2,983	137
Imputed interest	296	30	9
(Amortized) accreted to expense	(394)	70	(26)
Effect of realized gains	—	(31)	—
Effect of unrealized gains	125	(90)	(34)
Balance at end of the year	$10,205	$3,086	$124

The Company would have deferred costs of $3,064,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the year ended December 31:

2013
(In Thousands)
Balance at beginning of the year	$—
Costs deferred	33
Accreted to expense	1
Balance at end of the year	$34

There were no deferred sales inducements capitalized for the years ended December 31, 2012 and 2011.

26

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Balance at beginning of the year	$4,346	$5,188	$6,044
Imputed interest	213	292	337
Amortized to expense	(992)	(1,114)	(1,147)
Effect of realized loss (gain)	6	(34)	—
Effect of unrealized loss (gain)	83	14	(46)
Balance at end of the year	$3,656	$4,346	$5,188

The weighted average amortization period is 20 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2014	$482
2015	390
2016	306
2017	255
2018	226

27

First Security Benefit Life Insurance and Annuity Company of New York

(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pre-Tax	Tax	After-Tax
	(In Thousands)
Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$324	$(128)	$196
Effect on deferred policy acquisition costs and VOBA	(79)	31	(48)
Total other comprehensive income for the period ended December 31, 2011	$245	$(97)	$148

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$188	$(82)	$106
Reclassification adjustment for gains included in net income	(18)	7	(11)
Effect on deferred policy acquisition costs and VOBA	(141)	56	(85)
Effect on policy reserves and annuity account values	22	(8)	14
Total other comprehensive income for the period ended December 31, 2012	$51	$(27)	$24

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(6,080)	$2,408	$(3,672)
Reclassification adjustment for losses included in net income	530	(210)	320
Effect on deferred policy acquisition costs and VOBA	208	(82)	126
Effect on policy reserves and annuity account values	(32)	13	(19)
Total other comprehensive loss for the period ended December 31, 2013	$(5,374)	$2,129	$(3,245)

28

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized
Gains (Losses)
on Available-
for-Sale
Securities
(In Thousands)
Accumulated other comprehensive loss at January 1, 2011	$(33)

Other comprehensive income	148
Accumulated other comprehensive income at December 31, 2011	115

Other comprehensive income before reclassifications	35
Reclassification adjustment for gains included in net income (1)	(11)
Accumulated other comprehensive income at December 31, 2012	139

Other comprehensive loss before reclassifications	(3,565)
Reclassification adjustment for losses included in net income (1)	320
Accumulated other comprehensive loss at December 31, 2013	$(3,106)

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized (losses) gains and income tax expense on the statements of operations.

8. Income Taxes

For the years ended December 31, 2013, 2012, and 2011, the Company filed separate federal and state income tax returns. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2010. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.

29

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. For the years ended December 31, 2013, 2012, and 2011, there were no interest or penalties recognized.

At December 31, 2013 and 2012, the Company has no unrecognized tax benefits.

Income tax expense (benefit) on the statements of operations consists of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Current tax (benefit) expense	$(528)	$590	$(33)
Deferred tax expense (benefit)	237	(817)	392
Income tax expense (benefit)	$(291)	$(227)	$359

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and change in valuation allowance.

30

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following as of December 31:

	2013	2012
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$2,850	$2,156
Investment losses	4,221	—
Reinsurance derivative	—	1,998
Deferred policy acquisition costs	—	354
Net operating loss	687	268
Other	3	—
Total deferred income tax assets	7,761	4,776
Valuation allowance	(72)	—
Net deferred income tax assets	7,689	4,776

Deferred income tax liabilities:
Deferred policy acquisition costs	1,667	—
Value of business acquired	1,448	1,722
Investment gains	119	2,269
Reinsurance derivative	1,796	—
Other	30	48
Total deferred income tax liabilities	5,060	4,039
Net deferred income tax asset	$2,629	$737

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded a valuation allowance of $72,000 at December 31, 2013, and $0 at December 31, 2012.

At December 31, 2013, there is a net operating loss (NOL) of $1,551,000 that is available to offset future income. The NOL will expire in 2023.

31

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Related-Party Transactions

During the years ended December 31, 2013, 2012, and 2011, the Company received $232,000, $248,000, and $327,000, respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of operations.

During the years ended December 31, 2013, and 2012, the Company received $78,000 and $67,000, respectively, from affiliates for administrative services. The Company did not receive any amounts during the year ended December 31, 2011. These fees are included in other revenues on the statements of operations.

During the years ended December 31, 2013, 2012, and 2011, the Company paid $692,000, $337,000, and $174,000, respectively, to affiliates for providing management and administrative services. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), an affiliate, to perform investment advisory services. During the years ended December 31, 2013, 2012, and 2011, the Company paid fees of $294,000, $44,000 and $14,000, respectively, for the services performed. These fees are included in commissions and other operating expenses in the statements of operations.

The Company had receivables from its affiliates of $157,000 and $1,584,000 as of December 31, 2013, and 2012, respectively.

During the year ended December 31, 2013, the Company received $25,000,000 in capital contributions from SBC.

10. Fair Value Measurements

Fair Value Hierarchy

In accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents and separate account assets.

32

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities, other U.S. government securities, equity securities, and debt securities and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. Level 3 assets include certain debt securities and asset-backed securities priced using broker quotes or other methods that use unobservable inputs. Level 3 liabilities include embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Cash Equivalents

Cash equivalents include fixed maturities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

33

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Fixed Maturities

Fixed maturities include bonds and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, GPIM, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity Securities

Equity securities include nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include fixed maturities with an original maturity greater than 90 days but less than one year. Fair values of short-term investments are determined in a manner consistent with the fixed maturities process previously discussed.

34

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Separate Account Assets

Fair values of equity securities within the separate accounts are determined using quoted prices in active markets for identical assets, and are reflected in Level 1.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contacts. The cash flow estimates are produced using stochastic techniques under the variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

35

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2013
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$89,999	$89,999	$—	$—
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	17,778	—	17,778	—
Obligations of government-sponsored enterprises	36,091	—	34,474	1,617
Corporate	103,219	—	88,095	15,124
Obligations of foreign governments	1,923	—	1,923	—
Municipal obligations	29,662	—	29,662	—
Commercial mortgage-backed	19,038	—	14,927	4,111
Residential mortgage-backed	24,014	—	24,014	—
Collateralized debt obligations	2,788	—	—	2,788
Other asset-backed obligation	53,307	—	35,619	17,688
Total bonds	287,820	—	246,492	41,328
Equity securities:
Financial	5,118	—	5,118	—
Short-term investments	630	—	630	—
Reinsurance derivative asset	4,592	—	—	4,592
Separate account assets	146,255	146,255	—	—
Total assets	$534,414	$236,254	$252,240	$45,920

Liabilities:
Embedded derivatives:
GMWB reserve	$306	$—	$—	$306
Total liabilities	$306	$—	$—	$306

36

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

	December 31, 2012
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$127,814	$9,215	$118,599	$—
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,093	—	1,093	—
Obligations of government-sponsored enterprises	14,261	—	14,261	—
Corporate	51,427	—	47,843	3,584
Municipal obligations	18,284	—	18,284	—
Commercial mortgage-backed	3,346	—	1,770	1,576
Residential mortgage-backed	231	—	231	—
Other asset-backed obligations	19,618	—	11,655	7,963
Total bonds	108,260	—	95,137	13,123
Equity securities:
Financial	780	—	780	—
Separate account assets	136,033	136,033	—	—
Total assets	$372,887	$145,248	$214,516	$13,123

Liabilities:
Embedded derivatives:
GMWB reserves	$789	$—	$—	$789
Reinsurance derivative liability	4,182	—	—	4,182
Total liabilities	$4,971	$—	$—	$4,971

37

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2013, is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains and
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	Losses in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$—	$1	$(36)	$1,204	$448	$1,617	$—
Corporate	4,282	(351)	(195)	11,563	(175)	15,124	(344)
Commercial mortgage-backed	1,576	(156)	(11)	2,702	—	4,111	(185)
Collateralized debt obligations	—	32	13	2,743	—	2,788	(11)
Other asset-backed obligation	7,265	14	127	14,026	(3,744)	17,688	(214)
Total bonds	13,123	(460)	(102)	32,238	(3,471)	41,328	(754)

Reinsurance derivative asset	—	4,592	—	—	—	4,592	4,592
Total assets	$13,123	$4,132	$(102)	$32,238	$(3,471)	$45,920	$3,838

Liabilities:
Embedded derivatives:	_	_	_	_
GMWB reserves	$789	$(483)	$—	$—	$—	$306	$(483)
Reinsurance derivative liability	4,182	(4,182)	—	—	—	—	(4,182)
Total liabilities	$4,971	$(4,665)	$—	$—	$—	$306	$(4,665)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) within the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in interest credited to annuity account balances on the statements of operations.

38

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$1,206	$—	$2	$—	$1,204
Corporate	11,907	—	344	—	11,563
Commercial mortgage-backed	3,515	—	813	—	2,702
Collateralized debt obligations	3,162	—	419	—	2,743
Other asset-backed obligations	14,554	—	528	—	14,026
Total assets	$34,344	$—	$2,106	$—	$32,238

39

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012, is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains and
	Balance at January 1, 2012	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Losses In Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Corporate	$—	$94	$—	$4,188	$—	$4,282	$94
Commercial mortgage-backed	—	29	—	1,547	—	1,576	29
Other asset-backed obligation	—	312	—	6,953	—	7,265	312
Total bonds	—	435	—	12,688	—	13,123	435
Reinsurance derivative asset	811	(811)	—	—	—	—	(811)
Total assets	$811	$(376)	$—	$12,688	$—	$13,123	$(376)

Liabilities:
Embedded derivatives:
GMWB reserves	$811	$(22)	$—	$—	$—	$789	$(22)
Reinsurance derivative liability	—	4,182	—	—	—	4,182	4,182
Total liabilities	$811	$4,160	$—	$—	$—	$4,971	$4,160

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Corporate	$4,254	$—	$(66)	$—	$4,188
Commercial mortgage-backed	1,551	—	(4)	—	1,547
Other asset-backed obligation	6,967	—	(14)	—	6,953
Total assets	$12,772	$—	$(84)	$—	$12,688

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) within the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in interest credited to annuity account balances on the statements of operations.

40

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2013, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$—	$—	$—	$448	$—	$—
Corporate	—	—	—	—	—	175
Other asset-backed obligation	—	—	—	225	—	3,969
Total Bonds	$—	$—	$—	$673	$—	$4,144

The Company did not have any transfers into or out of Levels 1, 2, or 3 for the years ended December 31, 2012 and 2011. The transfers between levels are determined as of the end of the period for which the transfer was completed.

41

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$449	Comparable price	Trade price	90 basis points (bps)
Corporate	4,927	Discounted cash flow	Credit spread	140–412 [279] bps
Other asset-backed obligation	249	Discounted cash flow	Credit spread	389 bps
Total bonds	5,625
Reinsurance derivative asset	4,592	See Note (1)
Total assets	$10,217

Liabilities:
Embedded derivatives:		Discounted cash flow	Own credit spread	144 bps
GMWB reserves			Long-term equity
	$306		market volatility	Market consistent
Total liabilities	$306

42

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

	As of December 31, 2012
	Assets/ Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$1,441	Discounted cash flow	Credit spread	269–416 [346] bps
Commercial mortgage-backed	716	Discounted cash flow	Credit spread	653 bps
Other asset-backed obligation	699	Discounted cash flow	Credit spread	325 bps
Total bonds	2,856
Total assets	$2,856

Liabilities:
Embedded derivatives:
GMWB reserves	$789	Discounted cash flow	Own credit spread	195 bps
			Long-term equity
			market volatility	Market consistent
			Risk margin	500 bps
Reinsurance derivative liability	4,182	See Note (1)
Total liabilities	$4,971

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and GMWB reserves ceded to SBL (see Note 3).
(2)	The tables above exclude certain securities for which the fair value of $35,703,000 and $10,267,000 as of December 31, 2013 and 2012, respectively, was based on non-binding broker quotes.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

43

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$99	$99	$—	$—	$99
Individual and group annuities	(275,683)	(237,356)	—	—	(237,356)
Separate account liabilities	(146,255)	(146,255)	(146,255)	—	—

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$68	$69	$—	$—	$69
Individual and group annuities	(76,010)	(65,920)	—	—	(65,920)
Separate account liabilities	(136,033)	(136,033)	(136,033)	—	—

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

44

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

11. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2013	2012
	(In Thousands)

Premiums received	$205	$13,544
Commissions paid	$—	$611
Claims paid	$—	$—
Surrenders paid	$624	$9,974

The Company did not assume any reinsurance for the year ended December 31, 2011.

45

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Reinsurance (continued)

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance ceded:
Premiums paid	$17,688	$16,283	$1
Commissions received	$717	$733	$—
Claim recoveries	$2	$10	$2
Surrenders recovered	$21,735	$11,624	$1

All of the Company’s individual life insurance and the living benefit riders are reinsured 100% with SBL.

Effective January 26, 2012, the Company entered into a coinsurance agreement with a non-affiliated entity for certain group fixed annuity contracts having reserves of $143,537,000. At the same time, the Company entered into an indemnity retrocession agreement on a funds withheld basis with GLAC, whereby the Company ceded and GLAC reinsured on an indemnity basis the same group fixed annuity contracts. Under the agreement with GLAC, the Company established a funds withheld liability of $143,537,000.

Effective May 15, 2012, certain of the group fixed annuity contracts covered by the coinsurance agreement noted above were assumed by the Company through an assumption reinsurance agreement. The assumed contracts continue to be ceded to GLAC under the indemnity retrocession agreement.

As of December 31, 2013 and 2012, the value of the Company’s funds withheld under the indemnity retrocession agreement with GLAC was $157,082,000 and $154,059,000. This amount is included in the funds withheld liability on the balance sheet.

At December 31, 2013 and 2012, the Company had established receivables totaling $155,919,000 and $154,404,000 respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2013 and 2012, was $156,000 and $182,000, respectively.

46

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the GMDB, GMWB, and GMIB.

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)
Return of premium	$78,759	$723	66	$75,839	$1,779	65
Step-up	66,495	2,421	66	62,540	5,823	66
Total GMDB	$145,254	$3,144	66	$138,379	$7,602	66

47

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features (continued)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012, were $1,160,000 and $1,323,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2013 and 2012. The Company’s GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense.

The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company’s reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 7.69% for 2013 and 8.5% for 2012.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

48

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features (continued)

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2013 and 2012:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 14% graded to 27% at year 5 for 2013 and 17% graded to 24% at year 5 for 2012, graded to the long-term average of 45% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate life insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

13. Commitments and Contingencies

The Company has aggregate future lease commitments at December 31, 2013, of $12,000 for non-cancelable operating leases in 2014 and no amounts for the years thereafter. During the years ended December 31, 2013 and 2012, the Company paid $37,000 and $32,000 respectively, for office rent expense. This expense is included in commissions and other operating expenses in the statements of operations.

49

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Commitments and Contingencies (continued)

Guaranty fund assessments are levied on the Company by the New York Guaranty Association to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2013 and 2012, the Company has reserved $561,000 and $0, respectively, to cover current and estimated future assessments.

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

14. Subsequent Events

Subsequent events have been evaluated through April 4, 2014, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2013. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

50

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Financial Statements

Variable Annuity Account A -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2013
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statements of Net Assets	3
Statements of Operations	27
Statements of Changes in Net Assets	55
Notes to Financial Statements	91
1. Organization and Significant Accounting Policies	91
2. Variable Annuity Contract Charges	117
3. Summary of Unit Transactions	118
4. Financial Highlights	122
5. Subsequent Events	144

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the subaccounts as listed in Note 1, as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
April 30, 2014

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets

December 31, 2013

	Alger Capital Appreciation	Alliance- Bernstein VPS Small/Mid Cap Value(a)	ALPS/Alerian Energy Infrastructure(a)	American Century VP Income & Growth	American Century VP Inflation Protection(a)
Assets:
Mutual funds, at market value	$149,218	$12,417	$7,683	$105,952	$4,919
Investment income receivable	-	-	-	-	-
Net assets	$149,218	$12,417	$7,683	$105,952	$4,919

Units outstanding:
EliteDesigns 0 Year	10,284	1,011	-	7,772	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,048	-	730	-	513
Total units	11,332	1,011	730	7,772	513

Unit value:
EliteDesigns 0 Year	$13.36	$12.28	$10.64	$13.63	$8.96
EliteDesigns 5 Year	$13.44	$12.30	$10.65	$13.71	$8.98
EliteDesigns II	$11.37	$10.88	$10.53	$10.86	$9.60

Mutual funds, at cost	$145,834	$12,170	$7,489	$80,500	$5,009
Mutual fund shares	2,086	546	717	11,554	471

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	American Century VP Mid Cap Value	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.(a)	Dimensional VA Global Bond Portfolio(a)
Assets:
Mutual funds, at market value	$82,780	$93,325	$156,027	$108,391	$169,445
Investment income receivable	-	-	-	494	-
Net assets	$82,780	$93,325	$156,027	$108,885	$169,445

Units outstanding:
EliteDesigns 0 Year	6,406	-	7,762	10,460	17,532
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	8,776	7,085	-	-
Total units	6,406	8,776	14,847	10,460	17,532

Unit value:
EliteDesigns 0 Year	$12.92	$12.38	$10.61	$10.41	$9.66
EliteDesigns 5 Year	$13.00	$12.44	$10.67	$10.43	$9.68
EliteDesigns II	$10.53	$10.63	$10.40	$10.33	$9.80

Mutual funds, at cost	$73,383	$92,549	$151,214	$105,107	$171,797
Mutual fund shares	4,479	8,665	10,015	14,132	15,910

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Dimensional VA International Small Portfolio(a)	Dimensional VA International Value Portfolio(a)	Dimensional VA Short-Term Fixed Portfolio(a)	Dimensional VA U.S. Large Value Portfolio(a)	Dimensional VA U.S. Targeted Value Portfolio(a)
Assets:
Mutual funds, at market value	$131,371	$42,480	$25,258	$115,749	$9,110
Investment income receivable	-	-	-	-	-
Net assets	$131,371	$42,480	$25,258	$115,749	$9,110

Units outstanding:
EliteDesigns 0 Year	11,253	3,814	2,612	9,246	704
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	11,253	3,814	2,612	9,246	704

Unit value:
EliteDesigns 0 Year	$11.67	$11.14	$9.67	$12.52	$12.94
EliteDesigns 5 Year	$11.69	$11.16	$9.69	$12.54	$12.97
EliteDesigns II	$11.37	$11.15	$9.78	$11.08	$11.20

Mutual funds, at cost	$121,091	$38,099	$25,332	$110,087	$6,879
Mutual fund shares	10,689	3,221	2,479	5,290	486

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Dreyfus IP Small Cap Stock Index(a)	DWS Global Growth VIP(c)	DWS Global Small Cap Growth VIP	DWS Government & Agency Securities VIP	Federated High Income Bond II(e)
Assets:
Mutual funds, at market value	$99,879	$8,132	$8,717	$52,501	$163,306
Investment income receivable	-	-	-	-	-
Net assets	$99,879	$8,132	$8,717	$52,501	$163,306

Units outstanding:
EliteDesigns 0 Year	5,650	-	708	5,490	12,276
EliteDesigns 5 Year	-	767	-	-	-
EliteDesigns II	2,498	-	-	-	-
Total units	8,148	767	708	5,490	12,276

Unit value:
EliteDesigns 0 Year	$12.75	$10.55	$12.31	$9.56	$13.30
EliteDesigns 5 Year	$12.77	$10.61	$12.38	$9.61	$13.49
EliteDesigns II	$11.14	$10.94	$11.23	$9.84	$10.16

Mutual funds, at cost	$89,070	$7,848	$7,352	$59,764	$157,703
Mutual fund shares	5,370	730	514	4,581	22,968

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets(a)	Fidelity VIP Growth & Income	Fidelity VIP Index 500
Assets:
Mutual funds, at market value	$86,113	$10,975	$22,776	$24,743	$461,945
Investment income receivable	-	-	-	-	-
Net assets	$86,113	$10,975	$22,776	$24,743	$461,945

Units outstanding:
EliteDesigns 0 Year	7,074	813	1,847	-	39,920
EliteDesigns 5 Year	-	-	-	1,784	-
EliteDesigns II	-	-	432	-	-
Total units	7,074	813	2,279	1,784	39,920

Unit value:
EliteDesigns 0 Year	$12.17	$13.49	$9.89	$13.79	$11.57
EliteDesigns 5 Year	$12.34	$13.57	$9.91	$13.87	$11.74
EliteDesigns II	$10.95	$11.09	$10.42	$10.76	$10.84

Mutual funds, at cost	$64,786	$10,230	$22,818	$21,246	$392,902
Mutual fund shares	2,550	710	2,522	1,315	2,503

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Growth & Income Securities
Assets:
Mutual funds, at market value	$199,916	$275,671	$101,402	$34,167	$70,095
Investment income receivable	-	-	-	-	-
Net assets	$199,916	$275,671	$101,402	$34,167	$70,095

Units outstanding:
EliteDesigns 0 Year	18,426	22,941	7,696	3,345	-
EliteDesigns 5 Year	-	-	1,593	-	-
EliteDesigns II	-	-	-	-	6,481
Total units	18,426	22,941	9,289	3,345	6,481

Unit value:
EliteDesigns 0 Year	$10.85	$12.02	$10.91	$10.21	$12.93
EliteDesigns 5 Year	$11.00	$12.09	$10.97	$10.27	$13.01
EliteDesigns II	$9.84	$11.23	$9.06	$9.97	$10.82

Mutual funds, at cost	$213,881	$259,937	$108,009	$35,351	$68,401
Mutual fund shares	16,536	7,744	6,275	3,067	4,456

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Franklin Income Securities	Franklin Mutual Global Discovery Securities	Franklin Rising Dividends Securities	Franklin Small Cap Value Securities	Franklin Strategic Income Securities
Assets:
Mutual funds, at market value	$78,589	$461,004	$86,051	$115,312	$36,073
Investment income receivable	-	-	-	-	-
Net assets	$78,589	$461,004	$86,051	$115,312	$36,073

Units outstanding:
EliteDesigns 0 Year	800	37,671	6,435	5,027	3,411
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,690	-	-	4,394	-
Total units	7,490	37,671	6,435	9,421	3,411

Unit value:
EliteDesigns 0 Year	$11.32	$12.24	$13.37	$13.16	$10.58
EliteDesigns 5 Year	$11.38	$12.31	$13.45	$13.23	$10.63
EliteDesigns II	$10.39	$10.70	$10.76	$11.20	$10.05

Mutual funds, at cost	$77,149	$424,382	$74,696	$105,051	$35,139
Mutual fund shares	4,890	20,184	3,116	4,791	2,933

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Goldman Sachs VIT High Quality Floating Rate(c)	Goldman Sachs VIT Mid Cap Value	Guggenheim VT Floating Rate Strategies(a)	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield
Assets:
Mutual funds, at market value	$350,559	$15,431	$173,030	$12,559	$18,368
Investment income receivable	-	-	-	-	-
Net assets	$350,559	$15,431	$173,030	$12,559	$18,368

Units outstanding:
EliteDesigns 0 Year	35,103	-	8,501	2,022	1,700
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,440	8,734	-	-
Total units	35,103	1,440	17,235	2,022	1,700

Unit value:
EliteDesigns 0 Year	$9.99	$12.51	$10.02	$6.21	$10.80
EliteDesigns 5 Year	$10.04	$12.58	$10.03	$6.27	$10.86
EliteDesigns II	$9.82	$10.72	$10.06	$9.99	$10.17

Mutual funds, at cost	$351,912	$16,231	$170,682	$11,959	$17,438
Mutual fund shares	33,355	827	6,754	675	556

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Guggenheim VT Large Cap Value	Guggenheim VT Long Short Equity(c)	Guggenheim VT Mid Cap Value	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value
Assets:
Mutual funds, at market value	$45,005	$31,259	$13,693	$22,221	$14,953
Investment income receivable	-	-	-	-	-
Net assets	$45,005	$31,259	$13,693	$22,221	$14,953

Units outstanding:
EliteDesigns 0 Year	-	2,570	-	3,040	938
EliteDesigns 5 Year	1,462	-	593	-	-
EliteDesigns II	1,631	733	-	-	-
Total units	3,093	3,303	593	3,040	938

Unit value:
EliteDesigns 0 Year	$18.64	$9.20	$22.86	$7.32	$15.94
EliteDesigns 5 Year	$18.83	$9.33	$23.10	$7.42	$16.17
EliteDesigns II	$10.71	$10.44	$10.71	$9.79	$10.92

Mutual funds, at cost	$39,126	$29,736	$10,746	$22,205	$12,982
Mutual fund shares	1,190	2,131	164	977	285

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Guggenheim VT Total Return Bond(a)(c)	Guggenheim VT World Equity Income(c)	Ibbotson Balanced ETF Asset Allocation(a)	Ibbotson Conservative ETF Asset Allocation(a)	Ibbotson Growth ETF Asset Allocation(a)
Assets:
Mutual funds, at market value	$30,397	$31,470	$224,527	$24,927	$84,858
Investment income receivable	-	-	-	-	-
Net assets	$30,397	$31,470	$224,527	$24,927	$84,858

Units outstanding:
EliteDesigns 0 Year	3,092	3,690	-	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	21,790	2,501	8,102
Total units	3,092	3,690	21,790	2,501	8,102

Unit value:
EliteDesigns 0 Year	$9.84	$8.52	$10.52	$9.87	$10.85
EliteDesigns 5 Year	$9.86	$8.64	$10.54	$9.88	$10.87
EliteDesigns II	$10.04	$10.67	$10.30	$9.96	$10.47

Mutual funds, at cost	$29,568	$31,365	$215,787	$24,946	$79,700
Mutual fund shares	2,068	2,623	19,940	2,226	7,879

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Innealta Capital Country Rotation(a)	Invesco V.I. American Value(c)	Invesco V.I. Comstock(c)	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities(e)
Assets:
Mutual funds, at market value	$7,482	$11,660	$84,464	$69,891	$84,989
Investment income receivable	-	-	-	-	-
Net assets	$7,482	$11,660	$84,464	$69,891	$84,989

Units outstanding:
EliteDesigns 0 Year	-	-	6,270	6,465	8,750
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	767	1,081	-	-	-
Total units	767	1,081	6,270	6,465	8,750

Unit value:
EliteDesigns 0 Year	$9.52	$13.19	$13.47	$10.81	$9.71
EliteDesigns 5 Year	$9.54	$13.26	$13.55	$10.87	$9.77
EliteDesigns II	$9.76	$10.79	$10.77	$9.54	$9.76

Mutual funds, at cost	$7,489	$11,417	$76,394	$70,766	$88,053
Mutual fund shares	761	591	4,777	4,691	7,365

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced
Assets:
Mutual funds, at market value	$38,691	$182,434	$86,009	$11,054	$9,766
Investment income receivable	-	-	-	-	-
Net assets	$38,691	$182,434	$86,009	$11,054	$9,766

Units outstanding:
EliteDesigns 0 Year	3,500	16,496	6,857	613	797
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	977	-	328	-
Total units	3,500	17,473	6,857	941	797

Unit value:
EliteDesigns 0 Year	$11.05	$10.40	$12.54	$11.98	$12.26
EliteDesigns 5 Year	$11.11	$10.55	$12.61	$12.05	$12.32
EliteDesigns II	$10.21	$11.04	$11.02	$11.30	$10.72

Mutual funds, at cost	$39,274	$160,363	$72,249	$9,743	$9,065
Mutual fund shares	6,824	5,230	3,461	834	934

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Ivy Funds VIP Core Equity	Ivy Funds VIP High Income	Ivy Funds VIP International Growth	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth
Assets:
Mutual funds, at market value	$73,634	$253,956	$13,211	$282,933	$64,041
Investment income receivable	-	-	-	-	-
Net assets	$73,634	$253,956	$13,211	$282,933	$64,041

Units outstanding:
EliteDesigns 0 Year	5,481	21,159	1,160	29,341	5,242
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	5,481	21,159	1,160	29,341	5,242

Unit value:
EliteDesigns 0 Year	$13.43	$12.00	$11.39	$9.64	$12.22
EliteDesigns 5 Year	$13.51	$12.07	$11.45	$9.69	$12.28
EliteDesigns II	$11.17	$10.28	$11.05	$9.84	$10.94

Mutual funds, at cost	$63,663	$243,284	$11,302	$283,347	$56,652
Mutual fund shares	4,866	63,554	1,346	57,886	5,972

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Value	Lord Abbett Series Bond- Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT Research Bond
Assets:
Mutual funds, at market value	$19,854	$7,299	$33,671	$32,882	$71,590
Investment income receivable	-	-	-	-	-
Net assets	$19,854	$7,299	$33,671	$32,882	$71,590

Units outstanding:
EliteDesigns 0 Year	496	574	3,032	2,343	7,081
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,017	-	-	-	-
Total units	1,513	574	3,032	2,343	7,081

Unit value:
EliteDesigns 0 Year	$15.41	$12.73	$11.12	$14.03	$10.11
EliteDesigns 5 Year	$15.50	$12.80	$11.18	$14.11	$10.17
EliteDesigns II	$12.00	$10.83	$10.21	$11.47	$9.89

Mutual funds, at cost	$18,021	$6,604	$34,446	$31,765	$72,925
Mutual fund shares	747	934	2,735	1,385	5,541

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity(a)	Neuberger Berman AMT Guardian	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA
Assets:
Mutual funds, at market value	$59,553	$96,728	$10,902	$8,093	$166,161
Investment income receivable	-	-	-	-	-
Net assets	$59,553	$96,728	$10,902	$8,093	$166,161

Units outstanding:
EliteDesigns 0 Year	4,868	10,261	894	807	12,093
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	1,626
Total units	4,868	10,261	894	807	13,719

Unit value:
EliteDesigns 0 Year	$12.23	$9.43	$12.20	$10.03	$12.26
EliteDesigns 5 Year	$12.30	$9.44	$12.37	$10.09	$12.33
EliteDesigns II	$10.39	$10.12	$11.14	$9.93	$10.98

Mutual funds, at cost	$55,372	$90,116	$10,483	$8,584	$149,809
Mutual fund shares	1,892	6,607	408	1,472	62,467

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Oppenheimer Main Street Small Cap Fund/VA(c)	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class
Assets:
Mutual funds, at market value	$15,490	$54,824	$238,431	$415,792	$193,354
Investment income receivable	-	-	-	-	-
Net assets	$15,490	$54,824	$238,431	$415,792	$193,354

Units outstanding:
EliteDesigns 0 Year	-	7,824	21,771	33,108	17,515
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,408	-	1,162	9,924	2,293
Total units	1,408	7,824	22,933	43,032	19,808

Unit value:
EliteDesigns 0 Year	$12.80	$7.01	$10.43	$9.59	$9.78
EliteDesigns 5 Year	$12.99	$7.05	$10.49	$9.65	$9.84
EliteDesigns II	$11.01	$9.52	$9.86	$9.91	$9.61

Mutual funds, at cost	$14,978	$61,514	$244,450	$418,478	$216,571
Mutual fund shares	563	9,062	17,740	39,189	15,346

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	PIMCO VIT Short-Term(a)	PIMCO VIT Total Return Adminstrative Class	PIMCO VIT Total Return Advisor Class	Pioneer High Yield VCT(a)	Power Income VIT(a)
Assets:
Mutual funds, at market value	$85,739	$165,840	$609,463	$62,867	$7,556
Investment income receivable	-	-	-	-	-
Net assets	$85,739	$165,840	$609,463	$62,867	$7,556

Units outstanding:
EliteDesigns 0 Year	8,813	-	60,980	5,998	-
EliteDesigns 5 Year	-	13,285	-	-	-
EliteDesigns II	-	-	-	-	758
Total units	8,813	13,285	60,980	5,998	758

Unit value:
EliteDesigns 0 Year	$9.73	$12.31	$9.99	$10.48	$10.09
EliteDesigns 5 Year	$9.75	$12.48	$10.05	$10.50	$10.10
EliteDesigns II	$9.84	$-	$9.86	$10.25	$9.97

Mutual funds, at cost	$85,515	$166,478	$638,694	$62,567	$7,513
Mutual fund shares	8,349	15,104	55,507	6,022	720

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Probabilities Fund(a)	Putnam VT Equity Income(a)	Rydex VT Basic Materials	Rydex VT Biotechnology	Rydex VT Consumer Products
Assets:
Mutual funds, at market value	$223,442	$11,687	$122,574	$181,845	$227,903
Investment income receivable	-	-	-	-	-
Net assets	$223,442	$11,687	$122,574	$181,845	$227,903

Units outstanding:
EliteDesigns 0 Year	20,373	-	11,742	8,705	15,477
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,587	1,091	-	-	-
Total units	21,960	1,091	11,742	8,705	15,477

Unit value:
EliteDesigns 0 Year	$10.19	$11.93	$10.44	$20.89	$14.73
EliteDesigns 5 Year	$10.21	$11.95	$10.59	$21.18	$14.93
EliteDesigns II	$9.93	$10.71	$10.87	$10.82	$10.30

Mutual funds, at cost	$217,463	$11,417	$120,390	$149,598	$209,057
Mutual fund shares	21,423	573	4,939	3,146	4,003

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Mid-Cap 1.5x Strategy
Assets:
Mutual funds, at market value	$59,429	$73,245	$14,358	$85,039	$4,201
Investment income receivable	-	-	-	-	-
Net assets	$59,429	$73,245	$14,358	$85,039	$4,201

Units outstanding:
EliteDesigns 0 Year	5,092	6,505	5,425	22,920	325
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	5,092	6,505	5,425	22,920	325

Unit value:
EliteDesigns 0 Year	$11.67	$11.26	$2.64	$3.70	$12.93
EliteDesigns 5 Year	$11.84	$11.41	$2.68	$3.76	$13.11
EliteDesigns II	$10.69	$10.35	$8.23	$8.72	$11.20

Mutual funds, at cost	$54,288	$72,676	$15,515	$91,114	$2,856
Mutual fund shares	1,918	3,323	2,342	4,359	118

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT NASDAQ-100	Rydex VT Precious Metals	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT S&P 500 2x Strategy
Assets:
Mutual funds, at market value	$81,350	$140,978	$7,554	$26,570	$25,567
Investment income receivable	-	-	-	-	-
Net assets	$81,350	$140,978	$7,554	$26,570	$25,567

Units outstanding:
EliteDesigns 0 Year	2,166	27,163	-	1,989	-
EliteDesigns 5 Year	-	1,447	-	-	-
EliteDesigns II	4,318	-	812	-	2,157
Total units	6,484	28,610	812	1,989	2,157

Unit value:
EliteDesigns 0 Year	$14.84	$4.92	$7.14	$13.36	$9.59
EliteDesigns 5 Year	$15.05	$4.99	$7.24	$13.54	$9.73
EliteDesigns II	$11.39	$9.35	$9.30	$10.66	$11.85

Mutual funds, at cost	$77,629	$193,669	$7,489	$23,473	$24,287
Mutual fund shares	2,679	21,073	248	1,304	108

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value
Assets:
Mutual funds, at market value	$44,454	$7,377	$3,924	$95,936	$25,152
Investment income receivable	-	-	-	-	-
Net assets	$44,454	$7,377	$3,924	$95,936	$25,152

Units outstanding:
EliteDesigns 0 Year	2,663	617	231	3,337	2,260
EliteDesigns 5 Year	447	-	-	-	-
EliteDesigns II	-	-	-	4,335	-
Total units	3,110	617	231	7,672	2,260

Unit value:
EliteDesigns 0 Year	$14.26	$11.97	$17.00	$13.98	$11.13
EliteDesigns 5 Year	$14.46	$12.14	$17.24	$14.18	$11.29
EliteDesigns II	$11.20	$11.36	$11.21	$11.36	$11.11

Mutual funds, at cost	$38,611	$6,601	$3,353	$87,214	$19,884
Mutual fund shares	934	53	91	2,101	159

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT U.S. Government Money Market(d)	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Assets:
Mutual funds, at market value	$1,491,434	$69,829	$550,920	$4,368	$396,813
Investment income receivable	-	-	-	-	-
Net assets	$1,491,434	$69,829	$550,920	$4,368	$396,813

Units outstanding:
EliteDesigns 0 Year	139,544	1,392	43,047	-	42,322
EliteDesigns 5 Year	5,430	-	-	249	-
EliteDesigns II	30,341	4,280	-	-	-
Total units	175,315	5,672	43,047	249	42,322

Unit value:
EliteDesigns 0 Year	$8.24	$14.41	$12.80	$17.47	$9.37
EliteDesigns 5 Year	$8.36	$14.49	$12.87	$17.56	$9.43
EliteDesigns II	$9.78	$11.63	$10.64	$11.37	$9.82

Mutual funds, at cost	$1,491,434	$62,101	$467,671	$4,226	$400,933
Mutual fund shares	1,491,434	3,764	19,412	147	81,148

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Templeton Developing Markets Securities	Templeton Foreign Securities	Templeton Global Bond Securities	Van Eck VIP Global Hard Assets	Virtus International Series(a)
Assets:
Mutual funds, at market value	$214,456	$121,959	$37,887	$23,953	$93,256
Investment income receivable	-	-	-	-	-
Net assets	$214,456	$121,959	$37,887	$23,953	$93,256

Units outstanding:
EliteDesigns 0 Year	10,092	6,966	2,965	3,035	9,440
EliteDesigns 5 Year	2,796	-	-	-	-
EliteDesigns II	-	-	753	-	-
Total units	12,888	6,966	3,718	3,035	9,440

Unit value:
EliteDesigns 0 Year	$16.61	$17.51	$10.24	$7.90	$9.89
EliteDesigns 5 Year	$16.78	$17.69	$10.29	$7.95	$9.90
EliteDesigns II	$10.24	$11.25	$10.03	$10.89	$10.31

Mutual funds, at cost	$203,594	$109,225	$38,309	$22,171	$89,381
Mutual fund shares	21,046	7,074	2,037	784	5,116

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Virtus Premium AlphaSector Series(a)	Virtus Real Estate Securities Series(a)	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT
Assets:
Mutual funds, at market value	$10,597	$21,922	$75,368	$4,355	$24,412
Investment income receivable	-	-	-	-	-
Net assets	$10,597	$21,922	$75,368	$4,355	$24,412

Units outstanding:
EliteDesigns 0 Year	938	2,495	-	-	-
EliteDesigns 5 Year	-	-	1,662	333	2,315
EliteDesigns II	-	-	4,611	-	-
Total units	938	2,495	6,273	333	2,315

Unit value:
EliteDesigns 0 Year	$11.30	$8.80	$13.30	$12.90	$10.49
EliteDesigns 5 Year	$11.31	$8.81	$13.37	$13.08	$10.55
EliteDesigns II	$10.75	$9.05	$11.52	$10.81	$10.29

Mutual funds, at cost	$9,876	$24,767	$68,602	$4,051	$21,301
Mutual fund shares	797	940	2,341	167	2,279

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2013

	Alger Capital Appreciation	Alliance- Bernstein VPS Small/Mid Cap Value(a)	ALPS/Alerian Energy Infrastructure(a)	American Century VP Income & Growth	American Century VP Inflation Protection(a)
Investment income (loss):
Dividend distributions	$147	$62	$-	$1,900	$-
Expenses:
Mortality and expense risk charge	(243)	(25)	(10)	(435)	(12)
Net investment income (loss)	(96)	37	(10)	1,465	(12)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	15,571	854	-	-	-
Realized capital gain (loss) on investments	12	(91)	-	3,630	-
Change in unrealized appreciation/depreciation on investments during the year	3,384	247	194	22,877	(90)
Net realized and unrealized capital gain (loss) on investments	18,967	1,010	194	26,507	(90)
Net increase (decrease) in net assets from operations	$18,871	$1,047	$184	$27,972	$(102)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	American Century VP Mid Cap Value	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.(a)	Dimensional VA Global Bond Portfolio(a)
Investment income (loss):
Dividend distributions	$463	$390	$1,564	$2,046	$765
Expenses:
Mortality and expense risk charge	(175)	(90)	(439)	(172)	(606)
Net investment income (loss)	288	300	1,125	1,874	159

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	203	1,290	5,822	-	2,406
Realized capital gain (loss) on investments	18	-	974	(739)	2
Change in unrealized appreciation/depreciation on investments during the year	9,275	776	3,814	3,284	(2,352)
Net realized and unrealized capital gain (loss) on investments	9,496	2,066	10,610	2,545	56
Net increase (decrease) in net assets from operations	$9,784	$2,366	$11,735	$4,419	$215

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Dimensional VA International Small Portfolio(a)	Dimensional VA International Value Portfolio(a)	Dimensional VA Short-Term Fixed Portfolio(a)	Dimensional VA U.S. Large Value Portfolio(a)	Dimensional VA U.S. Targeted Value Portfolio(a)
Investment income (loss):
Dividend distributions	$2,768	$1,015	$67	$1,554	$65
Expenses:
Mortality and expense risk charge	(408)	(240)	(133)	(420)	(60)
Net investment income (loss)	2,360	775	(66)	1,134	5

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,783	-	22	8,885	-
Realized capital gain (loss) on investments	35	11	-	25	8
Change in unrealized appreciation/depreciation on investments during the year	10,280	4,381	(74)	5,662	2,231
Net realized and unrealized capital gain (loss) on investments	14,098	4,392	(52)	14,572	2,239
Net increase (decrease) in net assets from operations	$16,458	$5,167	$(118)	$15,706	$2,244

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Dreyfus IP Small Cap Stock Index(a)	DWS Global Growth VIP(c)	DWS Global Small Cap Growth VIP	DWS Government & Agency Securities VIP	DWS High Income VIP(a)
Investment income (loss):
Dividend distributions	$-	$-	$29	$1,390	$-
Expenses:
Mortality and expense risk charge	(196)	(4)	(32)	(242)	(26)
Net investment income (loss)	(196)	(4)	(3)	1,148	(26)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	511	2,159	-
Realized capital gain (loss) on investments	155	-	2	(105)	354
Change in unrealized appreciation/depreciation on investments during the year	10,809	284	1,365	(5,226)	-
Net realized and unrealized capital gain (loss) on investments	10,964	284	1,878	(3,172)	354
Net increase (decrease) in net assets from operations	$10,768	$280	$1,875	$(2,024)	$328

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Federated High Income Bond II(e)	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets(a)	Fidelity VIP Growth & Income
Investment income (loss):
Dividend distributions	$-	$650	$20	$138	$371
Expenses:
Mortality and expense risk charge	(302)	(330)	(17)	(67)	(39)
Net investment income (loss)	(302)	320	3	71	332

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	23	644	20	-
Realized capital gain (loss) on investments	33	56	1	(2)	3
Change in unrealized appreciation/depreciation on investments during the year	5,603	18,330	745	(42)	3,497
Net realized and unrealized capital gain (loss) on investments	5,636	18,409	1,390	(24)	3,500
Net increase (decrease) in net assets from operations	$5,334	$18,729	$1,393	$47	$3,832

(a) New subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Fidelity VIP Growth Opportunities(e)	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas
Investment income (loss):
Dividend distributions	$-	$6,546	$4,438	$677	$-
Expenses:
Mortality and expense risk charge	(51)	(1,413)	(838)	(748)	(13)
Net investment income (loss)	(51)	5,133	3,600	(71)	(13)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	2,801	2,539	31,022	-
Realized capital gain (loss) on investments	650	2,558	(1,153)	198	(116)
Change in unrealized appreciation/depreciation on investments during the year	-	70,860	(9,639)	19,676	-
Net realized and unrealized capital gain (loss) on investments	650	76,219	(8,253)	50,896	(116)
Net increase (decrease) in net assets from operations	$599	$81,352	$(4,653)	$50,825	$(129)

(e) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Growth & Income Securities	Franklin Income Securities	Franklin Mutual Global Discovery Securities
Investment income (loss):
Dividend distributions	$1,683	$1,357	$-	$542	$7,476
Expenses:
Mortality and expense risk charge	(345)	(201)	(57)	(93)	(1,387)
Net investment income (loss)	1,338	1,156	(57)	449	6,089

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	4,713	346	-	-	31,069
Realized capital gain (loss) on investments	68	(174)	-	-	387
Change in unrealized appreciation/depreciation on investments during the year	(7,739)	(1,805)	1,694	1,440	33,777
Net realized and unrealized capital gain (loss) on investments	(2,958)	(1,633)	1,694	1,440	65,233
Net increase (decrease) in net assets from operations	$(1,620)	$(477)	$1,637	$1,889	$71,322

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Franklin Rising Dividends Securities	Franklin Small Cap Value Securities	Franklin Strategic Income Securities	Goldman Sachs VIT High Quality Floating Rate(c)	Goldman Sachs VIT Mid Cap Value
Investment income (loss):
Dividend distributions	$211	$73	$-	$423	$87
Expenses:
Mortality and expense risk charge	(176)	(251)	(78)	(608)	(22)
Net investment income (loss)	35	(178)	(78)	(185)	65

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	95	-	1,980	1,166
Realized capital gain (loss) on investments	22	65	1	-	199
Change in unrealized appreciation/depreciation on investments during the year	10,586	10,261	934	(1,353)	(800)
Net realized and unrealized capital gain (loss) on investments	10,608	10,421	935	627	565
Net increase (decrease) in net assets from operations	$10,643	$10,243	$857	$442	$630

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT Floating Rate Strategies(a)	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield	Guggenheim VT Large Cap Value	Guggenheim VT Long Short Equity(c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$1
Expenses:
Mortality and expense risk charge	(281)	(20)	(267)	(59)	(51)
Net investment income (loss)	(281)	(20)	(267)	(59)	(50)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	282	-	6,195	7	1
Change in unrealized appreciation/depreciation on investments during the year	2,348	600	(764)	5,879	1,523
Net realized and unrealized capital gain (loss) on investments	2,630	600	5,431	5,886	1,524
Net increase (decrease) in net assets from operations	$2,349	$580	$5,164	$5,827	$1,474

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT Macro Opportunities(a)	Guggenheim VT Mid Cap Value	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT Total Return Bond(a)(c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(18)	(26)	(39)	(30)	(53)
Net investment income (loss)	(18)	(26)	(39)	(30)	(53)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	(148)	2	-	4	1
Change in unrealized appreciation/depreciation on investments during the year	-	2,947	16	1,971	829
Net realized and unrealized capital gain (loss) on investments	(148)	2,949	16	1,975	830
Net increase (decrease) in net assets from operations	$(166)	$2,923	$(23)	$1,945	$777

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT World Equity Income(c)	Ibbotson Balanced ETF Asset Allocation(a)	Ibbotson Conservative ETF Asset Allocation(a)	Ibbotson Growth ETF Asset Allocation(a)	Innealta Capital Country Rotation(a)
Investment income (loss):
Dividend distributions	$-	$3,002	$322	$947	$-
Expenses:
Mortality and expense risk charge	(2)	(1,035)	(125)	(392)	(10)
Net investment income (loss)	(2)	1,967	197	555	(10)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,163	299	103	-
Realized capital gain (loss) on investments	-	36	1	17	-
Change in unrealized appreciation/depreciation on investments during the year	105	8,740	(19)	5,158	(7)
Net realized and unrealized capital gain (loss) on investments	105	9,939	281	5,278	(7)
Net increase (decrease) in net assets from operations	$103	$11,906	$478	$5,833	$(17)

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Invesco V.I. American Value(c)	Invesco V.I. Comstock(c)	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities(e)	Invesco V.I. High Yield
Investment income (loss):
Dividend distributions	$-	$1,118	$2,586	$2,740	$1,870
Expenses:
Mortality and expense risk charge	(18)	(140)	(124)	(152)	(271)
Net investment income (loss)	(18)	978	2,462	2,588	1,599

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	-	175	(54)	(4)	2,680
Change in unrealized appreciation/depreciation on investments during the year	243	8,070	(875)	(3,064)	(1,893)
Net realized and unrealized capital gain (loss) on investments	243	8,245	(929)	(3,068)	787
Net increase (decrease) in net assets from operations	$225	$9,223	$1,533	$(480)	$2,386

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Invesco V.I. International Growth	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity
Investment income (loss):
Dividend distributions	$1,623	$-	$83	$128	$-
Expenses:
Mortality and expense risk charge	(418)	(173)	(36)	(37)	(117)
Net investment income (loss)	1,205	(173)	47	91	(117)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	772	-	734	-
Realized capital gain (loss) on investments	574	26	1	-	12
Change in unrealized appreciation/depreciation on investments during the year	19,347	12,780	1,311	701	9,971
Net realized and unrealized capital gain (loss) on investments	19,921	13,578	1,312	1,435	9,983
Net increase (decrease) in net assets from operations	$21,126	$13,405	$1,359	$1,526	$9,866

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income	Ivy Funds VIP International Growth	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth
Investment income (loss):
Dividend distributions	$-	$5,041	$145	$-	$-
Expenses:
Mortality and expense risk charge	(1)	(603)	(70)	(1,001)	(131)
Net investment income (loss)	(1)	4,438	75	(1,001)	(131)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	310	218	290
Realized capital gain (loss) on investments	(5)	(1,431)	706	(193)	821
Change in unrealized appreciation/depreciation on investments during the year	-	10,672	1,569	(414)	7,217
Net realized and unrealized capital gain (loss) on investments	(5)	9,241	2,585	(389)	8,328
Net increase (decrease) in net assets from operations	$(6)	$13,679	$2,660	$(1,390)	$8,197

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Value	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT New Discovery
Investment income (loss):
Dividend distributions	$-	$-	$1,646	$-	$-
Expenses:
Mortality and expense risk charge	(28)	(9)	(79)	(54)	(25)
Net investment income (loss)	(28)	(9)	1,567	(54)	(25)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	586	2,465	-
Realized capital gain (loss) on investments	2	1	(733)	326	1,840
Change in unrealized appreciation/depreciation on investments during the year	1,833	695	(775)	1,117	(105)
Net realized and unrealized capital gain (loss) on investments	1,835	696	(922)	3,908	1,735
Net increase (decrease) in net assets from operations	$1,807	$687	$645	$3,854	$1,710

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	MFS VIT Research Bond	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity(a)	Neuberger Berman AMT Guardian	Oppenheimer Global Strategic Income Fund/VA
Investment income (loss):
Dividend distributions	$787	$318	$187	$79	$378
Expenses:
Mortality and expense risk charge	(249)	(99)	(165)	(14)	(34)
Net investment income (loss)	538	219	22	65	344

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	317	283	-	500	-
Realized capital gain (loss) on investments	(1,036)	6	14	-	(1)
Change in unrealized appreciation/depreciation on investments during the year	(1,417)	4,181	6,612	419	(491)
Net realized and unrealized capital gain (loss) on investments	(2,136)	4,470	6,626	919	(492)
Net increase (decrease) in net assets from operations	$(1,598)	$4,689	$6,648	$984	$(148)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA(c)	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)
Investment income (loss):
Dividend distributions	$194	$-	$506	$5,322	$69
Expenses:
Mortality and expense risk charge	(279)	(22)	(173)	(499)	(17)
Net investment income (loss)	(85)	(22)	333	4,823	52

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	2,051	-
Realized capital gain (loss) on investments	18	-	(176)	(657)	(345)
Change in unrealized appreciation/depreciation on investments during the year	16,352	512	(6,690)	(6,113)	-
Net realized and unrealized capital gain (loss) on investments	16,370	512	(6,866)	(4,719)	(345)
Net increase (decrease) in net assets from operations	$16,285	$490	$(6,533)	$104	$(293)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term(a)	PIMCO VIT Total Return Adminstrative Class
Investment income (loss):
Dividend distributions	$2,421	$4,305	$3,280	$198	$4,179
Expenses:
Mortality and expense risk charge	(202)	(1,622)	(709)	(152)	(479)
Net investment income (loss)	2,219	2,683	2,571	46	3,700

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	1,566	-	1,450
Realized capital gain (loss) on investments	(629)	2	(1,651)	-	1,577
Change in unrealized appreciation/depreciation on investments during the year	(518)	(4,611)	(18,644)	224	(10,503)
Net realized and unrealized capital gain (loss) on investments	(1,147)	(4,609)	(18,729)	224	(7,476)
Net increase (decrease) in net assets from operations	$1,072	$(1,926)	$(16,158)	$270	$(3,776)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	PIMCO VIT Total Return Advisor Class	Pioneer High Yield VCT(a)	Power Income VIT(a)	Probabilities Fund(a)	Putnam VT Equity Income(a)
Investment income (loss):
Dividend distributions	$11,004	$352	$-	$-	$-
Expenses:
Mortality and expense risk charge	(2,307)	(33)	(17)	(461)	(18)
Net investment income (loss)	8,697	319	(17)	(461)	(18)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,331	-	-	-	-
Realized capital gain (loss) on investments	(838)	-	-	(8)	-
Change in unrealized appreciation/depreciation on investments during the year	(24,891)	300	43	5,979	270
Net realized and unrealized capital gain (loss) on investments	(20,398)	300	43	5,971	270
Net increase (decrease) in net assets from operations	$(11,701)	$619	$26	$5,510	$252

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Putnam VT High Yield(a)	Rydex VT Basic Materials	Rydex VT Biotechnology	Rydex VT Consumer Products	Rydex VT Energy
Investment income (loss):
Dividend distributions	$-	$888	$-	$3,050	$120
Expenses:
Mortality and expense risk charge	(2)	(205)	(448)	(521)	(94)
Net investment income (loss)	(2)	683	(448)	2,529	26

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	6,332	-	-	851
Realized capital gain (loss) on investments	(707)	8	153	84	24
Change in unrealized appreciation/depreciation on investments during the year	-	2,184	32,247	18,846	5,141
Net realized and unrealized capital gain (loss) on investments	(707)	8,524	32,400	18,930	6,016
Net increase (decrease) in net assets from operations	$(709)	$9,207	$31,952	$21,459	$6,042

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Government Long Bond 1.2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse NASDAQ-100 Strategy
Investment income (loss):
Dividend distributions	$-	$-	$124	$-	$-
Expenses:
Mortality and expense risk charge	(132)	(9)	(63)	(56)	(79)
Net investment income (loss)	(132)	(9)	61	(56)	(79)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,851	-	(2)	-	-
Realized capital gain (loss) on investments	3	564	(2,936)	4,488	(5,825)
Change in unrealized appreciation/depreciation on investments during the year	569	(295)	-	-	(784)
Net realized and unrealized capital gain (loss) on investments	3,423	269	(2,938)	4,488	(6,609)
Net increase (decrease) in net assets from operations	$3,291	$260	$(2,877)	$4,432	$(6,688)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(9)	(380)	(31)	(201)	(27)
Net investment income (loss)	(9)	(380)	(31)	(201)	(27)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	745
Realized capital gain (loss) on investments	(3,343)	(18,839)	1,138	4,866	1,806
Change in unrealized appreciation/depreciation on investments during the year	-	(5,582)	1,058	3,721	-
Net realized and unrealized capital gain (loss) on investments	(3,343)	(24,421)	2,196	8,587	2,551
Net increase (decrease) in net assets from operations	$(3,352)	$(24,801)	$2,165	$8,386	$2,524

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Precious Metals	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy
Investment income (loss):
Dividend distributions	$1,889	$-	$4	$-	$-
Expenses:
Mortality and expense risk charge	(401)	(11)	(102)	(30)	(82)
Net investment income (loss)	1,488	(11)	(98)	(30)	(82)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	2,675	-	-
Realized capital gain (loss) on investments	(6,402)	-	369	1,756	5,153
Change in unrealized appreciation/depreciation on investments during the year	(46,777)	65	3,097	-	(272)
Net realized and unrealized capital gain (loss) on investments	(53,179)	65	6,141	1,756	4,881
Net increase (decrease) in net assets from operations	$(51,691)	$54	$6,043	$1,726	$4,799

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P SmallCap 600 Pure Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(72)	(99)	(12)	(14)	(291)
Net investment income (loss)	(72)	(99)	(12)	(14)	(291)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	276	4,194
Realized capital gain (loss) on investments	2,991	5	1	1	7,435
Change in unrealized appreciation/depreciation on investments during the year	1,206	5,843	776	571	3,177
Net realized and unrealized capital gain (loss) on investments	4,197	5,848	777	848	14,806
Net increase (decrease) in net assets from operations	$4,125	$5,749	$765	$834	$14,515

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT U.S. Government Money Market(d)	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Investment income (loss):
Dividend distributions	$85	$-	$-	$5,041	$-
Expenses:
Mortality and expense risk charge	(110)	(6,929)	(219)	(1,599)	(2)
Net investment income (loss)	(25)	(6,929)	(219)	3,442	(2)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	10	-	-	176
Realized capital gain (loss) on investments	2,344	-	2,732	736	-
Change in unrealized appreciation/depreciation on investments during the year	4,968	-	7,421	80,792	142
Net realized and unrealized capital gain (loss) on investments	7,312	10	10,153	81,528	318
Net increase (decrease) in net assets from operations	$7,287	$(6,919)	$9,934	$84,970	$316

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets Securities	Templeton Foreign Securities	Templeton Global Bond Securities	Van Eck VIP Global Hard Assets
Investment income (loss):
Dividend distributions	$4,306	$1,064	$343	$708	$-
Expenses:
Mortality and expense risk charge	(1,505)	(434)	(213)	(88)	(42)
Net investment income (loss)	2,801	630	130	620	(42)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	183	-
Realized capital gain (loss) on investments	(282)	238	561	(4)	2
Change in unrealized appreciation/depreciation on investments during the year	(3,894)	8,091	12,734	(422)	1,782
Net realized and unrealized capital gain (loss) on investments	(4,176)	8,329	13,295	(243)	1,784
Net increase (decrease) in net assets from operations	$(1,375)	$8,959	$13,425	$377	$1,742
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Virtus International Series(a)	Virtus Premium AlphaSector Series(a)	Virtus Real Estate Securities Series(a)	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$711	$21	$156	$25	$-
Expenses:
Mortality and expense risk charge	(163)	(10)	(39)	(125)	(3)
Net investment income (loss)	548	11	117	(100)	(3)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	32	2,674	1,564	-
Realized capital gain (loss) on investments	6	1	(1)	29	588
Change in unrealized appreciation/depreciation on investments during the year	3,875	721	(2,845)	6,885	218
Net realized and unrealized capital gain (loss) on investments	3,881	754	(172)	8,478	806
Net increase (decrease) in net assets from operations	$4,429	$765	$(55)	$8,378	$803

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Wells Fargo Advantage Small Cap Value VT	Western Asset Variable Global High Yield Bond(a)
Investment income (loss):
Dividend distributions	$123	$-
Expenses:
Mortality and expense risk charge	(47)	(42)
Net investment income (loss)	76	(42)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-
Realized capital gain (loss) on investments	35	928
Change in unrealized appreciation/depreciation on investments during the year	2,225	-
Net realized and unrealized capital gain (loss) on investments	2,260	928
Net increase (decrease) in net assets from operations	$2,336	$886

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2013 and 2012

	Alger Capital Appreciation	Alliance- Bernstein VPS Small/Mid Cap Value(a)	ALPS/Alerian Energy Infrastructure(a)	American Century VP Income & Growth		American Century VP Inflation Protection(a)
	2013	2013	2013	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(96)	$37	$(10)	$1,465	$510	$(12)
Capital gains distributions	15,571	854	-	-	-	-
Realized capital gain (loss) on sales of fund shares	12	(91)	-	3,630	5	-
Change in unrealized appreciation/depreciation on investments during the year	3,384	247	194	22,877	2,575	(90)
Net increase (decrease) in net assets from operations	18,871	1,047	184	27,972	3,090	(102)

From contract owner transactions:
Variable annuity deposits	118,912	-	7,499	-	-	5,021
Contract owner maintenance charges	-	(6)	-	-	-	-
Terminations and withdrawals	-	(793)	-	-	-	-
Transfers between subaccounts, net	11,435	12,169	-	9,399	65,491	-
Net increase (decrease) in net assets from contract owner transactions	130,347	11,370	7,499	9,399	65,491	5,021
Net increase (decrease) in net assets	149,218	12,417	7,683	37,371	68,581	4,919
Net assets at beginning of year	-	-	-	68,581	-	-
Net assets at end of year	$149,218	$12,417	$7,683	$105,952	$68,581	$4,919

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	American Century VP Mid Cap Value		BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.		BlackRock High Yield V.I.(a)
	2013	2012	2013	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$288	$16	$300	$1,125	$859	$1,874
Capital gains distributions	203	-	1,290	5,822	211	-
Realized capital gain (loss) on sales of fund shares	18	-	-	974	2	(739)
Change in unrealized appreciation/depreciation on investments during the year	9,275	122	776	3,814	999	3,284
Net increase (decrease) in net assets from operations	9,784	138	2,366	11,735	2,071	4,419

From contract owner transactions:
Variable annuity deposits	5,223	-	90,959	72,475	63,596	44,426
Contract owner maintenance charges	(5)	-	-	(82)	(10)	-
Terminations and withdrawals	(38)	-	-	(12,023)	-	-
Transfers between subaccounts, net	63,930	3,748	-	18,265	-	60,040
Net increase (decrease) in net assets from contract owner transactions	69,110	3,748	90,959	78,635	63,586	104,466
Net increase (decrease) in net assets	78,894	3,886	93,325	90,370	65,657	108,885
Net assets at beginning of year	3,886	-	-	65,657	-	-
Net assets at end of year	$82,780	$3,886	$93,325	$156,027	$65,657	$108,885

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Dimensional VA Global Bond Portfolio(a)	Dimensional VA International Small Portfolio(a)	Dimensional VA International Value Portfolio(a)	Dimensional VA Short-Term Fixed Portfolio(a)	Dimensional VA U.S. Large Value Portfolio(a)	Dimensional VA U.S. Targeted Value Portfolio(a)
	2013	2013	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$159	$2,360	$775	$(66)	$1,134	$5
Capital gains distributions	2,406	3,783	-	22	8,885	-
Realized capital gain (loss) on sales of fund shares	2	35	11	-	25	8
Change in unrealized appreciation/depreciation on investments during the year	(2,352)	10,280	4,381	(74)	5,662	2,231
Net increase (decrease) in net assets from operations	215	16,458	5,167	(118)	15,706	2,244

From contract owner transactions:
Variable annuity deposits	-	245	23,563	25,376	36,309	-
Contract owner maintenance charges	(8)	-	(13)	-	-	(7)
Terminations and withdrawals	(61)	(78)	-	-	(38)	-
Transfers between subaccounts, net	169,299	114,746	13,763	-	63,772	6,873
Net increase (decrease) in net assets from contract owner transactions	169,230	114,913	37,313	25,376	100,043	6,866
Net increase (decrease) in net assets	169,445	131,371	42,480	25,258	115,749	9,110
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$169,445	$131,371	$42,480	$25,258	$115,749	$9,110

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Direxion Dynamic VP HY Bond(e)	Dreyfus IP Small Cap Stock Index(a)	DWS Global Growth VIP(c)	DWS Global Small Cap Growth VIP	DWS Government & Agency Securities VIP
	2012	2013	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$774	$(196)	$(4)	$(3)	$1,148	$1,755
Capital gains distributions	-	-	-	511	2,159	1,172
Realized capital gain (loss) on sales of fund shares	(28,303)	155	-	2	(105)	(37)
Change in unrealized appreciation/depreciation on investments during the year	31,914	10,809	284	1,365	(5,226)	(2,037)
Net increase (decrease) in net assets from operations	4,385	10,768	280	1,875	(2,024)	853

From contract owner transactions:
Variable annuity deposits	-	9,961	-	-	-	55,357
Contract owner maintenance charges	-	(32)	-	(7)	-	-
Terminations and withdrawals	(292,303)	(37)	-	-	(955)	(730)
Transfers between subaccounts, net	70	79,219	7,852	6,849	-	-
Net increase (decrease) in net assets from contract owner transactions	(292,233)	89,111	7,852	6,842	(955)	54,627
Net increase (decrease) in net assets	(287,848)	99,879	8,132	8,717	(2,979)	55,480
Net assets at beginning of year	287,848	-	-	-	55,480	-
Net assets at end of year	$-	$99,879	$8,132	$8,717	$52,501	$55,480

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	DWS High Income VIP(a)	Federated High Income Bond II(e)		Fidelity VIP Contrafund		Fidelity VIP Disciplined Small Cap
	2013	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(26)	$(302)	$249	$320	$302	$3
Capital gains distributions	-	-	-	23	-	644
Realized capital gain (loss) on sales of fund shares	354	33	264	56	7	1
Change in unrealized appreciation/depreciation on investments during the year	-	5,603	(46)	18,330	2,997	745
Net increase (decrease) in net assets from operations	328	5,334	467	18,729	3,306	1,393

From contract owner transactions:
Variable annuity deposits	-	21	-	-	-	-
Contract owner maintenance charges	-	(7)	-	(33)	-	-
Terminations and withdrawals	-	(1,267)	(3,926)	-	-	-
Transfers between subaccounts, net	(328)	159,225	1	31,964	32,147	9,582
Net increase (decrease) in net assets from contract owner transactions	(328)	157,972	(3,925)	31,931	32,147	9,582
Net increase (decrease) in net assets	-	163,306	(3,458)	50,660	35,453	10,975
Net assets at beginning of year	-	-	3,458	35,453	-	-
Net assets at end of year	$-	$163,306	$-	$86,113	$35,453	$10,975

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Emerging Markets(a)	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities(e)	Fidelity VIP Index 500
	2013	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$71	$332	$(51)	$5,133	$2,354
Capital gains distributions	20	-	-	2,801	199
Realized capital gain (loss) on sales of fund shares	(2)	3	650	2,558	1
Change in unrealized appreciation/depreciation on investments during the year	(42)	3,497	-	70,860	(1,817)
Net increase (decrease) in net assets from operations	47	3,832	599	81,352	737

From contract owner transactions:
Variable annuity deposits	13,563	-	-	6	-
Contract owner maintenance charges	(8)	-	(17)	(243)	(19)
Terminations and withdrawals	-	-	-	(29,530)	(488)
Transfers between subaccounts, net	9,174	20,911	(582)	276,171	133,959
Net increase (decrease) in net assets from contract owner transactions	22,729	20,911	(599)	246,404	133,452
Net increase (decrease) in net assets	22,776	24,743	-	327,756	134,189
Net assets at beginning of year	-	-	-	134,189	-
Net assets at end of year	$22,776	$24,743	$-	$461,945	$134,189

(a) New subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap		Fidelity VIP Overseas
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,600	$2,591	$(71)	$215	$(13)
Capital gains distributions	2,539	2,590	31,022	5,812	-
Realized capital gain (loss) on sales of fund shares	(1,153)	(58)	198	4	(116)
Change in unrealized appreciation/depreciation on investments during the year	(9,639)	(4,358)	19,676	(3,942)	-
Net increase (decrease) in net assets from operations	(4,653)	765	50,825	2,089	(129)

From contract owner transactions:
Variable annuity deposits	-	15	59,542	-	-
Contract owner maintenance charges	(92)	(9)	(105)	(10)	(2)
Terminations and withdrawals	(2,230)	(3,083)	(1,647)	(247)	-
Transfers between subaccounts, net	79,316	127,341	93,986	71,238	131
Net increase (decrease) in net assets from contract owner transactions	76,994	124,264	151,776	70,981	129
Net increase (decrease) in net assets	72,341	125,029	202,601	73,070	-
Net assets at beginning of year	127,575	2,546	73,070	-	-
Net assets at end of year	$199,916	$127,575	$275,671	$73,070	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Real Estate		Fidelity VIP Strategic Income		Franklin Growth & Income Securities	Franklin Income Securities
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,338	$523	$1,156	$1,282	$(57)	$449
Capital gains distributions	4,713	987	346	374	-	-
Realized capital gain (loss) on sales of fund shares	68	55	(174)	3	-	-
Change in unrealized appreciation/depreciation on investments during the year	(7,739)	1,132	(1,805)	621	1,694	1,440
Net increase (decrease) in net assets from operations	(1,620)	2,697	(477)	2,280	1,637	1,889

From contract owner transactions:
Variable annuity deposits	9,063	-	-	-	68,458	76,709
Contract owner maintenance charges	(43)	(5)	-	-	-	(9)
Terminations and withdrawals	(1,154)	(1,729)	-	-	-	-
Transfers between subaccounts, net	41,000	53,193	(7,281)	39,645	-	-
Net increase (decrease) in net assets from contract owner transactions	48,866	51,459	(7,281)	39,645	68,458	76,700
Net increase (decrease) in net assets	47,246	54,156	(7,758)	41,925	70,095	78,589
Net assets at beginning of year	54,156	-	41,925	-	-	-
Net assets at end of year	$101,402	$54,156	$34,167	$41,925	$70,095	$78,589

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Franklin Mutual Global Discovery Securities		Franklin Rising Dividends Securities		Franklin Small Cap Value Securities
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,089	$(146)	$35	$148	$(178)
Capital gains distributions	31,069	-	-	-	95
Realized capital gain (loss) on sales of fund shares	387	10	22	1	65
Change in unrealized appreciation/depreciation on investments during the year	33,777	2,845	10,586	769	10,261
Net increase (decrease) in net assets from operations	71,322	2,709	10,643	918	10,243

From contract owner transactions:
Variable annuity deposits	75	-	39	-	57,299
Contract owner maintenance charges	(204)	(21)	-	-	(48)
Terminations and withdrawals	(3,882)	(586)	(37)	-	-
Transfers between subaccounts, net	239,358	152,233	63,772	10,716	47,818
Net increase (decrease) in net assets from contract owner transactions	235,347	151,626	63,774	10,716	105,069
Net increase (decrease) in net assets	306,669	154,335	74,417	11,634	115,312
Net assets at beginning of year	154,335	-	11,634	-	-
Net assets at end of year	$461,004	$154,335	$86,051	$11,634	$115,312

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Franklin Strategic Income Securities		Goldman Sachs VIT High Quality Floating Rate(c)	Goldman Sachs VIT Mid Cap Value	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont
	2013	2012	2013	2013	2012	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(78)	$(21)	$(185)	$65	$(501)	$161
Capital gains distributions	-	-	1,980	1,166	6,731	-
Realized capital gain (loss) on sales of fund shares	1	806	-	199	5,607	1,613
Change in unrealized appreciation/depreciation on investments during the year	934	-	(1,353)	(800)	1,699	(519)
Net increase (decrease) in net assets from operations	857	785	442	630	13,536	1,255

From contract owner transactions:
Variable annuity deposits	-	-	44,489	15,000	677	75
Contract owner maintenance charges	-	-	(87)	-	-	-
Terminations and withdrawals	(16)	-	(282)	-	(120,615)	(13,697)
Transfers between subaccounts, net	35,232	(785)	305,997	(199)	42	(20)
Net increase (decrease) in net assets from contract owner transactions	35,216	(785)	350,117	14,801	(119,896)	(13,642)
Net increase (decrease) in net assets	36,073	-	350,559	15,431	(106,360)	(12,387)
Net assets at beginning of year	-	-	-	-	106,360	12,387
Net assets at end of year	$36,073	$-	$350,559	$15,431	$-	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Floating Rate Strategies(a)	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield		Guggenheim VT Large Cap Value
	2012	2013	2013	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$461	$(281)	$(20)	$(267)	$(36)	$(59)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	3,711	282	-	6,195	-	7
Change in unrealized appreciation/depreciation on investments during the year	2,762	2,348	600	(764)	1,694	5,879
Net increase (decrease) in net assets from operations	6,934	2,349	580	5,164	1,658	5,827

From contract owner transactions:
Variable annuity deposits	376	87,530	-	6,187	-	17,470
Contract owner maintenance charges	-	(87)	-	(17)	-	-
Terminations and withdrawals	(67,253)	(194)	-	-	-	-
Transfers between subaccounts, net	(371)	83,432	11,979	(79,756)	85,132	21,708
Net increase (decrease) in net assets from contract owner transactions	(67,248)	170,681	11,979	(73,586)	85,132	39,178
Net increase (decrease) in net assets	(60,314)	173,030	12,559	(68,422)	86,790	45,005
Net assets at beginning of year	60,314	-	-	86,790	-	-
Net assets at end of year	$-	$173,030	$12,559	$18,368	$86,790	$45,005

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT Long Short Equity(c)	Guggenheim VT Macro Opportunities(a)	Guggenheim VT Mid Cap Value	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT Total Return Bond(a)(c)
	2013	2013	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(50)	$(18)	$(26)	$(39)	$(30)	$(53)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1	(148)	2	-	4	1
Change in unrealized appreciation/depreciation on investments during the year	1,523	-	2,947	16	1,971	829
Net increase (decrease) in net assets from operations	1,474	(166)	2,923	(23)	1,945	777

From contract owner transactions:
Variable annuity deposits	29,785	10,000	-	22,244	13,021	29,620
Contract owner maintenance charges	-	-	-	-	(13)	-
Terminations and withdrawals	-	-	-	-	-	-
Transfers between subaccounts, net	-	(9,834)	10,770	-	-	-
Net increase (decrease) in net assets from contract owner transactions	29,785	166	10,770	22,244	13,008	29,620
Net increase (decrease) in net assets	31,259	-	13,693	22,221	14,953	30,397
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$31,259	$-	$13,693	$22,221	$14,953	$30,397

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT World Equity Income(c)	Ibbotson Balanced ETF Asset Allocation(a)	Ibbotson Conservative ETF Asset Allocation(a)	Ibbotson Growth ETF Asset Allocation(a)	Innealta Capital Country Rotation(a)	Invesco V.I. American Value(c)
	2013	2013	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2)	$1,967	$197	$555	$(10)	$(18)
Capital gains distributions	-	1,163	299	103	-	-
Realized capital gain (loss) on sales of fund shares	-	36	1	17	-	-
Change in unrealized appreciation/depreciation on investments during the year	105	8,740	(19)	5,158	(7)	243
Net increase (decrease) in net assets from operations	103	11,906	478	5,833	(17)	225

From contract owner transactions:
Variable annuity deposits	-	212,621	24,449	79,025	7,499	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(6,600)	-	-	-	-	-
Transfers between subaccounts, net	37,967	-	-	-	-	11,435
Net increase (decrease) in net assets from contract owner transactions	31,367	212,621	24,449	79,025	7,499	11,435
Net increase (decrease) in net assets	31,470	224,527	24,927	84,858	7,482	11,660
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$31,470	$224,527	$24,927	$84,858	$7,482	$11,660

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. Comstock(c)	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities(e)	Invesco V.I. High Yield
	2013	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$978	$2,462	$2,588	$1,599	$3,017
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	175	(54)	(4)	2,680	(1,119)
Change in unrealized appreciation/depreciation on investments during the year	8,070	(875)	(3,064)	(1,893)	1,310
Net increase (decrease) in net assets from operations	9,223	1,533	(480)	2,386	3,208

From contract owner transactions:
Variable annuity deposits	59	40	-	-	1,590
Contract owner maintenance charges	(6)	-	-	(38)	(11)
Terminations and withdrawals	(835)	(1,917)	(34)	(4,393)	(2,653)
Transfers between subaccounts, net	76,023	70,235	85,503	(23,384)	61,986
Net increase (decrease) in net assets from contract owner transactions	75,241	68,358	85,469	(27,815)	60,912
Net increase (decrease) in net assets	84,464	69,891	84,989	(25,429)	64,120
Net assets at beginning of year	-	-	-	64,120	-
Net assets at end of year	$84,464	$69,891	$84,989	$38,691	$64,120

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. International Growth		Invesco V.I. Small Cap Equity		Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,205	$194	$(173)	$(17)	$47	$91
Capital gains distributions	-	-	772	-	-	734
Realized capital gain (loss) on sales of fund shares	574	4	26	2	1	-
Change in unrealized appreciation/depreciation on investments during the year	19,347	2,724	12,780	980	1,311	701
Net increase (decrease) in net assets from operations	21,126	2,922	13,405	965	1,359	1,526

From contract owner transactions:
Variable annuity deposits	10,587	-	39	-	9,701	8,247
Contract owner maintenance charges	(4)	-	-	-	(6)	(7)
Terminations and withdrawals	(55)	-	(37)	-	-	-
Transfers between subaccounts, net	115,310	32,548	60,788	10,849	-	-
Net increase (decrease) in net assets from contract owner transactions	125,838	32,548	60,790	10,849	9,695	8,240
Net increase (decrease) in net assets	146,964	35,470	74,195	11,814	11,054	9,766
Net assets at beginning of year	35,470	-	11,814	-	-	-
Net assets at end of year	$182,434	$35,470	$86,009	$11,814	$11,054	$9,766

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP Core Equity	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income	Ivy Funds VIP International Growth		Ivy Funds VIP Limited-Term Bond
	2013	2013	2013	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(117)	$(1)	$4,438	$75	$(6)	$(1,001)
Capital gains distributions	-	-	-	310	-	218
Realized capital gain (loss) on sales of fund shares	12	(5)	(1,431)	706	-	(193)
Change in unrealized appreciation/depreciation on investments during the year	9,971	-	10,672	1,569	340	(414)
Net increase (decrease) in net assets from operations	9,866	(6)	13,679	2,660	334	(1,390)

From contract owner transactions:
Variable annuity deposits	34	-	6,199	-	-	6,618
Contract owner maintenance charges	-	-	(16)	-	-	(278)
Terminations and withdrawals	(38)	-	(11,037)	-	-	(5,767)
Transfers between subaccounts, net	63,772	6	245,131	2,720	7,497	283,750
Net increase (decrease) in net assets from contract owner transactions	63,768	6	240,277	2,720	7,497	284,323
Net increase (decrease) in net assets	73,634	-	253,956	5,380	7,831	282,933
Net assets at beginning of year	-	-	-	7,831	-	-
Net assets at end of year	$73,634	$-	$253,956	$13,211	$7,831	$282,933

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP Mid Cap Growth		Ivy Funds VIP Science and Technology	Ivy Funds VIP Value	Lord Abbett Series Bond- Debenture VC	Lord Abbett Series Developing Growth VC
	2013	2012	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(131)	$(3)	$(28)	$(9)	$1,567	$(54)
Capital gains distributions	290	-	-	-	586	2,465
Realized capital gain (loss) on sales of fund shares	821	-	2	1	(733)	326
Change in unrealized appreciation/depreciation on investments during the year	7,217	172	1,833	695	(775)	1,117
Net increase (decrease) in net assets from operations	8,197	169	1,807	687	645	3,854

From contract owner transactions:
Variable annuity deposits	82	-	6,618	6,618	8,250	9,927
Contract owner maintenance charges	-	-	(6)	(6)	(8)	(16)
Terminations and withdrawals	(38)	-	-	-	-	(878)
Transfers between subaccounts, net	51,883	3,748	11,435	-	24,784	19,995
Net increase (decrease) in net assets from contract owner transactions	51,927	3,748	18,047	6,612	33,026	29,028
Net increase (decrease) in net assets	60,124	3,917	19,854	7,299	33,671	32,882
Net assets at beginning of year	3,917	-	-	-	-	-
Net assets at end of year	$64,041	$3,917	$19,854	$7,299	$33,671	$32,882

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	MFS VIT New Discovery		MFS VIT Research Bond		MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity(a)
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(25)	$(3)	$538	$(20)	$219	$22
Capital gains distributions	-	-	317	-	283	-
Realized capital gain (loss) on sales of fund shares	1,840	-	(1,036)	-	6	14
Change in unrealized appreciation/depreciation on investments during the year	(105)	105	(1,417)	82	4,181	6,612
Net increase (decrease) in net assets from operations	1,710	102	(1,598)	62	4,689	6,648

From contract owner transactions:
Variable annuity deposits	-	-	-	-	30	75
Contract owner maintenance charges	-	-	(47)	(4)	-	-
Terminations and withdrawals	-	-	(22,048)	-	(29)	(56)
Transfers between subaccounts, net	(5,561)	3,749	71,800	23,425	54,863	90,061
Net increase (decrease) in net assets from contract owner transactions	(5,561)	3,749	49,705	23,421	54,864	90,080
Net increase (decrease) in net assets	(3,851)	3,851	48,107	23,483	59,553	96,728
Net assets at beginning of year	3,851	-	23,483	-	-	-
Net assets at end of year	$-	$3,851	$71,590	$23,483	$59,553	$96,728

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Neuberger Berman AMT Guardian	Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA(c)	PIMCO VIT Commodity- RealReturn Strategy
	2013	2013	2012	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$65	$344	$(29)	$(85)	$(22)	$333
Capital gains distributions	500	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	(1)	149	18	-	(176)
Change in unrealized appreciation/depreciation on investments during the year	419	(491)	-	16,352	512	(6,690)
Net increase (decrease) in net assets from operations	984	(148)	120	16,285	490	(6,533)

From contract owner transactions:
Variable annuity deposits	9,926	8,250	-	5,306	15,000	37,443
Contract owner maintenance charges	(8)	(9)	-	(5)	-	(24)
Terminations and withdrawals	-	-	-	(55)	-	(1,969)
Transfers between subaccounts, net	-	-	(120)	144,630	-	25,907
Net increase (decrease) in net assets from contract owner transactions	9,918	8,241	(120)	149,876	15,000	61,357
Net increase (decrease) in net assets	10,902	8,093	-	166,161	15,490	54,824
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$10,902	$8,093	$-	$166,161	$15,490	$54,824

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT High Yield
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,823	$58	$52	$2,219	$617
Capital gains distributions	2,051	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(657)	-	(345)	(629)	13
Change in unrealized appreciation/depreciation on investments during the year	(6,113)	94	-	(518)	518
Net increase (decrease) in net assets from operations	104	152	(293)	1,072	1,148

From contract owner transactions:
Variable annuity deposits	28,219	-	-	-	1,590
Contract owner maintenance charges	(15)	-	(3)	(8)	(4)
Terminations and withdrawals	(4,759)	-	(12,818)	(3,462)	(1,779)
Transfers between subaccounts, net	207,233	7,497	13,114	(107,879)	109,322
Net increase (decrease) in net assets from contract owner transactions	230,678	7,497	293	(111,349)	109,129
Net increase (decrease) in net assets	230,782	7,649	-	(110,277)	110,277
Net assets at beginning of year	7,649	-	-	110,277	-
Net assets at end of year	$238,431	$7,649	$-	$-	$110,277

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Low Duration Advisor Class		PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term(a)
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,683	$804	$2,571	$57	$46
Capital gains distributions	-	-	1,566	4,973	-
Realized capital gain (loss) on sales of fund shares	2	14	(1,651)	7	-
Change in unrealized appreciation/depreciation on investments during the year	(4,611)	1,925	(18,644)	(4,573)	224
Net increase (decrease) in net assets from operations	(1,926)	2,743	(16,158)	464	270

From contract owner transactions:
Variable annuity deposits	7,530	55,357	39,812	-	-
Contract owner maintenance charges	(191)	-	(91)	(12)	-
Terminations and withdrawals	(6,466)	(737)	(2,695)	(487)	(35)
Transfers between subaccounts, net	305,235	54,247	74,951	97,570	85,504
Net increase (decrease) in net assets from contract owner transactions	306,108	108,867	111,977	97,071	85,469
Net increase (decrease) in net assets	304,182	111,610	95,819	97,535	85,739
Net assets at beginning of year	111,610	-	97,535	-	-
Net assets at end of year	$415,792	$111,610	$193,354	$97,535	$85,739

(a) New subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Total Return Adminstrative Class		PIMCO VIT Total Return Advisor Class		Pioneer High Yield VCT(a)	Power Income VIT(a)
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,700	$5,024	$8,697	$1,684	$319	$(17)
Capital gains distributions	1,450	4,044	5,331	6,364	-	-
Realized capital gain (loss) on sales of fund shares	1,577	791	(838)	(2)	-	-
Change in unrealized appreciation/depreciation on investments during the year	(10,503)	9,297	(24,891)	(4,338)	300	43
Net increase (decrease) in net assets from operations	(3,776)	19,156	(11,701)	3,708	619	26

From contract owner transactions:
Variable annuity deposits	-	-	1	30	-	7,530
Contract owner maintenance charges	-	-	(301)	(38)	-	-
Terminations and withdrawals	(2,537)	(19,611)	(8,406)	(2,366)	-	-
Transfers between subaccounts, net	(41,177)	(12,816)	291,375	337,051	62,248	-
Net increase (decrease) in net assets from contract owner transactions	(43,714)	(32,427)	282,669	334,677	62,248	7,530
Net increase (decrease) in net assets	(47,490)	(13,271)	270,968	338,385	62,867	7,556
Net assets at beginning of year	213,330	226,601	338,495	110	-	-
Net assets at end of year	$165,840	$213,330	$609,463	$338,495	$62,867	$7,556

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Probabilities Fund(a)	Putnam VT Equity Income(a)	Putnam VT High Yield(a)	Rydex VT Banking	Rydex VT Basic Materials
	2013	2013	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(461)	$(18)	$(2)	$(12)	$683	$(2)
Capital gains distributions	-	-	-	6	6,332	231
Realized capital gain (loss) on sales of fund shares	(8)	-	(707)	893	8	(197)
Change in unrealized appreciation/depreciation on investments during the year	5,979	270	-	-	2,184	-
Net increase (decrease) in net assets from operations	5,510	252	(709)	887	9,207	32

From contract owner transactions:
Variable annuity deposits	55,020	-	-	-	-	30
Contract owner maintenance charges	(197)	-	-	-	(102)	-
Terminations and withdrawals	-	-	-	(5,754)	(196)	(2,604)
Transfers between subaccounts, net	163,109	11,435	709	4,867	113,665	2,542
Net increase (decrease) in net assets from contract owner transactions	217,932	11,435	709	(887)	113,367	(32)
Net increase (decrease) in net assets	223,442	11,687	-	-	122,574	-
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$223,442	$11,687	$-	$-	$122,574	$-

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Biotechnology		Rydex VT Consumer Products		Rydex VT Energy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(448)	$(25)	$2,529	$17	$26	$(28)
Capital gains distributions	-	-	-	-	851	378
Realized capital gain (loss) on sales of fund shares	153	1,541	84	427	24	(490)
Change in unrealized appreciation/depreciation on investments during the year	32,247	-	18,846	-	5,141	144
Net increase (decrease) in net assets from operations	31,952	1,516	21,459	444	6,042	4

From contract owner transactions:
Variable annuity deposits	-	30	-	-	-	-
Contract owner maintenance charges	(154)	-	(224)	-	(79)	-
Terminations and withdrawals	(514)	(6,405)	(674)	(2,736)	(205)	(2,732)
Transfers between subaccounts, net	150,561	4,859	207,342	2,292	53,671	447
Net increase (decrease) in net assets from contract owner transactions	149,893	(1,516)	206,444	(444)	53,387	(2,285)
Net increase (decrease) in net assets	181,845	-	227,903	-	59,429	(2,281)
Net assets at beginning of year	-	-	-	-	-	2,281
Net assets at end of year	$181,845	$-	$227,903	$-	$59,429	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy		Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
	2013	2013	2012	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(132)	$(9)	$23	$5	$61	$44
Capital gains distributions	2,851	-	-	-	(2)	(20)
Realized capital gain (loss) on sales of fund shares	3	564	10	104	(2,936)	(452)
Change in unrealized appreciation/depreciation on investments during the year	569	(295)	295	-	-	-
Net increase (decrease) in net assets from operations	3,291	260	328	109	(2,877)	(428)

From contract owner transactions:
Variable annuity deposits	-	-	318	-	-	-
Contract owner maintenance charges	(31)	(2)	(1)	-	(3)	-
Terminations and withdrawals	-	(906)	(230)	(4,559)	(5,531)	(1,800)
Transfers between subaccounts, net	69,985	(5,251)	5,484	4,450	8,411	2,228
Net increase (decrease) in net assets from contract owner transactions	69,954	(6,159)	5,571	(109)	2,877	428
Net increase (decrease) in net assets	73,245	(5,899)	5,899	-	-	-
Net assets at beginning of year	-	5,899	-	-	-	-
Net assets at end of year	$73,245	$-	$5,899	$-	$-	$-
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse NASDAQ-100 Strategy
	2012	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(23)	$-	$(56)	$(42)	$(79)	$(33)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	742	-	4,488	(2,322)	(5,825)	(60)
Change in unrealized appreciation/depreciation on investments during the year	-	-	-	-	(784)	(346)
Net increase (decrease) in net assets from operations	719	-	4,432	(2,364)	(6,688)	(439)

From contract owner transactions:
Variable annuity deposits	-	15	-	-	-	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(5,582)	-	(900)	(3,949)	(142)	(3)
Transfers between subaccounts, net	4,863	(15)	(3,555)	6,313	1,116	19,795
Net increase (decrease) in net assets from contract owner transactions	(719)	-	(4,455)	2,364	974	19,792
Net increase (decrease) in net assets	-	-	(23)	-	(5,714)	19,353
Net assets at beginning of year	-	-	-	-	20,072	719
Net assets at end of year	$-	$-	$(23)	$-	$14,358	$20,072

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy		Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy
	2013	2013	2012	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(9)	$(380)	$(60)	$(22)	$(31)	$(23)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,343)	(18,839)	(1,765)	856	1,138	153
Change in unrealized appreciation/depreciation on investments during the year	-	(5,582)	(493)	-	1,058	475
Net increase (decrease) in net assets from operations	(3,352)	(24,801)	(2,318)	834	2,165	605

From contract owner transactions:
Variable annuity deposits	-	-	-	-	3,094	569
Contract owner maintenance charges	-	(52)	(6)	-	(7)	(1)
Terminations and withdrawals	-	(1,643)	(896)	(5,436)	(1,014)	(369)
Transfers between subaccounts, net	3,352	66,632	48,123	4,602	(4,038)	(1,437)
Net increase (decrease) in net assets from contract owner transactions	3,352	64,937	47,221	(834)	(1,965)	(1,238)
Net increase (decrease) in net assets	-	40,136	44,903	-	200	(633)
Net assets at beginning of year	-	44,903	-	-	4,001	4,634
Net assets at end of year	$-	$85,039	$44,903	$-	$4,201	$4,001

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(201)	$-	$(27)	$(39)	$1,488	$(77)
Capital gains distributions	-	-	745	-	-	3,936
Realized capital gain (loss) on sales of fund shares	4,866	1	1,806	1,536	(6,402)	(471)
Change in unrealized appreciation/depreciation on investments during the year	3,721	-	-	(27)	(46,777)	(6,528)
Net increase (decrease) in net assets from operations	8,386	1	2,524	1,470	(51,691)	(3,140)

From contract owner transactions:
Variable annuity deposits	-	30	-	45	-	30
Contract owner maintenance charges	(46)	-	(5)	-	(52)	(3)
Terminations and withdrawals	(9,482)	(31)	(73)	(11,480)	(534)	(3,443)
Transfers between subaccounts, net	82,492	-	(2,446)	5,114	153,241	24,724
Net increase (decrease) in net assets from contract owner transactions	72,964	(1)	(2,524)	(6,321)	152,655	21,308
Net increase (decrease) in net assets	81,350	-	-	(4,851)	100,964	18,168
Net assets at beginning of year	-	-	-	4,851	40,014	21,846
Net assets at end of year	$81,350	$-	$-	$-	$140,978	$40,014

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Real Estate		Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(11)	$-	$(98)	$-	$(30)	$(22)
Capital gains distributions	-	-	2,675	-	-	-
Realized capital gain (loss) on sales of fund shares	-	2	369	(31)	1,756	880
Change in unrealized appreciation/depreciation on investments during the year	65	-	3,097	53	-	81
Net increase (decrease) in net assets from operations	54	2	6,043	22	1,726	939

From contract owner transactions:
Variable annuity deposits	7,500	30	-	-	-	15
Contract owner maintenance charges	-	-	(23)	-	(7)	-
Terminations and withdrawals	-	-	-	-	-	(5,694)
Transfers between subaccounts, net	-	(32)	20,550	(2,380)	(1,719)	(1)
Net increase (decrease) in net assets from contract owner transactions	7,500	(2)	20,527	(2,380)	(1,726)	(5,680)
Net increase (decrease) in net assets	7,554	-	26,570	(2,358)	-	(4,741)
Net assets at beginning of year	-	-	-	2,358	-	4,741
Net assets at end of year	$7,554	$-	$26,570	$-	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Russell 2000 2x Strategy		Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(82)	$(10)	$(72)	$(11)	$(99)	$(50)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	5,153	(304)	2,991	(233)	5	1,808
Change in unrealized appreciation/depreciation on investments during the year	(272)	272	1,206	74	5,843	(201)
Net increase (decrease) in net assets from operations	4,799	(42)	4,125	(170)	5,749	1,557

From contract owner transactions:
Variable annuity deposits	-	382	-	382	32,626	15
Contract owner maintenance charges	(2)	-	(15)	-	-	-
Terminations and withdrawals	(977)	(226)	(549)	(228)	-	(2,286)
Transfers between subaccounts, net	(6,875)	2,941	19,152	2,870	6,079	(31,080)
Net increase (decrease) in net assets from contract owner transactions	(7,854)	3,097	18,588	3,024	38,705	(33,351)
Net increase (decrease) in net assets	(3,055)	3,055	22,713	2,854	44,454	(31,794)
Net assets at beginning of year	3,055	-	2,854	-	-	31,794
Net assets at end of year	$-	$3,055	$25,567	$2,854	$44,454	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P 500 Pure Value		Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P SmallCap 600 Pure Growth
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12)	$(54)	$(14)	$(291)	$(88)
Capital gains distributions	-	-	276	4,194	-
Realized capital gain (loss) on sales of fund shares	1	623	1	7,435	1,689
Change in unrealized appreciation/depreciation on investments during the year	776	(406)	571	3,177	2,032
Net increase (decrease) in net assets from operations	765	163	834	14,515	3,633

From contract owner transactions:
Variable annuity deposits	6,617	-	3,094	9,063	-
Contract owner maintenance charges	(5)	-	(4)	(70)	(1)
Terminations and withdrawals	-	(2,283)	-	-	-
Transfers between subaccounts, net	-	(29,879)	-	35,513	(1,537)
Net increase (decrease) in net assets from contract owner transactions	6,612	(32,162)	3,090	44,506	(1,538)
Net increase (decrease) in net assets	7,377	(31,999)	3,924	59,021	2,095
Net assets at beginning of year	-	31,999	-	36,915	34,820
Net assets at end of year	$7,377	$-	$3,924	$95,936	$36,915

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P SmallCap 600 Pure Value		Rydex VT Technology	Rydex VT U.S. Government Money Market(d)
	2013	2012	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(25)	$(1)	$-	$(6,929)	$(1,711)
Capital gains distributions	-	-	-	10	5
Realized capital gain (loss) on sales of fund shares	2,344	-	11	-	-
Change in unrealized appreciation/depreciation on investments during the year	4,968	300	68	-	-
Net increase (decrease) in net assets from operations	7,287	299	79	(6,919)	(1,706)

From contract owner transactions:
Variable annuity deposits	9,063	-	-	5,848,718	3,843,978
Contract owner maintenance charges	(17)	-	-	(937)	(75)
Terminations and withdrawals	-	-	(6)	(35,794)	(96,131)
Transfers between subaccounts, net	5,833	2,687	(2,131)	(6,448,050)	(1,828,293)
Net increase (decrease) in net assets from contract owner transactions	14,879	2,687	(2,137)	(636,063)	1,919,479
Net increase (decrease) in net assets	22,166	2,986	(2,058)	(642,982)	1,917,773
Net assets at beginning of year	2,986	-	2,058	2,134,416	216,643
Net assets at end of year	$25,152	$2,986	$-	$1,491,434	$2,134,416

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	T. Rowe Price Blue Chip Growth		T. Rowe Price Equity Income		T. Rowe Price Health Sciences
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(219)	$(9)	$3,442	$757	$(2)
Capital gains distributions	-	-	-	-	176
Realized capital gain (loss) on sales of fund shares	2,732	-	736	12	-
Change in unrealized appreciation/depreciation on investments during the year	7,421	307	80,792	2,457	142
Net increase (decrease) in net assets from operations	9,934	298	84,970	3,226	316

From contract owner transactions:
Variable annuity deposits	-	-	118,592	-	-
Contract owner maintenance charges	(34)	-	(212)	(23)	-
Terminations and withdrawals	-	-	(4,845)	(733)	-
Transfers between subaccounts, net	48,385	11,246	180,950	168,995	4,052
Net increase (decrease) in net assets from contract owner transactions	48,351	11,246	294,485	168,239	4,052
Net increase (decrease) in net assets	58,285	11,544	379,455	171,465	4,368
Net assets at beginning of year	11,544	-	171,465	-	-
Net assets at end of year	$69,829	$11,544	$550,920	$171,465	$4,368

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	T. Rowe Price Limited-Term Bond		Templeton Developing Markets Securities		Templeton Foreign Securities	Templeton Global Bond Securities
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,801	$1,265	$630	$380	$130	$620
Capital gains distributions	-	222	-	-	-	183
Realized capital gain (loss) on sales of fund shares	(282)	1	238	149	561	(4)
Change in unrealized appreciation/depreciation on investments during the year	(3,894)	(226)	8,091	4,554	12,734	(422)
Net increase (decrease) in net assets from operations	(1,375)	1,262	8,959	5,083	13,425	377

From contract owner transactions:
Variable annuity deposits	-	110,714	37,199	445	129	37,515
Contract owner maintenance charges	(272)	-	(4)	(1)	(5)	(5)
Terminations and withdrawals	(7,700)	(1,453)	(2,318)	(3,477)	(15,270)	-
Transfers between subaccounts, net	295,637	-	122,012	10,946	123,680	-
Net increase (decrease) in net assets from contract owner transactions	287,665	109,261	156,889	7,913	108,534	37,510
Net increase (decrease) in net assets	286,290	110,523	165,848	12,996	121,959	37,887
Net assets at beginning of year	110,523	-	48,608	35,612	-	-
Net assets at end of year	$396,813	$110,523	$214,456	$48,608	$121,959	$37,887

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Van Eck VIP Global Hard Assets	Virtus International Series(a)	Virtus Premium AlphaSector Series(a)	Virtus Real Estate Securities Series(a)	Wells Fargo Advantage Omega Growth VT
	2013	2013	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(42)	$548	$11	$117	$(100)	$(32)
Capital gains distributions	-	-	32	2,674	1,564	1,058
Realized capital gain (loss) on sales of fund shares	2	6	1	(1)	29	65
Change in unrealized appreciation/depreciation on investments during the year	1,782	3,875	721	(2,845)	6,885	(119)
Net increase (decrease) in net assets from operations	1,742	4,429	765	(55)	8,378	972

From contract owner transactions:
Variable annuity deposits	22,211	88,827	-	21,977	22,500	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	-	-	-	-	(272)	(1,556)
Transfers between subaccounts, net	-	-	9,832	-	28,588	16,758
Net increase (decrease) in net assets from contract owner transactions	22,211	88,827	9,832	21,977	50,816	15,202
Net increase (decrease) in net assets	23,953	93,256	10,597	21,922	59,194	16,174
Net assets at beginning of year	-	-	-	-	16,174	-
Net assets at end of year	$23,953	$93,256	$10,597	$21,922	$75,368	$16,174

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Wells Fargo Advantage Opportunity VT		Wells Fargo Advantage Small Cap Value VT		Western Asset Variable Global High Yield Bond(a)
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3)	$(11)	$76	$102	$(42)
Capital gains distributions	-	4	-	-	-
Realized capital gain (loss) on sales of fund shares	588	(1)	35	(9)	928
Change in unrealized appreciation/depreciation on investments during the year	218	86	2,225	886	-
Net increase (decrease) in net assets from operations	803	78	2,336	979	886

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	-	-	(259)	(1,479)	-
Transfers between subaccounts, net	(9,348)	12,822	6,079	16,756	(886)
Net increase (decrease) in net assets from contract owner transactions	(9,348)	12,822	5,820	15,277	(886)
Net increase (decrease) in net assets	(8,545)	12,900	8,156	16,256	-
Net assets at beginning of year	12,900	-	16,256	-	-
Net assets at end of year	$4,355	$12,900	$24,412	$16,256	$-

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2013

1.  Organization and Significant Accounting Policies

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity are deferred variable annuity contracts offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise Variable Annuity Account A (the Account), a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve™Balanced Portfolio	-	7Twelve Advisors, LLC	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
AllianceBernstein VPS Global Thematic Growth	B	AllianceBernstein LP	-
AllianceBernstein VPS Growth and Income	B	AllianceBernstein LP	-
AllianceBernstein VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	Blackrock Financial Management, Inc
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Direxion Dynamic VP HY Bond	-	Rafferty Asset Management, LLC	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
DWS Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Small Cap Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity SelectCo, LLC	Geode Capital Management, LLC FMR Co., Inc. (FMRC)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity SelectCo, LLC
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Flex Cap Growth Securities	2	Franklin Advisers, Inc.	-
Franklin Growth & Income Securities	2	Franklin Advisers, Inc.	-
Franklin High Income Securities	2	Franklin Advisers, Inc.	-
Franklin Income Securities	2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Large Cap Growth Securities	2	Franklin Advisers, Inc.	-
Franklin Large Cap Value Securities	2	Franklin Advisory Services, LLC	-
Franklin Mutual Global Discovery Securities	2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Mutual Shares Securities	2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends Securities	2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value Securities	2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth Securities	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income Securities	2	Franklin Advisers, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin US Government Securities	2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equities	Service	Goldman Sachs Asset Management International	-
Goldman Sachs VIT Structured Small Cap Equities	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VT All Cap Value	-	Guggenheim Investments	-
Guggenheim VT CLS AdvisorOne Amerigo	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT CLS AdvisorOne Clermont	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT CLS AdvisorOne Select Allocation	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VT Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VT High Yield	-	Guggenheim Investments	-
Guggenheim VT Large Cap Value	-	Guggenheim Investments	-
Guggenheim VT Long Short Equity	-	Guggenheim Investments	-
Guggenheim VT Macro Opportunities	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VT Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VT Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VT Small Cap Value	-	Guggenheim Investments	-
Guggenheim VT StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VT StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VT StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VT StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VT Total Return Bond	-	Guggenheim Investments	-
Guggenheim VT World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities	S2	ING Investments, LLC	ING Investment Management Co.
Innealta Capital Country Rotation	Class 2	Al Frank Asset Management Inc	-
Innealta Capital Sector Rotation	Class 2	Al Frank Asset Management Inc	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	Morgan Stanley Investment Mgmt Ltd
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Utilities	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity	-	Waddell & Reed Investment Management Co.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy Funds VIP International Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust International Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust MidCap Growth Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS VIT Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Research Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Class 2	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main St Sm Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rydex VT Banking	-	Guggenheim Investments	-
Rydex VT Basic Materials	-	Guggenheim Investments	-
Rydex VT Biotechnology	-	Guggenheim Investments	-
Rydex VT Commodities Strategy	-	Guggenheim Investments	-
Rydex VT Consumer Products	-	Guggenheim Investments	-
Rydex VT Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Electronics	-	Guggenheim Investments	-
Rydex VT Energy	-	Guggenheim Investments	-
Rydex VT Energy Services	-	Guggenheim Investments	-
Rydex VT Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VT Financial Services	-	Guggenheim Investments	-
Rydex VT Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VT Health Care	-	Guggenheim Investments	-
Rydex VT Internet	-	Guggenheim Investments	-
Rydex VT Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Government Long Bond Strategy	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VT Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VT Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VT Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VT Leisure	-	Guggenheim Investments	-
Rydex VT Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT NASDAQ-100	-	Guggenheim Investments	-
Rydex VT NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VT Nova	-	Guggenheim Investments	-
Rydex VT Precious Metals	-	Guggenheim Investments	-
Rydex VT Real Estate	-	Guggenheim Investments	-
Rydex VT Retailing	-	Guggenheim Investments	-
Rydex VT Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VT Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VT Technology	-	Guggenheim Investments	-
Rydex VT Telecommunications	-	Guggenheim Investments	-
Rydex VT Transportation	-	Guggenheim Investments	-
Rydex VT U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VT Utilities	-	Guggenheim Investments	-
Rydex VT Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets Securities	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign Securities	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond Securities	2	Franklin Advisers, Inc.	-
Templeton Growth Securities	2	Templeton Global Advisors Ltd.	Templeton Asset Management Ltd. (SG)
Third Avenue Value	-	Third Avenue Management LLC	-
Van Eck VIP Global Gold	S	Van Eck Associates Corporation	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Virtus International Series	-	Virtus Investment Advisors (VIA)	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	-	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Premium AlphaSectorTM Series	-	Virtus Investment Advisors (VIA)	Euclid Advisors LLC
Virtus Real Estate Securities Series	-	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Strategic Allocation Series	-	Virtus Investment Advisors (VIA)	Euclid Advisors LLC;Newfleet Asset Management, LLC
Wells Fargo Advantage International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited
Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation. As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds. The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Two-hundred-seventy-nine subaccounts are currently offered by the Separate Account, the following subaccounts had no activity as indicated:

Subaccounts with No Activity	2013	2012

7Twelve Balanced Portfolio	X
Adaptive Allocation Portfolio	X
Alger Capital Appreciation		X
Alger Large Cap Growth	X	X
AllianceBernstein VPS Global Thematic Growth	X
AllianceBernstein VPS Growth and Income	X
American Century VP International	X	X
American Century VP Value	X	X
BlackRock Basic Value V.I.	X	X
BlackRock Capital Appreciation V.I.	X	X
BlackRock Equity Dividend V.I.		X
BlackRock Global Opportunities V.I.	X	X
BlackRock Large Cap Core V.I.	X	X
BlackRock Large Cap Growth V.I.	X	X
Direxion Dynamic VP HY Bond	X
Dreyfus IP Technology Growth	X
Dreyfus Stock Index	X
Dreyfus VIF Appreciation	X
Dreyfus VIF International Value	X	X
DWS Capital Growth VIP	X	X
DWS Core Equity VIP	X	X
DWS Global Growth VIP		X
DWS Global Small Cap Growth VIP		X
DWS Large Cap Value VIP	X	X
DWS Small Mid Cap Value VIP	X	X
Federated Fund for U.S. Government Securities II	X	X
Fidelity VIP Balanced	X	X
Fidelity VIP Disciplined Small Cap		X
Fidelity VIP Growth & Income		X
Fidelity VIP Growth Opportunities		X
Fidelity VIP High Income	X
Fidelity VIP Overseas		X
Franklin Flex Cap Growth Securities	X	X
Franklin Growth & Income Securities		X
Franklin High Income Securities	X	X
Franklin Income Securities		X
Franklin Large Cap Growth Securities	X	X
Franklin Large Cap Value Securities	X	X
Franklin Mutual Shares Securities	X	X
Franklin Small Cap Value Securities		X
Franklin Small-Mid Cap Growth Securities	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccounts with No Activity	2013	2012

Franklin US Government Securities	X	X
Goldman Sachs VIT Growth Opportunities	X	X
Goldman Sachs VIT High Quality Floating Rate		X
Goldman Sachs VIT Large Cap Value	X	X
Goldman Sachs VIT Mid Cap Value		X
Goldman Sachs VIT Strategic Growth	X	X
Goldman Sachs VIT Strategic International Equity	X	X
Goldman Sachs VIT Structured Small Cap Equity	X	X
Guggenheim VT All Cap Value	X	X
Guggenheim VT CLS AdvisorOne Amerigo	X
Guggenheim VT CLS AdvisorOne Clermont	X
Guggenheim VT CLS AdvisorOne Select Allocation	X
Guggenheim VT Global Managed Futures Strategy		X
Guggenheim VT Large Cap Value		X
Guggenheim VT Long Short Equity		X
Guggenheim VT Managed Asset Allocation	X	X
Guggenheim VT Mid Cap Value		X
Guggenheim VT Multi-Hedge Strategies		X
Guggenheim VT Small Cap Value		X
Guggenheim VT StylePlus Large Core	X
Guggenheim VT StylePlus Large Growth	X	X
Guggenheim VT StylePlus Mid Growth	X	X
Guggenheim VT StylePlus Small Growth	X
Guggenheim VT World Equity Income		X
Ibbotson Aggressive Growth ETF Asset Allocation	X
Ibbotson Income and Growth ETF Asset Allocation	X
ING Clarion Global Real Estate	X
ING Clarion Real Estate	X
ING MidCap Opportunities	X
Innealta Capital Sector Rotation	X
Invesco V.I. American Franchise	X	X
Invesco V.I. American Value		X
Invesco V.I. Comstock		X
Invesco V.I. Core Equity	X	X
Invesco V.I. Equity and Income	X	X
Invesco V.I. Global Core Equity	X	X
Invesco V.I. Global Health Care	X	X
Invesco V.I. Global Real Estate		X
Invesco V.I. Government Securities		X
Invesco V.I. Growth and Income	X	X
Invesco V.I. Mid Cap Core Equity	X	X
Invesco V.I. Mid Cap Growth	X	X
Invesco V.I. S&P 500 Index	X
Invesco V.I. Utilities	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccounts with No Activity	2013	2012

Ivy Funds VIP Asset Strategy		X
Ivy Funds VIP Balanced		X
Ivy Funds VIP Core Equity		X
Ivy Funds VIP Dividend Opportunities	X	X
Ivy Funds VIP Energy	X	X
Ivy Funds VIP Global Bond		X
Ivy Funds VIP Growth	X	X
Ivy Funds VIP High Income		X
Ivy Funds VIP International Core Equity	X	X
Ivy Funds VIP Limited-Term Bond		X
Ivy Funds VIP Real Estate Securities	X	X
Ivy Funds VIP Science and Technology		X
Ivy Funds VIP Small Cap Growth	X	X
Ivy Funds VIP Small Cap Value	X	X
Ivy Funds VIP Value		X
Janus Aspen Enterprise	X	X
Janus Aspen Forty	X	X
Janus Aspen Janus Portfolio	X	X
Janus Aspen Overseas	X	X
Janus Aspen Perkins Mid Cap Value	X	X
JPMorgan Insurance Trust Core Bond Portfolio	X
JPMorgan Insurance Trust International Equity Portfolio	X
JPMorgan Insurance Trust Intrepid Growth Portfolio	X
JPMorgan Insurance Trust Intrepid MidCap Portfolio	X
JPMorgan Insurance Trust MidCap Growth Portfolio	X
JPMorgan Insurance Trust Small Cap Core Portfolio	X
JPMorgan Insurance Trust US Equity Portfolio	X
Lord Abbett Series Bond-Debenture VC		X
Lord Abbett Series Calibrated Dividend Growth VC	X	X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Developing Growth VC		X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Growth and Income VC	X	X
Lord Abbett Series Growth Opportunities VC	X	X
Lord Abbett Series Mid Cap Stock VC	X	X
Lord Abbett Series Total Return VC	X	X
Lord Abbett Series Value Opportunities VC	X	X
MFS VIT Emerging Markets Equity	X
MFS VIT High Yield	X
MFS VIT Investors Growth Stock	X	X
MFS VIT Investors Trust	X	X
MFS VIT Research	X	X
MFS VIT Research International	X	X
MFS VIT Total Return	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccounts with No Activity	2013	2012

MFS VIT Utilities		X
Morgan Stanley UIF Emerging Markets Debt	X
Neuberger Berman AMT Guardian		X
Neuberger Berman AMT Large Cap Value	X	X
Neuberger Berman AMT Socially Responsive	X	X
Oppenheimer Global Fund/VA	X	X
Oppenheimer International Growth Fund/VA		X
Oppenheimer Main Street Small Cap Fund/VA		X
PIMCO VIT All Asset	X	X
PIMCO VIT CommodityRealReturn Strategy		X
PIMCO VIT Foreign Bond (Unhedged)		X
PIMCO VIT Global Bond (Unhedged)	X	X
PIMCO VIT Low Duration Adminstrative Class	X	X
PIMCO VIT Real Return Adminstrative Class	X	X
Pioneer Bond VCT	X
Pioneer Emerging Markets VCT	X
Pioneer Equity Income VCT	X
Pioneer Real Estate Shares VCT	X
Pioneer Strategic Income VCT	X
Putnam VT Absolute Return 500	X
Putnam VT Capital Opportunities	X
Putnam VT Diversified Income	X
Putnam VT Global Asset Allocation	X
Putnam VT Growth Opportunities	X
Putnam VT Income	X
Putnam VT Investors	X
Putnam VT Voyager	X
Rydex VT Banking	X
Rydex VT Commodities Strategy	X	X
Rydex VT Dow 2x Strategy	X	X
Rydex VT Electronics	X	X
Rydex VT Energy Services		X
Rydex VT Financial Services	X
Rydex VT Health Care	X
Rydex VT Internet	X
Rydex VT Inverse Dow 2x Strategy	X	X
Rydex VT Inverse Mid-Cap Strategy	X	X
Rydex VT Inverse Russell 2000 Strategy		X
Rydex VT Japan 2x Strategy	X	X
Rydex VT Leisure	X
Rydex VT NASDAQ-100 2x Strategy		X
Rydex VT Nova	X
Rydex VT S&P MidCap 400 Pure Growth		X
Rydex VT S&P MidCap 400 Pure Value	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccounts with No Activity	2013	2012

Rydex VT Strengthening Dollar 2x Strategy	X	X
Rydex VT Technology	X
Rydex VT Telecommunications	X	X
Rydex VT Transportation	X	X
Rydex VT Utilities	X	X
Rydex VT Weakening Dollar 2x Strategy	X	X
T. Rowe Price Health Sciences		X
Templeton Foreign Securities		X
Templeton Global Bond Securities		X
Templeton Growth Securities	X	X
Third Avenue Value	X	X
Van Eck VIP Global Gold	X
Van Eck VIP Global Hard Assets		X
Virtus Multi-Sector Fixed Income Series	X
Virtus Strategic Allocation Series	X
Wells Fargo Advantage International Equity VT	X	X
Wells Fargo Advantage Intrinsic Value VT	X	X

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

February 1, 2013	Adaptive Allocation Portfolio
February 1, 2013	AllianceBernstein VPS Global Thematic Growth
February 1, 2013	AllianceBernstein VPS Growth and Income
February 1, 2013	AllianceBernstein VPS Small/Mid Cap Value
February 1, 2013	American Century VP Inflation Protection
February 1, 2013	BlackRock High Yield V.I.
February 1, 2013	Dimensional VA Global Bond Portfolio
February 1, 2013	Dimensional VA International Small Portfolio
February 1, 2013	Dimensional VA International Value Portfolio
February 1, 2013	Dimensional VA Short-Term Fixed Portfolio
February 1, 2013	Dimensional VA U.S. Large Value Portfolio
February 1, 2013	Dimensional VA U.S. Targeted Value Portfolio
February 1, 2013	Dreyfus IP Small Cap Stock Index
February 1, 2013	Dreyfus IP Technology Growth
February 1, 2013	Dreyfus Stock Index
February 1, 2013	Dreyfus VIF Appreciation
February 1, 2013	DWS High Income VIP
February 1, 2013	Fidelity VIP Emerging Markets
February 1, 2013	Fidelity VIP High Income
February 1, 2013	Guggenheim VT StylePlus Large Core
February 1, 2013	Guggenheim VT StylePlus Small Growth
February 1, 2013	Guggenheim VT Total Return Bond

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

February 1, 2013	Ibbotson Aggressive Growth ETF Asset Allocation
February 1, 2013	Ibbotson Balanced ETF Asset Allocation
February 1, 2013	Ibbotson Conservative ETF Asset Allocation
February 1, 2013	Ibbotson Growth ETF Asset Allocation
February 1, 2013	Ibbotson Income and Growth ETF Asset Allocation
February 1, 2013	ING Clarion Global Real Estate
February 1, 2013	ING Clarion Real Estate
February 1, 2013	ING MidCap Opportunities
February 1, 2013	Innealta Capital Country Rotation
February 1, 2013	Innealta Capital Sector Rotation
February 1, 2013	Invesco V.I. S&P 500 Index
February 1, 2013	JPMorgan Insurance Trust Core Bond Portfolio
February 1, 2013	JPMorgan Insurance Trust International Equity Portfolio
February 1, 2013	JPMorgan Insurance Trust Intrepid Growth Portfolio
February 1, 2013	JPMorgan Insurance Trust Intrepid MidCap Portfolio
February 1, 2013	JPMorgan Insurance Trust MidCap Growth Portfolio
February 1, 2013	JPMorgan Insurance Trust Small Cap Core Portfolio
February 1, 2013	JPMorgan Insurance Trust US Equity Portfolio
February 1, 2013	MFS VIT Emerging Markets Equity
February 1, 2013	MFS VIT High Yield
February 1, 2013	Morgan Stanley UIF Emerging Markets Debt
February 1, 2013	Morgan Stanley UIF Emerging Markets Equity
February 1, 2013	PIMCO VIT Short-Term
February 1, 2013	Pioneer Bond VCT
February 1, 2013	Pioneer Emerging Markets VCT
February 1, 2013	Pioneer Equity Income VCT
February 1, 2013	Pioneer High Yield VCT
February 1, 2013	Pioneer Real Estate Shares VCT
February 1, 2013	Pioneer Strategic Income VCT
February 1, 2013	Power Income VIT
February 1, 2013	Putnam VT Absolute Return 500
February 1, 2013	Putnam VT Capital Opportunities
February 1, 2013	Putnam VT Diversified Income
February 1, 2013	Putnam VT Equity Income
February 1, 2013	Putnam VT Global Asset Allocation
February 1, 2013	Putnam VT Growth Opportunities
February 1, 2013	Putnam VT High Yield
February 1, 2013	Putnam VT Income
February 1, 2013	Putnam VT Investors
February 1, 2013	Putnam VT Voyager
February 1, 2013	Western Asset Variable Global High Yield Bond
May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VT Floating Rate Strategies

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2013	Guggenheim VT Macro Opportunities
May 1, 2013	Probabilities Fund
May 1, 2013	Van Eck VIP Global Gold
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Premium AlphaSector Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
April 1, 2011	Alger Capital Appreciation
April 1, 2011	Alger Large Cap Growth
April 1, 2011	American Century VP Income & Growth
April 1, 2011	American Century VP International
April 1, 2011	American Century VP Mid Cap Value
April 1, 2011	American Century VP Value
April 1, 2011	BlackRock Basic Value V.I.
April 1, 2011	BlackRock Capital Appreciation V.I.
April 1, 2011	BlackRock Equity Dividend V.I.
April 1, 2011	BlackRock Global Allocation V.I.
April 1, 2011	BlackRock Global Opportunities V.I.
April 1, 2011	BlackRock Large Cap Core V.I.
April 1, 2011	BlackRock Large Cap Growth V.I.
April 1, 2011	DWS Capital Growth VIP
April 1, 2011	DWS Global Growth VIP
April 1, 2011	DWS Global Small Cap Growth VIP
April 1, 2011	DWS Government & Agency Securities VIP
April 1, 2011	DWS Large Cap Value VIP
April 1, 2011	DWS Small Mid Cap Value VIP
April 1, 2011	Fidelity VIP Balanced
April 1, 2011	Fidelity VIP Disciplined Small Cap
April 1, 2011	Fidelity VIP Growth & Income
April 1, 2011	Fidelity VIP Mid Cap
April 1, 2011	Fidelity VIP Overseas
April 1, 2011	Fidelity VIP Real Estate
April 1, 2011	Fidelity VIP Strategic Income
April 1, 2011	Franklin Flex Cap Growth Securities
April 1, 2011	Franklin Growth & Income Securities
April 1, 2011	Franklin High Income Securities
April 1, 2011	Franklin Income Securities
April 1, 2011	Franklin Large Cap Growth Securities
April 1, 2011	Franklin Large Cap Value Securities
April 1, 2011	Franklin Mutual Global Discovery Securities
April 1, 2011	Franklin Mutual Shares Securities
April 1, 2011	Franklin Rising Dividends Securities
April 1, 2011	Franklin Small Cap Value Securities

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Franklin Strategic Income Securities
April 1, 2011	Franklin US Government Securities
April 1, 2011	Goldman Sachs VIT Growth Opportunities
April 1, 2011	Goldman Sachs VIT High Quality Floating Rate
April 1, 2011	Goldman Sachs VIT Large Cap Value
April 1, 2011	Goldman Sachs VIT Mid Cap Value
April 1, 2011	Goldman Sachs VIT Strategic Growth
April 1, 2011	Goldman Sachs VIT Strategic International Equity
April 1, 2011	Goldman Sachs VIT Structured Small Cap Equity
April 1, 2011	Guggenheim VT High Yield
April 1, 2011	Guggenheim VT Managed Asset Allocation
April 1, 2011	Guggenheim VT StylePlus Large Growth
April 1, 2011	Invesco V.I. American Franchise
April 1, 2011	Invesco V.I. American Value
April 1, 2011	Invesco V.I. Comstock
April 1, 2011	Invesco V.I. Core Equity
April 1, 2011	Invesco V.I. Equity and Income
April 1, 2011	Invesco V.I. Global Core Equity
April 1, 2011	Invesco V.I. Global Health Care
April 1, 2011	Invesco V.I. Global Real Estate
April 1, 2011	Invesco V.I. Government Securities
April 1, 2011	Invesco V.I. Growth and Income
April 1, 2011	Invesco V.I. High Yield
April 1, 2011	Invesco V.I. Mid Cap Growth
April 1, 2011	Invesco V.I. Small Cap Equity
April 1, 2011	Invesco V.I. Utilities
April 1, 2011	Ivy Funds VIP Asset Strategy
April 1, 2011	Ivy Funds VIP Balanced
April 1, 2011	Ivy Funds VIP Core Equity
April 1, 2011	Ivy Funds VIP Dividend Opportunities
April 1, 2011	Ivy Funds VIP Energy
April 1, 2011	Ivy Funds VIP Global Bond
April 1, 2011	Ivy Funds VIP Growth
April 1, 2011	Ivy Funds VIP High Income
April 1, 2011	Ivy Funds VIP International Core Equity
April 1, 2011	Ivy Funds VIP International Growth
April 1, 2011	Ivy Funds VIP Limited-Term Bond
April 1, 2011	Ivy Funds VIP Mid Cap Growth
April 1, 2011	Ivy Funds VIP Real Estate Securities
April 1, 2011	Ivy Funds VIP Science and Technology
April 1, 2011	Ivy Funds VIP Small Cap Growth
April 1, 2011	Ivy Funds VIP Small Cap Value
April 1, 2011	Ivy Funds VIP Value
April 1, 2011	Janus Aspen Enterprise

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Janus Aspen Forty
April 1, 2011	Janus Aspen Janus Portfolio
April 1, 2011	Janus Aspen Overseas
April 1, 2011	Janus Aspen Perkins Mid Cap Value
April 1, 2011	Lord Abbett Series Bond-Debenture VC
April 1, 2011	Lord Abbett Series Calibrated Dividend Growth VC
April 1, 2011	Lord Abbett Series Classic Stock VC
April 1, 2011	Lord Abbett Series Developing Growth VC
April 1, 2011	Lord Abbett Series Fundamental Equity VC
April 1, 2011	Lord Abbett Series Growth and Income VC
April 1, 2011	Lord Abbett Series Growth Opportunities VC
April 1, 2011	Lord Abbett Series Mid Cap Stock VC
April 1, 2011	Lord Abbett Series Total Return VC
April 1, 2011	Lord Abbett Series Value Opportunities VC
April 1, 2011	MFS VIT Investors Growth Stock
April 1, 2011	MFS VIT Investors Trust
April 1, 2011	MFS VIT New Discovery
April 1, 2011	MFS VIT Research
April 1, 2011	MFS VIT Research Bond
April 1, 2011	MFS VIT Research International
April 1, 2011	MFS VIT Total Return
April 1, 2011	MFS VIT Utilities
April 1, 2011	Neuberger Berman AMT Socially Responsive
April 1, 2011	Oppenheimer Global Fund/VA
April 1, 2011	Oppenheimer Global Strategic Income Fund/VA
April 1, 2011	Oppenheimer International Growth Fund/VA
April 1, 2011	PIMCO VIT All Asset
April 1, 2011	PIMCO VIT CommodityRealReturn Strategy
April 1, 2011	PIMCO VIT Emerging Markets Bond
April 1, 2011	PIMCO VIT Foreign Bond (Unhedged)
April 1, 2011	PIMCO VIT Low Duration Advisor Class
April 1, 2011	PIMCO VIT Real Return Advisor Class
April 1, 2011	PIMCO VIT Total Return Advisor Class
April 1, 2011	T. Rowe Price Blue Chip Growth
April 1, 2011	T. Rowe Price Equity Income
April 1, 2011	T. Rowe Price Health Sciences
April 1, 2011	T. Rowe Price Limited-Term Bond
April 1, 2011	Templeton Global Bond Securities
April 1, 2011	Templeton Growth Securities
April 1, 2011	Third Avenue Value
April 1, 2011	Van Eck VIP Global Hard Assets
April 1, 2011	Wells Fargo Advantage International Equity VT
April 1, 2011	Wells Fargo Advantage Intrinsic Value VT
April 1, 2011	Wells Fargo Advantage Omega Growth VT

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Wells Fargo Advantage Small Cap Value VT
April 29, 2011	Invesco V.I. Government Securities

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

January 28, 2013	Guggenheim VT Total Return Bond	Guggenheim VT U.S. Intermediate Bond
April 29, 2013	Invesco V.I. American Franchise	Invesco Van Kampen V.I. American Franchise Fund
April 29, 2013	Invesco V.I. American Value	Invesco Van Kampen V.I. American Value
April 29, 2013	Invesco V.I. Comstock	Invesco Van Kampen V.I. Comstock
April 29, 2013	Invesco V.I. Equity and Income	Invesco Van Kampen V.I. Equity and Income
April 29, 2013	Invesco V.I. Growth and Income	Invesco Van Kampen V.I. Growth and Income
April 29, 2013	Invesco V.I. Mid Cap Growth	Invesco Van Kampen V.I. Mid Cap Growth
April 30, 2013	Guggenheim VT StylePlus Large Core	Guggenheim VT Large Cap Core
April 30, 2013	Guggenheim VT StylePlus Large Growth	Guggenheim VT Large Cap Concentrated Growth
April 30, 2013	Guggenheim VT StylePlus Mid Growth	Guggenheim VT Mid Cap Growth
April 30, 2013	Guggenheim VT StylePlus Small Growth	Guggenheim VT Small Cap Growth
April 30, 2013	Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
April 30, 2013	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Main Street Small- & Mid-Cap Fund/VA
May 1, 2013	DWS Global Growth VIP	DWS Global Thematic VIP
May 1, 2013	DWS Small Mid Cap Value VIP	DWS Dreman Small Mid Cap Value VIP\
May 1, 2013	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Government Income
August 15, 2013	Guggenheim VT World Equity Income	Guggenheim VT MSCI EAFE Equal Weight
October 30, 2013	Guggenheim VT Long Short Equity	Guggenheim VT U.S. Long Short Momentum

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

September 6, 2013	Guggenheim VT All-Asset Aggressive Strategy	Rydex VT U.S. Government Money Market	$ -
September 6, 2013	Guggenheim VT All-Asset Conservative Strategy	Rydex VT U.S. Government Money Market	$ -
September 6, 2013	Guggenheim VT All-Asset Moderate Strategy	Rydex VT U.S. Government Money Market	$ -
September 6, 2013	Guggenheim VT DWA Flexible Allocation	Rydex VT U.S. Government Money Market	$ -
September 6, 2013	Guggenheim VT DWA Sector Rotation	Rydex VT U.S. Government Money Market	$ -

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

The following subaccounts are no longer available for new investment:

Subaccounts Closed to New Investments

Direxion Dynamic VP HY Bond
Dreyfus VIF International Value
Federated Fund for U.S. Government Securities II
Federated High Income Bond II
Fidelity VIP Growth Opportunities
Guggenheim VT StylePlus Mid Growth
Invesco V.I. Government Securities
Neuberger Berman AMT Large Cap Value
PIMCO VIT Low Duration Adminstrative Class
PIMCO VIT Real Return Adminstrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2013, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Alger Capital Appreciation	$146,063	$241
AllianceBernstein VPS Small/Mid Cap Value(a)	16,648	4,387
ALPS/Alerian Energy Infrastructure(a)	7,500	11
American Century VP Income & Growth	33,347	22,483
American Century VP Inflation Protection(a)	5,020	11
American Century VP Mid Cap Value	69,825	224
BlackRock Equity Dividend V.I.	92,638	89
BlackRock Global Allocation V.I.	98,123	12,541
BlackRock High Yield V.I.(a)	166,934	61,088
Dimensional VA Global Bond Portfolio(a)	172,452	657
Dimensional VA International Small Portfolio(a)	121,530	474
Dimensional VA International Value Portfolio(a)	38,338	250
Dimensional VA Short-Term Fixed Portfolio(a)	25,464	132
Dimensional VA U.S. Large Value Portfolio(a)	110,502	440
Dimensional VA U.S. Targeted Value Portfolio(a)	6,938	67
Dreyfus IP Small Cap Stock Index(a)	105,105	16,190
DWS Global Growth VIP(c)	7,851	3
DWS Global Small Cap Growth VIP	7,389	39

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

DWS Government & Agency Securities VIP	$3,549	$1,197
DWS High Income VIP(a)	59,054	59,408
Federated High Income Bond II(e)	159,235	1,565
Fidelity VIP Contrafund	32,635	361
Fidelity VIP Disciplined Small Cap	10,247	18
Fidelity VIP Emerging Markets(a)	22,895	75
Fidelity VIP Growth & Income	21,283	40
Fidelity VIP Growth Opportunities(e)	61,174	61,824
Fidelity VIP Index 500	278,899	24,561
Fidelity VIP Investment Grade Bond	108,123	24,990
Fidelity VIP Mid Cap	185,224	2,497
Fidelity VIP Overseas	34,214	34,098
Fidelity VIP Real Estate	56,462	1,545
Fidelity VIP Strategic Income	17,917	23,696
Franklin Growth & Income Securities	68,459	58
Franklin Income Securities	77,250	101
Franklin Mutual Global Discovery Securities	277,964	5,459
Franklin Rising Dividends Securities	64,016	207
Franklin Small Cap Value Securities	159,587	54,601
Franklin Strategic Income Securities	35,229	91
Goldman Sachs VIT High Quality Floating Rate(c)	352,871	959
Goldman Sachs VIT Mid Cap Value	31,261	15,229
Guggenheim VT Floating Rate Strategies(a)	232,283	61,883
Guggenheim VT Global Managed Futures Strategy	11,979	20
Guggenheim VT High Yield	76,651	150,504
Guggenheim VT Large Cap Value	39,179	60
Guggenheim VT Long Short Equity(c)	29,786	51
Guggenheim VT Macro Opportunities(a)	10,000	9,852
Guggenheim VT Mid Cap Value	10,770	26
Guggenheim VT Multi-Hedge Strategies	22,243	38
Guggenheim VT Small Cap Value	13,021	43
Guggenheim VT Total Return Bond(a)(c)	29,639	72
Guggenheim VT World Equity Income(c)	31,367	2
Ibbotson Balanced ETF Asset Allocation(a)	216,766	1,015
Ibbotson Conservative ETF Asset Allocation(a)	25,070	125
Ibbotson Growth ETF Asset Allocation(a)	80,065	382
Innealta Capital Country Rotation(a)	7,500	11
Invesco V.I. American Value(c)	11,435	18
Invesco V.I. Comstock(c)	80,675	4,456
Invesco V.I. Global Real Estate	72,856	2,036

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Government Securities(e)	$88,238	$181
Invesco V.I. High Yield	96,627	122,843
Invesco V.I. International Growth	143,021	15,978
Invesco V.I. Small Cap Equity	61,593	204
Ivy Funds VIP Asset Strategy	9,784	42
Ivy Funds VIP Balanced	9,111	46
Ivy Funds VIP Core Equity	63,802	151
Ivy Funds VIP Global Bond	9,134	9,129
Ivy Funds VIP High Income	346,503	101,788
Ivy Funds VIP International Growth	15,897	12,792
Ivy Funds VIP Limited-Term Bond	311,300	27,760
Ivy Funds VIP Mid Cap Growth	64,569	12,483
Ivy Funds VIP Science and Technology	18,053	34
Ivy Funds VIP Value	6,618	15
Lord Abbett Series Bond-Debenture VC	94,217	59,038
Lord Abbett Series Developing Growth VC	35,310	3,871
MFS VIT New Discovery	6,527	12,113
MFS VIT Research Bond	72,895	22,335
MFS VIT Utilities	55,491	125
Morgan Stanley UIF Emerging Markets Equity(a)	90,319	217
Neuberger Berman AMT Guardian	10,506	23
Oppenheimer Global Strategic Income Fund/VA	8,627	42
Oppenheimer International Growth Fund/VA	150,123	332
Oppenheimer Main Street Small Cap Fund/VA(c)	15,000	22
PIMCO VIT CommodityRealReturn Strategy	63,924	2,234
PIMCO VIT Emerging Markets Bond	249,429	11,877
PIMCO VIT Foreign Bond (Unhedged)	13,200	12,855
PIMCO VIT High Yield	120,803	229,933
PIMCO VIT Low Duration Advisor Class	475,778	166,987
PIMCO VIT Real Return Advisor Class	131,200	15,086
PIMCO VIT Short-Term(a)	85,697	182
PIMCO VIT Total Return Adminstrative Class	5,630	44,194
PIMCO VIT Total Return Advisor Class	318,920	22,223
Pioneer High Yield VCT(a)	62,600	33
Power Income VIT(a)	7,530	17
Probabilities Fund(a)	218,128	657
Putnam VT Equity Income(a)	11,435	18
Putnam VT High Yield(a)	59,833	59,126
Rydex VT Basic Materials	120,885	503
Rydex VT Biotechnology	150,557	1,112

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VT Consumer Products	$210,388	$1,415
Rydex VT Energy	54,642	378
Rydex VT Energy Services	72,836	163
Rydex VT Europe 1.25x Strategy	1,800	7,968
Rydex VT Government Long Bond 1.2x Strategy	1,889,623	1,886,687
Rydex VT Inverse Government Long Bond Strategy	2,210,596	2,215,107
Rydex VT Inverse NASDAQ-100 Strategy	501,653	500,758
Rydex VT Inverse Russell 2000 Strategy	74,486	71,143
Rydex VT Inverse S&P 500 Strategy	632,127	567,570
Rydex VT Mid-Cap 1.5x Strategy	6,682	8,678
Rydex VT NASDAQ-100	286,965	214,202
Rydex VT NASDAQ-100 2x Strategy	208,749	210,555
Rydex VT Precious Metals	162,957	8,814
Rydex VT Real Estate	7,500	11
Rydex VT Retailing	25,377	2,273
Rydex VT Russell 2000 1.5x Strategy	23,997	25,753
Rydex VT Russell 2000 2x Strategy	116,902	124,838
Rydex VT S&P 500 2x Strategy	1,025,591	1,007,075
Rydex VT S&P 500 Pure Growth	38,704	98
Rydex VT S&P 500 Pure Value	6,618	18
Rydex VT S&P MidCap 400 Pure Growth	3,369	17
Rydex VT S&P SmallCap 600 Pure Growth	158,496	110,087
Rydex VT S&P SmallCap 600 Pure Value	47,258	32,404
Rydex VT U.S. Government Money Market(d)	8,918,121	9,561,103
T. Rowe Price Blue Chip Growth	116,035	67,903
T. Rowe Price Equity Income	304,613	6,686
T. Rowe Price Health Sciences	4,228	2
T. Rowe Price Limited-Term Bond	320,751	30,285
Templeton Developing Markets Securities	171,719	14,200
Templeton Foreign Securities	124,144	15,480
Templeton Global Bond Securities	38,423	110
Van Eck VIP Global Hard Assets	22,211	42
Virtus International Series(a)	89,559	184
Virtus Premium AlphaSector Series(a)	9,885	10
Virtus Real Estate Securities Series(a)	24,910	142
Wells Fargo Advantage Omega Growth VT	52,674	394
Wells Fargo Advantage Opportunity VT	4,053	13,404
Wells Fargo Advantage Small Cap Value VT	6,201	305
Western Asset Variable Global High Yield Bond(a)	61,362	62,290

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Annuity Reserves

As of December 31, 2013, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2013, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2013. The Account had no financial liabilities as of December 31, 2013.

2.  Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. A 5 year contract is not assessed with a mortality and expense risk charge. A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually. An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually. All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either rom the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2013 and 2012, were as follows:

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Capital Appreciation	12,961	(1,629)	11,332	-	-	-
AllianceBernstein VPS Small/Mid Cap Value(a)	1,378	(367)	1,011	-	-	-
ALPS/Alerian Energy Infrastructure(a)	730	-	730	-	-	-
American Century VP Income & Growth	2,967	(1,781)	1,186	6,586	-	6,586
American Century VP Inflation Protection(a)	513	-	513	-	-	-
American Century VP Mid Cap Value	6,177	(148)	6,029	377	-	377
BlackRock Equity Dividend V.I.	8,776	-	8,776	-	-	-
BlackRock Global Allocation V.I.	9,197	(1,192)	8,005	13,519	(6,677)	6,842
BlackRock High Yield V.I.(a)	17,318	(6,858)	10,460	-	-	-
Dimensional VA Global Bond Portfolio(a)	17,799	(267)	17,532	-	-	-
Dimensional VA International Small Portfolio(a)	11,579	(326)	11,253	-	-	-
Dimensional VA International Value Portfolio(a)	7,264	(3,450)	3,814	-	-	-
Dimensional VA Short-Term Fixed Portfolio(a)	6,374	(3,762)	2,612	-	-	-
Dimensional VA U.S. Large Value Portfolio(a)	14,197	(4,951)	9,246	-	-	-
Dimensional VA U.S. Targeted Value Portfolio(a)	706	(2)	704	-	-	-
Dreyfus IP Small Cap Stock Index(a)	9,777	(1,629)	8,148	-	-	-
DWS Global Growth VIP(c)	767	-	767	-	-	-
DWS Global Small Cap Growth VIP	710	(2)	708	-	-	-
DWS Government & Agency Securities VIP	163	(96)	67	5,494	(71)	5,423
DWS High Income VIP(a)	5,932	(5,932)	-	-	-	-
Federated High Income Bond II(e)	12,507	(231)	12,276	8	(304)	(296)
Fidelity VIP Contrafund	3,401	(11)	3,390	3,684	-	3,684
Fidelity VIP Disciplined Small Cap	813	-	813	-	-	-
Fidelity VIP Emerging Markets(a)	3,605	(1,326)	2,279	-	-	-
Fidelity VIP Growth & Income	1,784	-	1,784	-	-	-
Fidelity VIP Growth Opportunities(e)	5,894	(5,894)	-	-	-	-
Fidelity VIP Index 500	27,953	(2,811)	25,142	14,834	(56)	14,778
Fidelity VIP Investment Grade Bond	9,536	(2,234)	7,302	11,166	(269)	10,897
Fidelity VIP Mid Cap	16,021	(1,060)	14,961	8,008	(28)	7,980
Fidelity VIP Overseas	3,643	(3,643)	-	-	-	-
Fidelity VIP Real Estate	5,632	(1,212)	4,420	5,032	(163)	4,869
Fidelity VIP Strategic Income	1,694	(2,315)	(621)	3,966	-	3,966
Franklin Growth & Income Securities	6,481	-	6,481	-	-	-
Franklin Income Securities	7,491	(1)	7,490	-	-	-
Franklin Mutual Global Discovery Securities	22,623	(503)	22,120	15,612	(61)	15,551
Franklin Rising Dividends Securities	5,475	(131)	5,344	1,091	-	1,091
Franklin Small Cap Value Securities	15,145	(5,724)	9,421	-	-	-

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Franklin Strategic Income Securities	3,412	(1)	3,411	8,120	(8,120)	-
Goldman Sachs VIT High Quality Floating Rate(c)	36,261	(1,158)	35,103	-	-	-
Goldman Sachs VIT Mid Cap Value	2,926	(1,486)	1,440	-	-	-
Guggenheim VT Floating Rate Strategies(a)	23,426	(6,191)	17,235	-	-	-
Guggenheim VT Global Managed Futures Strategy	2,022	-	2,022	-	-	-
Guggenheim VT High Yield	7,410	(14,049)	(6,639)	8,339	-	8,339
Guggenheim VT Large Cap Value	3,093	-	3,093	-	-	-
Guggenheim VT Long Short Equity(c)	3,713	(410)	3,303	-	-	-
Guggenheim VT Macro Opportunities(a)	1,012	(1,012)	-	-	-	-
Guggenheim VT Mid Cap Value	593	-	593	-	-	-
Guggenheim VT Multi-Hedge Strategies	3,529	(489)	3,040	-	-	-
Guggenheim VT Small Cap Value	939	(1)	938	-	-	-
Guggenheim VT Total Return Bond(a)(c)	3,595	(503)	3,092	-	-	-
Guggenheim VT World Equity Income(c)	4,466	(776)	3,690	-	-	-
Ibbotson Balanced ETF Asset Allocation(a)	21,790	-	21,790	-	-	-
Ibbotson Conservative ETF Asset Allocation(a)	2,501	-	2,501	-	-	-
Ibbotson Growth ETF Asset Allocation(a)	8,102	-	8,102	-	-	-
Innealta Capital Country Rotation(a)	767	-	767	-	-	-
Invesco V.I. American Value(c)	1,081	-	1,081	-	-	-
Invesco V.I. Comstock(c)	6,738	(468)	6,270	-	-	-
Invesco V.I. Global Real Estate	6,782	(317)	6,465	-	-	-
Invesco V.I. Government Securities(e)	8,881	(131)	8,750	-	-	-
Invesco V.I. High Yield	8,896	(11,380)	(2,484)	21,977	(15,993)	5,984
Invesco V.I. International Growth	15,261	(1,698)	13,563	3,910	-	3,910
Invesco V.I. Small Cap Equity	5,764	(154)	5,610	1,247	-	1,247
Ivy Funds VIP Asset Strategy	942	(1)	941	-	-	-
Ivy Funds VIP Balanced	798	(1)	797	-	-	-
Ivy Funds VIP Core Equity	5,615	(134)	5,481	-	-	-
Ivy Funds VIP Global Bond	910	(910)	-	-	-	-
Ivy Funds VIP High Income	29,915	(8,756)	21,159	-	-	-
Ivy Funds VIP International Growth	1,584	(1,216)	368	792	-	792
Ivy Funds VIP Limited-Term Bond	32,076	(2,735)	29,341	-	-	-
Ivy Funds VIP Mid Cap Growth	6,088	(1,249)	4,839	403	-	403
Ivy Funds VIP Science and Technology	1,514	(1)	1,513	-	-	-
Ivy Funds VIP Value	575	(1)	574	-	-	-
Lord Abbett Series Bond-Debenture VC	8,537	(5,505)	3,032	-	-	-
Lord Abbett Series Developing Growth VC	2,620	(277)	2,343	-	-	-
MFS VIT New Discovery	672	(1,092)	(420)	420	-	420
MFS VIT Research Bond	7,056	(2,190)	4,866	2,215	-	2,215

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MFS VIT Utilities	4,977	(109)	4,868	-	-	-
Morgan Stanley UIF Emerging Markets Equity(a)	10,530	(269)	10,261	-	-	-
Neuberger Berman AMT Guardian	895	(1)	894	-	-	-
Oppenheimer Global Strategic Income Fund/VA	808	(1)	807	8,249	(8,249)	-
Oppenheimer International Growth Fund/VA	13,938	(219)	13,719	-	-	-
Oppenheimer Main Street Small Cap Fund/VA(c)	1,408	-	1,408	-	-	-
PIMCO VIT CommodityRealReturn Strategy	10,317	(2,493)	7,824	-	-	-
PIMCO VIT Emerging Markets Bond	23,973	(1,699)	22,274	659	-	659
PIMCO VIT Foreign Bond (Unhedged)	1,333	(1,333)	-	-	-	-
PIMCO VIT High Yield	7,280	(14,053)	(6,773)	6,885	(112)	6,773
PIMCO VIT Low Duration Advisor Class	50,086	(18,269)	31,817	11,289	(74)	11,215
PIMCO VIT Real Return Advisor Class	13,761	(2,690)	11,071	8,781	(44)	8,737
PIMCO VIT Short-Term(a)	8,944	(131)	8,813	-	-	-
PIMCO VIT Total Return Adminstrative Class	446	(3,378)	(2,932)	504	(2,564)	(2,060)
PIMCO VIT Total Return Advisor Class	30,957	(2,021)	28,936	32,260	(227)	32,033
Pioneer High Yield VCT(a)	5,998	-	5,998	-	-	-
Power Income VIT(a)	758	-	758	-	-	-
Probabilities Fund(a)	21,984	(24)	21,960	-	-	-
Putnam VT Equity Income(a)	1,091	-	1,091	-	-	-
Putnam VT High Yield(a)	5,942	(5,942)	-	-	-	-
Rydex VT Basic Materials	11,772	(30)	11,742	252	(252)	-
Rydex VT Biotechnology	8,740	(35)	8,705	453	(453)	-
Rydex VT Consumer Products	15,541	(64)	15,477	446	(446)	-
Rydex VT Energy	5,117	(25)	5,092	500	(730)	(230)
Rydex VT Energy Services	6,508	(3)	6,505	-	-	-
Rydex VT Europe 1.25x Strategy	347	(1,486)	(1,139)	1,614	(475)	1,139
Rydex VT Government Long Bond 1.2x Strategy	148,090	(148,090)	-	116,041	(116,041)	-
Rydex VT Inverse Government Long Bond Strategy	604,583	(604,583)	-	397,213	(397,213)	-
Rydex VT Inverse NASDAQ-100 Strategy	159,184	(158,935)	249	5,176	(146)	5,030
Rydex VT Inverse Russell 2000 Strategy	22,366	(22,366)	-	-	-	-
Rydex VT Inverse S&P 500 Strategy	154,525	(140,213)	14,312	40,032	(31,424)	8,608
Rydex VT Mid-Cap 1.5x Strategy	713	(837)	(124)	980	(1,156)	(176)
Rydex VT NASDAQ-100	23,284	(16,800)	6,484	3	(3)	-
Rydex VT NASDAQ-100 2x Strategy	15,275	(15,275)	-	-	-	-
Rydex VT Precious Metals	26,139	(1,737)	24,402	2,453	(365)	2,088
Rydex VT Real Estate	812	-	812	5	(5)	-
Rydex VT Retailing	2,160	(171)	1,989	195	(456)	(261)
Rydex VT Russell 2000 1.5x Strategy	2,427	(2,427)	-	24	(805)	(781)
Rydex VT Russell 2000 2x Strategy	17,470	(18,086)	(616)	1,322	(706)	616
Rydex VT S&P 500 2x Strategy	121,569	(119,898)	1,671	1,043	(557)	486

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VT S&P 500 Pure Growth	6,949	(3,839)	3,110	6,026	(9,357)	(3,331)
Rydex VT S&P 500 Pure Value	618	(1)	617	11,992	(16,422)	(4,430)
Rydex VT S&P MidCap 400 Pure Growth	231	-	231	-	-	-
Rydex VT S&P SmallCap 600 Pure Growth	15,320	(11,219)	4,101	3,921	(3,946)	(25)
Rydex VT S&P SmallCap 600 Pure Value	6,390	(4,500)	1,890	370	-	370
Rydex VT U.S. Government Money Market(d)	1,284,004	(1,358,747)	(74,743)	920,185	(694,552)	225,633
T. Rowe Price Blue Chip Growth	10,487	(5,906)	4,581	1,091	-	1,091
T. Rowe Price Equity Income	28,366	(2,064)	26,302	16,819	(74)	16,745
T. Rowe Price Health Sciences	249	-	249	-	-	-
T. Rowe Price Limited-Term Bond	33,974	(3,026)	30,948	11,522	(148)	11,374
Templeton Developing Markets Securities	11,439	(1,335)	10,104	1,003	(449)	554
Templeton Foreign Securities	8,064	(1,098)	6,966	-	-	-
Templeton Global Bond Securities	5,240	(1,522)	3,718	-	-	-
Van Eck VIP Global Hard Assets	3,534	(499)	3,035	-	-	-
Virtus International Series(a)	10,980	(1,540)	9,440	-	-	-
Virtus Premium AlphaSector Series(a)	938	-	938	-	-	-
Virtus Real Estate Securities Series(a)	2,918	(423)	2,495	-	-	-
Wells Fargo Advantage Omega Growth VT	4,660	(25)	4,635	1,794	(156)	1,638
Wells Fargo Advantage Opportunity VT	333	(1,248)	(915)	1,248	-	1,248
Wells Fargo Advantage Small Cap Value VT	628	(26)	602	1,876	(163)	1,713
Western Asset Variable Global High Yield Bond(a)	6,175	(6,175)	-	-	-	-

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2013, were as follows:

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Alger Capital Appreciation(b)
2013	11,332	11.37	13.44	149,218	0.20	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
AllianceBernstein VPS Small/Mid Cap Value(a)
2013	1,011	10.88	12.30	12,417	1.00	0.25	1.45	8.80	23.00
ALPS/Alerian Energy Infrastructure(a)
2013	730	10.53	10.65	7,683	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth(b)
2013	7,772	10.86	13.71	105,952	2.18	0.25	1.45	8.60	31.20
2012	6,586	10.41	10.45	68,581	1.75	0.25	0.45	10.51	10.82
2011	-	9.42	9.43	-	-	0.25	0.45	(5.80)	(5.70)
American Century VP Inflation Protection(a)
2013	513	8.96	9.60	4,919	-	0.25	1.45	(10.40)	(4.00)
American Century VP Mid Cap Value(b)
2013	6,406	10.53	13.00	82,780	1.07	0.25	1.45	5.30	25.85
2012	377	10.30	10.33	3,886	0.98	0.25	0.45	12.32	12.40
2011	-	9.17	9.19	-	-	0.25	0.45	(8.30)	(8.10)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
BlackRock Equity Dividend V.I.(b)
2013	8,776	10.63	12.44	93,325	0.84	0.25	1.45	6.30	20.08
2012	-	10.32	10.36	-	-	0.25	0.45	8.06	8.37
2011	-	9.55	9.56	-	-	0.25	0.45	(4.50)	(4.40)
BlackRock Global Allocation V.I.(b)
2013	14,847	10.40	10.67	156,027	1.41	0.25	1.45	4.00	10.80
2012	6,842	9.60	9.63	65,657	2.92	0.25	0.45	6.19	6.41
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
BlackRock High Yield V.I.(a)
2013	10,460	10.33	10.43	108,885	3.78	0.25	1.45	3.30	4.30
Dimensional VA Global Bond Portfolio(a)
2013	17,532	9.66	9.80	169,445	0.90	0.65	1.85	(3.40)	(2.00)
Dimensional VA International Small Portfolio(a)
2013	11,253	11.37	11.69	131,371	4.21	0.65	1.85	13.70	16.90
Dimensional VA International Value Portfolio(a)
2013	3,814	11.14	11.16	42,480	4.78	0.65	1.85	11.40	11.60
Dimensional VA Short-Term Fixed Portfolio(a)
2013	2,612	9.67	9.78	25,258	0.53	0.65	1.85	(3.30)	(2.20)
Dimensional VA U.S. Large Value Portfolio(a)
2013	9,246	11.08	12.54	115,749	2.69	0.65	1.85	10.80	25.40
Dimensional VA U.S. Targeted Value Portfolio(a)
2013	704	11.20	12.97	9,110	1.43	0.65	1.85	12.00	29.70
Dreyfus IP Small Cap Stock Index(a)
2013	8,148	11.14	12.77	99,879	-	0.25	1.45	11.40	27.70

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
DWS Global Growth VIP(b)(c)
2013	767	10.55	10.94	8,132	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
2011	-	7.87	7.88	-	-	0.25	0.45	(21.30)	(21.20)
DWS Global Small Cap Growth VIP(b)
2013	708	11.23	12.38	8,717	0.67	0.25	1.45	12.30	31.28
2012	-	9.39	9.43	-	-	0.25	0.45	10.99	11.33
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
DWS Government & Agency Securities VIP(b)
2013	5,490	9.56	9.84	52,501	2.57	0.25	1.45	(6.55)	(1.60)
2012	5,423	10.23	10.26	55,480	7.08	0.25	0.45	(0.97)	(0.87)
2011	-	10.33	10.35	-	-	0.25	0.45	3.30	3.50
DWS High Income VIP(a)
2013	-	10.18	10.28	-	-	0.25	1.45	1.80	2.80
Federated High Income Bond II(e)
2013	12,276	10.16	13.49	163,306	-	0.25	1.45	1.60	3.29
2012	-	12.90	13.06	-	15.33	0.25	0.45	10.45	10.68
2011	296	11.68	11.80	3,458	8.48	0.25	0.45	1.30	1.55
2010	292	11.53	11.62	3,361	91.74	0.25	0.45	10.55	10.77
2009	701	10.43	10.49	7,315	9.45	0.25	0.45	47.32	47.54
Fidelity VIP Contrafund
2013	7,074	10.95	12.34	86,113	1.07	0.25	1.45	9.50	26.69
2012	3,684	9.62	9.74	35,453	2.22	0.25	0.45	12.12	12.47
2011	-	8.58	8.66	-	-	0.25	0.45	(6.02)	(5.87)
2010	-	9.13	9.20	-	-	0.25	0.45	13.00	13.16
2009	-	8.08	8.13	-	-	0.25	0.45	30.74	31.13

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Disciplined Small Cap(b)
2013	813	11.09	13.57	10,975	0.36	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)
Fidelity VIP Emerging Markets(a)
2013	2,279	9.89	10.42	22,776	1.21	0.25	1.45	(1.10)	4.20
Fidelity VIP Growth & Income(b)
2013	1,784	10.76	13.87	24,743	3.00	0.25	1.45	7.60	29.02
2012	-	10.71	10.75	-	-	0.25	0.45	14.18	14.48
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Fidelity VIP Growth Opportunities(e)
2013	-	10.99	12.79	-	-	0.25	1.45	9.90	33.09
2012	-	9.49	9.61	-	-	0.25	0.45	15.17	15.50
2011	-	8.24	8.32	-	-	0.25	0.45	(1.44)	(1.30)
2010	-	8.36	8.43	-	-	0.25	0.45	19.26	19.57
2009	-	7.01	7.05	-	-	0.25	0.45	40.48	40.72
Fidelity VIP Index 500
2013	39,920	10.84	11.74	461,945	2.20	0.25	1.45	8.40	27.75
2012	14,778	9.08	9.19	134,189	3.70	0.25	0.45	11.69	11.94
2011	-	8.13	8.21	-	-	0.25	0.45	(1.69)	(1.44)
2010	-	8.27	8.33	-	-	0.25	0.45	10.86	11.07
2009	-	7.46	7.50	-	-	0.25	0.45	22.09	22.15
Fidelity VIP Investment Grade Bond
2013	18,426	9.84	11.00	199,916	2.71	0.25	1.45	(5.41)	(1.60)
2012	11,124	11.47	11.60	127,575	4.23	0.25	0.45	2.05	2.20
2011	227	11.24	11.35	2,546	3.69	0.25	0.45	3.40	3.56
2010	150	10.87	10.96	1,626	1.66	0.25	0.45	3.92	4.18
2009	500	10.46	10.52	5,225	7.14	0.25	0.45	11.51	11.68

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Mid Cap(b)
2013	22,941	11.23	12.09	275,671	0.39	0.25	1.45	12.30	31.56
2012	7,980	9.16	9.19	73,070	0.77	0.25	0.45	10.76	10.86
2011	-	8.27	8.29	-	-	0.25	0.45	(17.30)	(17.10)
Fidelity VIP Overseas(b)
2013	-	11.34	11.46	-	-	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
2011	-	7.75	7.76	-	-	0.25	0.45	(22.50)	(22.40)
Fidelity VIP Real Estate(b)
2013	9,289	9.06	10.97	101,402	2.16	0.25	1.45	(9.40)	(1.61)
2012	4,869	11.11	11.15	54,156	2.19	0.25	0.45	14.30	14.48
2011	-	9.72	9.74	-	-	0.25	0.45	(2.80)	(2.60)
Fidelity VIP Strategic Income(b)
2013	3,345	9.97	10.27	34,167	3.57	0.25	1.45	(3.41)	(0.30)
2012	3,966	10.57	10.61	41,925	6.56	0.25	0.45	6.55	6.74
2011	-	9.92	9.94	-	-	0.25	0.45	(0.80)	(0.60)
Franklin Growth & Income Securities(b)
2013	6,481	10.82	13.01	70,095	-	0.25	1.45	8.20	25.46
2012	-	10.33	10.37	-	-	0.25	0.45	8.39	8.70
2011	-	9.53	9.54	-	-	0.25	0.45	(4.70)	(4.60)
Franklin Income Securities(b)
2013	7,490	10.39	11.38	78,589	1.38	0.25	1.45	3.90	10.27
2012	-	10.28	10.32	-	-	0.25	0.45	8.78	9.09
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Franklin Mutual Global Discovery Securities(b)
2013	37,671	10.70	12.31	461,004	2.43	0.25	1.45	7.00	23.59
2012	15,551	9.93	9.96	154,335	-	0.25	0.45	9.60	9.69
2011	-	9.06	9.08	-	-	0.25	0.45	(9.40)	(9.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin Rising Dividends Securities(b)
2013	6,435	10.76	13.45	86,051	0.43	0.25	1.45	7.60	25.58
2012	1,091	10.67	10.71	11,634	3.06	0.25	0.45	8.11	8.40
2011	-	9.87	9.88	-	-	0.25	0.45	(1.30)	(1.20)
Franklin Small Cap Value Securities(b)
2013	9,421	11.20	13.23	115,312	0.13	0.25	1.45	12.00	31.90
2012	-	10.00	10.03	-	-	0.25	0.45	14.42	14.63
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Strategic Income Securities(b)
2013	3,411	10.05	10.63	36,073	-	0.25	1.45	(0.19)	0.50
2012	-	10.60	10.63	-	-	0.25	0.45	8.94	9.14
2011	-	9.73	9.74	-	-	0.25	0.45	(2.70)	(2.60)
Goldman Sachs VIT High Quality Floating Rate(b)(c)
2013	35,103	9.82	10.04	350,559	0.24	0.25	1.45	(3.01)	(1.80)
2012	-	10.30	10.33	-	-	0.25	0.45	(0.68)	(0.58)
2011	-	10.37	10.39	-	-	0.25	0.45	3.70	3.90
Goldman Sachs VIT Mid Cap Value(b)
2013	1,440	10.72	12.58	15,431	1.13	0.25	1.45	7.20	28.37
2012	-	9.77	9.80	-	-	0.25	0.45	14.14	14.35
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Guggenheim VT Floating Rate Strategies(a)
2013	17,235	10.02	10.06	173,030	-	0.25	1.45	0.20	0.60
Guggenheim VT Global Managed Futures Strategy
2013	2,022	6.21	9.99	12,559	-	0.25	1.45	(0.80)	(0.10)
2012	-	6.26	6.32	-	-	0.25	0.45	(14.25)	(14.01)
2011	-	7.30	7.35	-	-	0.25	0.45	(11.73)	(11.55)
2010	-	8.27	8.31	-	-	0.25	0.45	(6.87)	(6.63)
2009	-	8.88	8.90	-	-	0.25	0.45	(7.21)	(7.00)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VT High Yield(b)
2013	1,700	10.17	10.86	18,368	-	0.25	1.45	1.70	3.92
2012	8,339	10.41	10.45	86,790	-	0.25	0.45	10.98	11.17
2011	-	9.38	9.40	-	-	0.25	0.45	(6.20)	(6.00)
Guggenheim VT Large Cap Value
2013	3,093	10.71	18.83	45,005	-	0.25	1.45	7.10	27.75
2012	-	14.62	14.74	-	-	0.25	0.45	11.69	11.84
2011	-	13.09	13.18	-	-	0.25	0.45	(7.16)	(6.92)
2010	-	14.10	14.16	-	-	0.25	0.45	12.26	12.47
2009	-	12.56	12.59	-	-	0.25	0.45	22.18	22.47
Guggenheim VT Long Short Equity(c)
2013	3,303	9.20	10.44	31,259	0.01	0.25	1.45	4.40	13.78
2012	-	8.10	8.20	-	-	0.25	0.45	0.87	1.11
2011	-	8.03	8.11	-	-	0.25	0.45	(9.78)	(9.59)
2010	-	8.90	8.97	-	-	0.25	0.45	7.49	7.68
2009	-	8.28	8.33	-	-	0.25	0.45	22.85	23.22
Guggenheim VT Macro Opportunities(a)
2013	-	9.87	10.11	-	-	0.25	1.45	(1.30)	1.10
Guggenheim VT Mid Cap Value
2013	593	10.71	23.10	13,693	-	0.25	1.45	7.10	29.05
2012	-	17.75	17.90	-	-	0.25	0.45	13.13	13.36
2011	-	15.69	15.79	-	-	0.25	0.45	(10.60)	(10.44)
2010	-	17.55	17.63	-	-	0.25	0.45	13.81	14.04
2009	-	15.42	15.46	-	-	0.25	0.45	39.04	39.40

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VT Multi-Hedge Strategies
2013	3,040	7.32	9.79	22,221	-	0.25	1.45	(2.10)	(1.59)
2012	-	7.45	7.54	-	-	0.25	0.45	(1.32)	(1.05)
2011	-	7.55	7.62	-	-	0.25	0.45	(0.13)	-
2010	-	7.56	7.62	-	-	0.25	0.45	2.58	2.83
2009	-	7.37	7.41	-	-	0.25	0.45	(6.47)	(6.32)
Guggenheim VT Small Cap Value
2013	938	10.92	16.17	14,953	-	0.25	1.45	9.20	32.43
2012	-	12.07	12.21	-	-	0.25	0.45	15.50	15.73
2011	-	10.45	10.55	-	-	0.25	0.45	(7.85)	(7.70)
2010	-	11.34	11.43	-	-	0.25	0.45	17.76	17.96
2009	-	9.63	9.69	-	-	0.25	0.45	50.70	50.93
Guggenheim VT Total Return Bond(a)(c)
2013	3,092	9.84	10.04	30,397	-	0.25	1.45	(1.60)	0.40
Guggenheim VT World Equity Income(c)
2013	3,690	8.52	10.67	31,470	-	0.25	1.45	6.70	15.35
2012	-	7.40	7.49	-	-	0.25	0.45	12.63	12.97
2011	-	6.57	6.63	-	-	0.25	0.45	(18.59)	(18.55)
2010	-	8.07	8.14	-	-	0.25	0.45	11.77	11.97
2009	-	7.22	7.27	-	-	0.25	0.45	15.52	15.95
Ibbotson Balanced ETF Asset Allocation(a)
2013	21,790	10.30	10.54	224,527	2.67	0.25	1.45	3.00	5.40
Ibbotson Conservative ETF Asset Allocation(a)
2013	2,501	9.87	9.96	24,927	2.58	0.25	1.45	(1.30)	(0.40)
Ibbotson Growth ETF Asset Allocation(a)
2013	8,102	10.47	10.87	84,858	2.23	0.25	1.45	4.70	8.70
Innealta Capital Country Rotation(a)
2013	767	9.52	9.76	7,482	-	0.25	1.45	(4.80)	(2.40)

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. American Value(b)(c)
2013	1,081	10.79	13.26	11,660	-	0.25	1.45	7.90	29.62
2012	-	10.19	10.23	-	-	0.25	0.45	13.10	13.41
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Invesco V.I. Comstock(b)(c)
2013	6,270	10.77	13.55	84,464	2.65	0.25	1.45	7.70	31.30
2012	-	10.28	10.32	-	-	0.25	0.45	14.86	15.18
2011	-	8.95	8.96	-	-	0.25	0.45	(10.50)	(10.40)
Invesco V.I. Global Real Estate(b)
2013	6,465	9.54	10.87	69,891	7.40	0.25	1.45	(4.60)	(0.82)
2012	-	10.92	10.96	-	-	0.25	0.45	23.53	23.70
2011	-	8.84	8.86	-	-	0.25	0.45	(11.60)	(11.40)
Invesco V.I. Government Securities(b)(e)
2013	8,750	9.71	9.77	84,989	6.45	0.25	1.45	(6.18)	(2.40)
2012	-	10.35	10.38	-	-	0.25	0.45	(1.24)	(1.14)
2011	-	10.48	10.50	-	-	0.25	0.45	4.80	5.00
Invesco V.I. High Yield(b)
2013	3,500	10.21	11.11	38,691	3.64	0.25	1.45	2.10	3.35
2012	5,984	10.72	10.75	64,120	9.91	0.25	0.45	13.08	13.16
2011	-	9.48	9.50	-	-	0.25	0.45	(5.20)	(5.00)
Invesco V.I. International Growth
2013	17,473	10.40	11.04	182,434	1.49	0.25	1.45	10.40	14.92
2012	3,910	9.07	9.18	35,470	1.37	0.25	0.45	11.29	11.54
2011	-	8.15	8.23	-	-	0.25	0.45	(10.14)	(9.96)
2010	-	9.07	9.14	-	-	0.25	0.45	8.88	9.07
2009	-	8.33	8.38	-	-	0.25	0.45	30.36	30.53

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Small Cap Equity(b)
2013	6,857	11.02	12.61	86,009	-	0.25	1.45	10.20	32.60
2012	1,247	9.47	9.51	11,814	-	0.25	0.45	9.73	10.07
2011	-	8.63	8.64	-	-	0.25	0.45	(13.70)	(13.60)
Ivy Funds VIP Asset Strategy(b)
2013	941	11.30	12.05	11,054	1.50	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
2011	-	8.61	8.62	-	-	0.25	0.45	(13.90)	(13.80)
Ivy Funds VIP Balanced(b)
2013	797	10.72	12.32	9,766	2.62	0.25	1.45	7.20	19.73
2012	-	10.26	10.29	-	-	0.25	0.45	8.00	8.09
2011	-	9.50	9.52	-	-	0.25	0.45	(5.00)	(4.80)
Ivy Funds VIP Core Equity(b)
2013	5,481	11.17	13.51	73,634	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
2011	-	9.09	9.10	-	-	0.25	0.45	(9.10)	(9.00)
Ivy Funds VIP Global Bond(b)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	10.00	10.04	-	-	0.25	0.45	2.77	2.97
2011	-	9.73	9.75	-	-	0.25	0.45	(2.70)	(2.50)
Ivy Funds VIP High Income(b)
2013	21,159	10.28	12.07	253,956	3.97	0.25	1.45	2.80	7.00
2012	-	11.24	11.28	-	-	0.25	0.45	14.58	14.87
2011	-	9.81	9.82	-	-	0.25	0.45	(1.90)	(1.80)
Ivy Funds VIP International Growth(b)
2013	1,160	11.05	11.45	13,211	1.38	0.25	1.45	10.50	15.42
2012	792	9.89	9.92	7,831	-	0.25	0.45	14.07	14.29
2011	-	8.67	8.68	-	-	0.25	0.45	(13.30)	(13.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Limited-Term Bond(b)
2013	29,341	9.64	9.84	282,933	-	0.25	1.45	(3.89)	(1.60)
2012	-	10.03	10.07	-	-	0.25	0.45	(0.20)	(0.10)
2011	-	10.05	10.06	-	-	0.25	0.45	0.50	0.60
Ivy Funds VIP Mid Cap Growth(b)
2013	5,242	10.94	12.28	64,041	-	0.25	1.45	9.40	25.69
2012	403	9.73	9.77	3,917	-	0.25	0.45	9.70	10.02
2011	-	8.87	8.88	-	-	0.25	0.45	(11.30)	(11.20)
Ivy Funds VIP Science and Technology(b)
2013	1,513	12.00	15.50	19,854	-	0.25	1.45	20.00	51.37
2012	-	10.20	10.24	-	-	0.25	0.45	23.49	23.82
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
Ivy Funds VIP Value(b)
2013	574	10.83	12.80	7,299	-	0.25	1.45	8.30	31.01
2012	-	9.73	9.77	-	-	0.25	0.45	14.88	15.08
2011	-	8.47	8.49	-	-	0.25	0.45	(15.30)	(15.10)
Lord Abbett Series Bond-Debenture VC(b)
2013	3,032	10.21	11.18	33,671	9.78	0.25	1.45	2.10	4.68
2012	-	10.64	10.68	-	-	0.25	0.45	8.68	8.98
2011	-	9.79	9.80	-	-	0.25	0.45	(2.10)	(2.00)
Lord Abbett Series Developing Growth VC(b)
2013	2,343	11.47	14.11	32,882	-	0.25	1.45	14.70	51.72
2012	-	9.27	9.30	-	-	0.25	0.45	8.29	8.52
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
MFS VIT New Discovery(b)
2013	-	11.19	12.57	-	-	0.25	1.45	11.90	36.63
2012	420	9.17	9.20	3,851	-	0.25	0.45	16.82	17.05
2011	-	7.85	7.86	-	-	0.25	0.45	(21.50)	(21.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
MFS VIT Research Bond(b)
2013	7,081	9.89	10.17	71,590	1.66	0.25	1.45	(4.62)	(1.10)
2012	2,215	10.60	10.64	23,483	-	0.25	0.45	3.41	3.60
2011	-	10.25	10.27	-	-	0.25	0.45	2.50	2.70
MFS VIT Utilities(b)
2013	4,868	10.39	12.30	59,553	1.07	0.25	1.45	3.90	16.37
2012	-	10.53	10.57	-	-	0.25	0.45	9.35	9.65
2011	-	9.63	9.64	-	-	0.25	0.45	(3.70)	(3.60)
Morgan Stanley UIF Emerging Markets Equity(a)
2013	10,261	9.43	10.12	96,728	0.39	0.25	1.45	(5.70)	1.20
Neuberger Berman AMT Guardian
2013	894	11.14	12.37	10,902	1.45	0.25	1.45	11.40	34.31
2012	-	9.10	9.21	-	-	0.25	0.45	8.98	9.12
2011	-	8.35	8.44	-	-	0.25	0.45	(6.29)	(6.01)
2010	-	8.91	8.98	-	-	0.25	0.45	14.97	15.28
2009	-	7.75	7.79	-	-	0.25	0.45	25.40	25.44
Oppenheimer Global Strategic Income Fund/VA(b)
2013	807	9.93	10.09	8,093	9.34	0.25	1.45	(3.74)	(0.70)
2012	-	10.42	10.46	-	-	0.25	0.45	9.22	9.53
2011	-	9.54	9.55	-	-	0.25	0.45	(4.60)	(4.50)
Oppenheimer International Growth Fund/VA(b)
2013	13,719	10.98	12.33	166,161	0.23	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Oppenheimer Main Street Small Cap Fund/VA(c)
2013	1,408	11.01	12.99	15,490	-	0.25	1.45	10.10	36.16
2012	-	9.43	9.54	-	-	0.25	0.45	13.75	13.98
2011	-	8.29	8.37	-	-	0.25	0.45	(5.69)	(5.53)
2010	-	8.79	8.86	-	-	0.25	0.45	18.94	19.09
2009	-	7.39	7.44	-	-	0.25	0.45	32.20	32.62
PIMCO VIT CommodityRealReturn Strategy(b)
2013	7,824	7.01	9.52	54,824	1.85	0.25	1.45	(17.63)	(4.80)
2012	-	8.51	8.54	-	-	0.25	0.45	1.55	1.79
2011	-	8.38	8.39	-	-	0.25	0.45	(16.20)	(16.10)
PIMCO VIT Emerging Markets Bond(b)
2013	22,933	9.86	10.49	238,431	4.33	0.25	1.45	(10.16)	(1.40)
2012	659	11.61	11.65	7,649	1.67	0.25	0.45	13.71	13.99
2011	-	10.21	10.22	-	-	0.25	0.45	2.10	2.20
PIMCO VIT Foreign Bond (Unhedged)(b)
2013	-	9.58	9.98	-	-	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
2011	-	10.44	10.45	-	-	0.25	0.45	4.40	4.50
PIMCO VIT High Yield
2013	-	10.14	16.78	-	4.39	0.25	1.45	1.40	2.19
2012	6,773	16.28	16.42	110,277	1.22	0.25	0.45	10.30	10.57
2011	-	14.76	14.85	-	-	0.25	0.45	(0.27)	(0.07)
2010	-	14.80	14.86	-	-	0.25	0.45	10.45	10.65
2009	-	13.40	13.43	-	-	0.25	0.45	35.35	35.66
PIMCO VIT Low Duration Advisor Class(b)
2013	43,032	9.59	9.91	415,792	1.63	0.25	1.45	(3.62)	(0.90)
2012	11,215	9.95	9.99	111,610	1.96	0.25	0.45	2.16	2.36
2011	-	9.74	9.76	-	-	0.25	0.45	(2.60)	(2.40)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT Real Return Advisor Class(b)
2013	19,808	9.61	9.84	193,354	2.26	0.25	1.45	(12.37)	(3.90)
2012	8,737	11.16	11.20	97,535	0.32	0.25	0.45	4.89	5.16
2011	-	10.64	10.65	-	-	0.25	0.45	6.40	6.50
PIMCO VIT Short-Term(a)
2013	8,813	9.73	9.84	85,739	0.46	0.25	1.45	(2.70)	(1.60)
PIMCO VIT Total Return Adminstrative Class
2013	13,285	12.31	12.48	165,840	2.20	0.25	1.45	(5.31)	(5.10)
2012	16,217	13.00	13.15	213,330	2.53	0.25	0.45	5.86	6.05
2011	18,277	12.28	12.40	226,601	2.63	0.25	0.45	0.08	0.32
2010	19,088	12.27	12.36	235,974	2.45	0.25	0.45	4.51	4.66
2009	19,024	11.74	11.81	224,734	3.23	0.25	0.45	10.13	10.37
PIMCO VIT Total Return Advisor Class(b)
2013	60,980	9.86	10.05	609,463	2.32	0.25	1.45	(5.40)	(1.40)
2012	32,044	10.56	10.60	338,495	1.23	0.25	0.45	5.71	6.00
2011	11	9.99	10.00	110	37.84	0.25	0.45	(0.10)	-
Pioneer High Yield VCT(a)
2013	5,998	10.25	10.50	62,867	1.12	0.25	1.45	2.50	5.00
Power Income VIT(a)
2013	758	9.97	10.10	7,556	-	0.25	1.45	(0.30)	1.00
Probabilities Fund(a)
2013	21,960	9.93	10.21	223,442	-	0.25	1.45	(0.70)	2.10
Putnam VT Equity Income(a)
2013	1,091	10.71	11.95	11,687	-	0.25	1.45	7.10	19.50
Putnam VT High Yield(a)
2013	-	10.23	10.32	-	-	0.25	1.45	2.30	3.20

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Basic Materials
2013	11,742	10.44	10.87	122,574	1.45	0.25	1.45	(2.25)	8.70
2012	-	10.68	10.80	-	-	0.25	0.45	7.01	7.14
2011	-	9.98	10.08	-	-	0.25	0.45	(19.26)	(19.10)
2010	303	12.36	12.46	3,744	0.93	0.25	0.45	22.38	22.64
2009	12	10.10	10.16	125	0.38	0.25	0.45	50.07	50.52
Rydex VT Biotechnology
2013	8,705	10.82	21.18	181,845	-	0.25	1.45	8.20	49.26
2012	-	14.02	14.19	-	-	0.25	0.45	31.40	31.63
2011	-	10.67	10.78	-	-	0.25	0.45	6.81	7.05
2010	171	9.99	10.07	1,710	-	0.25	0.45	6.96	7.13
2009	14	9.34	9.40	127	-	0.25	0.45	14.32	14.63
Rydex VT Consumer Products
2013	15,477	10.30	14.93	227,903	2.68	0.25	1.45	3.00	24.11
2012	-	11.89	12.03	-	-	0.25	0.45	5.41	5.53
2011	-	11.28	11.40	-	-	0.25	0.45	9.83	10.14
2010	-	10.27	10.35	-	-	0.25	0.45	13.36	13.61
2009	-	9.06	9.11	-	-	0.25	0.45	15.12	15.17
Rydex VT Energy
2013	5,092	10.69	11.84	59,429	0.40	0.25	1.45	6.90	19.60
2012	-	9.79	9.90	-	-	0.25	0.45	(1.01)	(0.90)
2011	230	9.89	9.99	2,281	-	0.25	0.45	(9.02)	(8.85)
2010	154	10.87	10.96	1,670	-	0.25	0.45	15.03	15.25
2009	-	9.45	9.51	-	-	0.25	0.45	33.85	34.13
Rydex VT Energy Services
2013	6,505	10.35	11.41	73,245	-	0.25	1.45	3.50	19.85
2012	-	9.40	9.52	-	-	0.25	0.45	(3.09)	(2.76)
2011	-	9.70	9.79	-	-	0.25	0.45	(12.30)	(12.20)
2010	148	11.06	11.15	1,639	-	0.25	0.45	21.81	21.99
2009	-	9.08	9.14	-	-	0.25	0.45	56.82	57.31

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Europe 1.25x Strategy
2013	-	6.20	11.51	-	-	0.25	1.45	15.10	19.85
2012	1,139	5.18	5.24	5,899	1.02	0.25	0.45	17.46	17.75
2011	-	4.41	4.45	-	-	0.25	0.45	(17.90)	(17.88)
2010	-	5.37	5.42	-	-	0.25	0.45	(13.80)	(13.56)
2009	-	6.23	6.27	-	-	0.25	0.45	30.88	31.45
Rydex VT Government Long Bond 1.2x Strategy
2013	-	9.23	11.50	-	-	0.25	1.45	(21.03)	(7.70)
2012	-	14.36	14.53	-	-	0.25	0.45	(0.42)	(0.27)
2011	-	14.42	14.57	-	-	0.25	0.45	36.68	37.06
2010	-	10.55	10.63	-	-	0.25	0.45	6.35	6.51
2009	-	9.92	9.98	-	26.66	0.25	0.45	(33.82)	(33.69)
Rydex VT Inverse Government Long Bond Strategy
2013	-	4.06	10.20	(23)	-	0.25	1.45	2.00	11.65
2012	-	3.65	3.69	-	-	0.25	0.45	(9.20)	(9.11)
2011	-	4.02	4.06	-	-	0.25	0.45	(32.89)	(32.78)
2010	-	5.99	6.04	-	-	0.25	0.45	(15.75)	(15.52)
2009	-	7.11	7.15	-	-	0.25	0.45	15.42	15.51
Rydex VT Inverse NASDAQ-100 Strategy
2013	5,425	2.64	8.23	14,358	-	0.25	1.45	(31.61)	(17.70)
2012	5,176	3.86	3.91	20,072	-	0.25	0.45	(21.38)	(21.17)
2011	146	4.91	4.96	719	-	0.25	0.45	(13.10)	(12.98)
2010	-	5.65	5.70	-	-	0.25	0.45	(23.96)	(23.80)
2009	-	7.43	7.48	-	-	0.25	0.45	(42.13)	(41.97)
Rydex VT Inverse Russell 2000 Strategy
2013	-	2.64	8.57	-	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
2011	-	4.99	5.04	-	-	0.25	0.45	(10.89)	(10.64)
2010	-	5.60	5.64	-	-	0.25	0.45	(30.09)	(29.94)
2009	-	8.01	8.05	-	-	0.25	0.45	(35.09)	(35.03)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Inverse S&P 500 Strategy
2013	22,920	3.70	8.72	85,039	-	0.25	1.45	(29.12)	(12.80)
2012	8,608	5.22	5.28	44,903	-	0.25	0.45	(19.82)	(19.63)
2011	-	6.51	6.57	-	-	0.25	0.45	(12.15)	(12.05)
2010	-	7.41	7.47	-	-	0.25	0.45	(19.72)	(19.59)
2009	-	9.23	9.29	-	-	0.25	0.45	(30.02)	(29.83)
Rydex VT Mid-Cap 1.5x Strategy
2013	325	11.20	13.11	4,201	-	0.25	1.45	12.00	45.34
2012	449	8.91	9.02	4,001	-	0.25	0.45	20.08	20.43
2011	625	7.42	7.49	4,634	-	0.25	0.45	(10.71)	(10.51)
2010	881	8.31	8.37	7,319	-	0.25	0.45	32.96	33.07
2009	204	6.25	6.29	1,274	0.09	0.25	0.45	47.06	47.65
Rydex VT NASDAQ-100
2013	6,484	11.39	15.05	81,350	-	0.25	1.45	13.90	30.42
2012	-	11.41	11.54	-	-	0.25	0.45	12.86	13.03
2011	-	10.11	10.21	-	-	0.25	0.45	(1.37)	(1.16)
2010	352	10.25	10.33	3,601	-	0.25	0.45	14.53	14.78
2009	163	8.95	9.00	1,461	-	0.25	0.45	46.72	47.06
Rydex VT NASDAQ-100 2x Strategy
2013	-	13.25	18.27	-	-	0.25	1.45	32.50	74.50
2012	-	10.35	10.47	-	-	0.25	0.45	29.54	29.74
2011	-	7.99	8.07	-	-	0.25	0.45	(3.97)	(3.81)
2010	-	8.32	8.39	-	-	0.25	0.45	32.27	32.54
2009	348	6.29	6.33	2,186	-	0.25	0.45	110.37	111.00
Rydex VT Precious Metals
2013	28,610	4.92	9.35	140,978	2.09	0.25	1.45	(47.99)	(6.50)
2012	4,208	9.46	9.57	40,014	-	0.25	0.45	(7.35)	(7.18)
2011	2,120	10.21	10.31	21,846	0.07	0.25	0.45	(26.65)	(26.51)
2010	2,303	13.92	14.03	32,309	0.01	0.25	0.45	33.33	33.62
2009	11	10.44	10.50	113	-	0.25	0.45	44.40	44.63

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Real Estate
2013	812	7.14	9.30	7,554	-	0.25	1.45	(7.00)	0.56
2012	-	7.11	7.20	-	-	0.25	0.45	14.31	14.65
2011	-	6.22	6.28	-	-	0.25	0.45	(1.27)	(1.10)
2010	-	6.30	6.35	-	-	0.25	0.45	20.69	20.95
2009	-	5.22	5.25	-	-	0.25	0.45	21.11	21.25
Rydex VT Retailing
2013	1,989	10.66	13.54	26,570	0.03	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
2011	261	9.02	9.11	2,358	-	0.25	0.45	1.69	1.90
2010	-	8.87	8.94	-	-	0.25	0.45	20.84	21.14
2009	-	7.34	7.38	-	-	0.25	0.45	39.28	39.51
Rydex VT Russell 2000 1.5x Strategy
2013	-	10.97	11.46	-	-	0.25	1.45	14.60	53.52
2012	-	7.16	7.25	-	-	0.25	0.45	17.96	18.27
2011	781	6.07	6.13	4,741	-	0.25	0.45	(15.22)	(14.98)
2010	251	7.16	7.21	1,796	-	0.25	0.45	33.27	33.33
2009	226	5.37	5.41	1,214	-	0.25	0.45	28.78	29.12
Rydex VT Russell 2000 2x Strategy
2013	-	8.89	12.12	-	-	0.25	1.45	21.20	79.68
2012	616	4.96	5.02	3,055	-	0.25	0.45	24.94	25.19
2011	-	3.97	4.01	-	-	0.25	0.45	(22.16)	(21.98)
2010	-	5.10	5.14	-	-	0.25	0.45	43.26	43.58
2009	-	3.56	3.58	-	-	0.25	0.45	31.37	31.62
Rydex VT S&P 500 2x Strategy
2013	2,157	9.59	11.85	25,567	-	0.25	1.45	18.50	63.26
2012	486	5.88	5.96	2,854	-	0.25	0.45	24.84	25.21
2011	-	4.71	4.76	-	-	0.25	0.45	(7.10)	(6.85)
2010	-	5.07	5.11	-	-	0.25	0.45	21.00	21.38
2009	-	4.19	4.21	-	-	0.25	0.45	41.55	41.75

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT S&P 500 Pure Growth
2013	3,110	11.20	14.46	44,454	-	0.25	1.45	12.00	36.80
2012	-	10.45	10.57	-	-	0.25	0.45	9.54	9.65
2011	3,331	9.54	9.64	31,794	-	0.25	0.45	(4.50)	(4.27)
2010	182	9.99	10.07	1,814	-	0.25	0.45	20.80	21.03
2009	172	8.27	8.32	1,421	-	0.25	0.45	42.34	42.47
Rydex VT S&P 500 Pure Value
2013	617	11.36	12.14	7,377	-	0.25	1.45	13.60	40.67
2012	-	8.53	8.63	-	-	0.25	0.45	18.14	18.22
2011	4,430	7.22	7.30	31,999	0.06	0.25	0.45	(6.48)	(6.17)
2010	-	7.72	7.78	-	-	0.25	0.45	16.27	16.47
2009	221	6.64	6.68	1,465	3.12	0.25	0.45	45.93	46.49
Rydex VT S&P MidCap 400 Pure Growth
2013	231	11.21	17.24	3,924	-	0.25	1.45	12.10	29.82
2012	-	13.12	13.28	-	-	0.25	0.45	12.04	12.35
2011	-	11.71	11.82	-	-	0.25	0.45	(4.02)	(3.82)
2010	-	12.20	12.29	-	-	0.25	0.45	28.15	28.29
2009	-	9.52	9.58	-	-	0.25	0.45	51.59	51.82
Rydex VT S&P SmallCap 600 Pure Growth
2013	7,672	11.36	14.18	95,936	-	0.25	1.45	13.60	36.74
2012	3,571	10.24	10.37	36,915	-	0.25	0.45	6.89	7.13
2011	3,596	9.58	9.68	34,820	-	0.25	0.45	-	0.21
2010	3,490	9.58	9.66	33,723	-	0.25	0.45	21.11	21.36
2009	-	7.91	7.96	-	-	0.25	0.45	29.46	29.64
Rydex VT S&P SmallCap 600 Pure Value
2013	2,260	11.11	11.29	25,152	0.60	0.25	1.45	11.10	38.36
2012	370	8.07	8.16	2,986	-	0.25	0.45	16.28	16.57
2011	-	6.94	7.00	-	-	0.25	0.45	(12.48)	(12.39)
2010	-	7.93	7.99	-	-	0.25	0.45	20.88	21.06
2009	-	6.56	6.60	-	-	0.25	0.45	56.94	57.14

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT U.S. Government Money Market(d)
2013	175,315	8.24	9.78	1,491,434	-	0.25	1.45	(3.40)	(2.20)
2012	250,058	8.53	8.64	2,134,416	-	0.25	0.45	(3.40)	(3.14)
2011	24,425	8.83	8.92	216,643	-	0.25	0.45	(3.39)	(3.25)
2010	18,661	9.14	9.22	171,623	0.01	0.25	0.45	(3.48)	(3.15)
2009	37,265	9.47	9.52	353,909	0.01	0.25	0.45	(3.27)	(3.15)
T. Rowe Price Blue Chip Growth(b)
2013	5,672	11.63	14.49	69,829	-	0.25	1.45	16.30	36.31
2012	1,091	10.59	10.63	11,544	-	0.25	0.45	13.87	14.18
2011	-	9.30	9.31	-	-	0.25	0.45	(7.00)	(6.90)
T. Rowe Price Equity Income(b)
2013	43,047	10.64	12.87	550,920	1.40	0.25	1.45	6.40	25.19
2012	16,745	10.24	10.28	171,465	1.07	0.25	0.45	12.90	13.22
2011	-	9.07	9.08	-	-	0.25	0.45	(9.30)	(9.20)
T. Rowe Price Health Sciences(b)
2013	249	11.37	17.56	4,368	-	0.25	1.45	13.70	45.73
2012	-	12.01	12.05	-	-	0.25	0.45	26.55	26.84
2011	-	9.49	9.50	-	-	0.25	0.45	(5.10)	(5.00)
T. Rowe Price Limited-Term Bond(b)
2013	42,322	9.37	9.82	396,813	1.70	0.25	1.45	(3.50)	(1.80)
2012	11,374	9.71	9.75	110,523	3.05	0.25	0.45	(1.12)	(0.81)
2011	-	9.82	9.83	-	-	0.25	0.45	(1.80)	(1.70)
Templeton Developing Markets Securities
2013	12,888	10.24	16.78	214,456	0.81	0.25	1.45	(4.27)	2.40
2012	2,784	17.35	17.49	48,608	1.14	0.25	0.45	9.33	9.52
2011	2,230	15.87	15.97	35,612	0.71	0.25	0.45	(18.70)	(18.52)
2010	1,183	19.52	19.60	23,186	2.79	0.25	0.45	13.62	13.82
2009	-	17.18	17.22	-	-	0.25	0.45	66.80	67.02

(b) Prior year new subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Templeton Foreign Securities
2013	6,966	11.25	17.69	121,959	0.56	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
2011	-	12.90	12.99	-	-	0.25	0.45	(13.65)	(13.46)
2010	-	14.94	15.01	-	-	0.25	0.45	4.70	4.97
2009	-	14.27	14.30	-	-	0.25	0.45	32.37	32.65
Templeton Global Bond Securities(b)
2013	3,718	10.03	10.29	37,887	3.74	0.25	1.45	(1.82)	0.30
2012	-	10.43	10.46	-	-	0.25	0.45	11.19	11.40
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Van Eck VIP Global Hard Assets(b)
2013	3,035	7.90	10.89	23,953	-	0.25	1.45	6.47	8.90
2012	-	7.42	7.44	-	-	0.25	0.45	(0.40)	(0.27)
2011	-	7.45	7.46	-	-	0.25	0.45	(25.50)	(25.40)
Virtus International Series(a)
2013	9,440	9.89	10.31	93,256	1.52	0.25	1.45	(1.10)	3.10
Virtus Premium AlphaSector Series(a)
2013	938	10.75	11.31	10,597	0.40	0.25	1.45	7.50	13.10
Virtus Real Estate Securities Series(a)
2013	2,495	8.80	9.05	21,922	1.42	0.25	1.45	(12.00)	(9.50)
Wells Fargo Advantage Omega Growth VT(b)
2013	6,273	11.52	13.37	75,368	0.05	0.25	1.45	15.20	35.32
2012	1,638	9.84	9.88	16,174	-	0.25	0.45	16.31	16.65
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Wells Fargo Advantage Opportunity VT
2013	333	10.81	13.08	4,355	-	0.25	1.45	8.10	26.50
2012	1,248	10.22	10.34	12,900	0.19	0.25	0.45	11.57	11.78
2011	-	9.16	9.25	-	-	0.25	0.45	(8.67)	(8.51)
2010	-	10.03	10.11	-	-	0.25	0.45	19.55	19.79
2009	-	8.39	8.44	-	-	0.25	0.45	42.69	43.05
Wells Fargo Advantage Small Cap Value VT(b)
2013	2,315	10.29	10.55	24,412	0.60	0.25	1.45	2.90	11.17
2012	1,713	9.46	9.49	16,256	1.65	0.25	0.45	10.13	10.35
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Western Asset Variable Global High Yield Bond(a)
2013	-	10.09	10.19	-	-	0.25	1.45	0.90	1.90

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)
These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)
For the periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

5.  Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013; and (2) the audited financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012.

(b)	Exhibits

	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

	(2)	Not Applicable

	(3)	(a)	Distribution Agreement(z)
(i) Amendment 1 to Distribution Agreement(i)
(ii) Amendment 2 to Distribution Agreement(l)
		(b)	Marketing Organization Agreement(c)
(i) Amendment to Marketing Organization Agreement –Anti-Money Laundering Requirement(i)
(ii) Amendment to Marketing Organization Agreement – Supervisory Fee(i)
		(c)	Commission Schedule(i)
		(d)	Commission Schedule – EliteDesigns Plus(y)
		(e)	Third Party Sales Agreement(f)

	(4)	(a)	Individual Contract (Form FSB 242 (01-07))(i)
		(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(i)
		(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)
		(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(i)
		(e)	TSA Endorsement (Form FSB202 R2-97)(a)
		(f)	IRA Endorsement (Form FSB203 R2-97)(a)
		(g)	Roth IRA Endorsement (Form FSB206 11-97)(b)
		(h)	Form of Individual Contract (Form FSB 254 (5-13))(x)
		(i)	Form of Individual Contract – Unisex (Form FSB 254 (5-13)U)(x)

	(5)	(a)	Individual Application (Form FSB 243 (6-07))(q)
		(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(q)
		(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(q)
		(d)	Individual Application Form FSB243 (2-11)(s)
		(e)	Application Supplement Form FSB 243 SUPP A (2-11)(s)
		(f)	Application Supplement Form FSB 243 SUPP B (2-11)(s)
		(g)	Form of Individual Application (Form FSB 255 (5-13)(x)
		(h)	Form of Application Supplement Form FSB 255 SUPP A (5-13)(x)
		(i)	Form of Application Supplement Form FSB 255 SUPP B (5-13)(x)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)
	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(e)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(o)

(7)	Not Applicable

(8)	(a)	Participation Agreement – AIM(x)
	(b)	Participation Agreement – AllianceBernstein(w)
	(c)	Participation Agreement – ALPS (Ibbotson)(y)
	(d)	Participation Agreement – American Century(s)
	(e)	Participation Agreement – American Funds
	(f)	Participation Agreement – BlackRock(s)
	(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(v)
	(h)	Participation Agreement – Dreyfus(x)
	(i)	Participation Agreement – DWS(s)
	(j)	Participation Agreement – Eaton Vance
	(k)	Participation Agreement – Federated(w)
	(l)	Participation Agreement – Fidelity(n)
	(m)	Participation Agreement – Franklin/Templeton(y)
	(n)	Participation Agreement – Fred Alger(y)
	(o)	Participation Agreement – Goldman Sachs(x)
	(p)	Participation Agreement – ING(w)
	(q)	Participation Agreement – Ivy
	(r)	Participation Agreement – Janus Aspen Series(o)
	(s)	Participation Agreement – JPMorgan(w)
	(t)	Participation Agreement – Legg Mason(t)
	(u)	Participation Agreement – Lord Abbett(s)
	(v)	Participation Agreement – MFS(w)
	(w)	Participation Agreement – Morgan Stanley(w)
	(x)	Participation Agreement – Neuberger Berman(f)
	(y)	Participation Agreement – Northern Lights (7Twelve)(y)
	(z)	Participation Agreement – Northern Lights (Adaptive Allocation)(w)
	(aa)	Participation Agreement – Northern Lights (Innealta)(w)
	(ab)	Participation Agreement – Northern Lights (Power Income)(w)
	(ac)	Participation Agreement – Northern Lights (Probabilities)(y)
	(ad)	Participation Agreement – Oppenheimer(s)
	(ae)	Participation Agreement – Panorama (Oppenheimer)(s)
	(af)	Participation Agreement – PIMCO(u)
	(ag)	Participation Agreement – Pioneer(w)
	(ah)	Participation Agreement – Potomac (Direxion)
	(ai)	Participation Agreement – Putnam(w)
	(aj)	Participation Agreement – Rydex(r)
	(ak)	Participation Agreement – SBL Fund
	(al)	Participation Agreement – SEI
	(am)	Participation Agreement – T. Rowe Price(y)
	(an)	Participation Agreement – Third Avenue(s)
	(ao)	Participation Agreement – Van Eck
	(ap)	Participation Agreement – Virtus(y)
	(aq)	Participation Agreement – Wells Fargo(x)

	(ar)	Information Sharing Agreement – AIM(j)
	(as)	Information Sharing Agreement – Alps/Ibbotson(x)
	(at)	Information Sharing Agreement – American Century(j)
	(au)	Information Sharing Agreement – American Funds
	(av)	Information Sharing Agreement – Direxion(k)
	(aw)	Information Sharing Agreement – Dreyfus(j)
	(ax)	Information Sharing Agreement – Fidelity(k)
	(ay)	Information Sharing Agreement – Franklin/Templeton(p)
	(az)	Information Sharing Agreement – ING(x)
	(ba)	Information Sharing Agreement – Ivy(x)
	(bb)	Information Sharing Agreement – Janus(g)
	(bc)	Information Sharing Agreement – Legg Mason(p)
	(bd)	Information Sharing Agreement – MFS(j)
	(be)	Information Sharing Agreement – Neuberger Berman(m)
	(bf)	Information Sharing Agreement – Oppenheimer(j)
	(bg)	Information Sharing Agreement – PIMCO(j)
	(bh)	Information Sharing Agreement – Putnam(x)
	(bi)	Information Sharing Agreement – Rydex(j)
	(bj)	Information Sharing Agreement – SBL Fund(h)
	(bk)	Information Sharing Agreement – T. Rowe(h)
	(bl)	Information Sharing Agreement – Van Eck(x)
	(bm)	Information Sharing Agreement – Wells Fargo(k)

(9)	Opinion of Counsel(x)

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, Katherine P. White, and Douglas G. Wolff

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2007).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).

(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142082 (filed October 19, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2013).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2014).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	CEO and Chairman of the Board
Douglass G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Susan Lacey	Vice President and Controller
Anthony D. Minella	Vice President, Chief Investment Officer and Director
Roger S. Offermann*	Vice President, Lead Actuary and Director
Jeanne R. Slusher*	Vice President and Auditor
Barry G. Ward*	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Carmen R. Hill*	Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership

Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company

Name	Jurisdiction	Percent of Voting Securities Owned
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC; Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.	Number of Contract Owners

As of February 28, 2014, there were 297 owners of Qualified Contracts and 260 owners of Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.	Indemnification

The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)	Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)

SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Justin A. Jacquinot	Senior Vice President
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	Ken M. DiFrancesca	Vice President and Director
	Ryan Johnson	Vice President
	James J. Kiley	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Lorette F. Ziegler	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Carmen R. Hill	Second Vice President and Assistant Secretary
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$39,0091	$33,2422	$0	N/A

1    FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.
2    A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 800 Westchester Avenue, Suite 641 N, Rye Brook, New York 10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.

(e)
First Security Benefit Life Insurance and Annuity Company of New York represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April 2014.

First Security Benefit Life Insurance and Annuity Company of New York
(The Depositor)

Variable Annuity Account A
(The Registrant)

By: *
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2014.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

By:	*
Barry G. Ward, Vice President, Chief Financial Officer (chief accounting officer), Chief Risk Officer, Treasurer, and Director

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Anthony D. Minella, Vice President, Chief Investment Officer and Director

By:	*
Roger S. Offermann, Director

By:	*
Douglas G. Wolff, President & Director

By:	*
Katherine P. White, Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

FUNDS/ACCOUNT A/ELITEDESIGNS-NY/edny-n4-26/04/25/14

EXHIBIT INDEX

(8)	(e)	Participation Agreement – American Funds
	(j)	Participation Agreement – Eaton Vance
	(q)	Participation Agreement – Ivy
	(ah)	Participation Agreement – Potomac (Direxion)
	(ak)	Participation Agreement – SBL Fund
	(al)	Participation Agreement – SEI
	(ao)	Participation Agreement – Van Eck
	(au)	Information Sharing Agreement – American Funds

(10)	Consent of Independent Registered Public Accounting Firm

(13)	Powers of Attorney